UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ===========================================

       SEMIANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       JUNE 30, 2013

 ===========================================

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                 [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

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JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

   Financial Statements                                                       8

   Financial Highlights                                                      11

   Notes to Financial Statements                                             12

EXPENSE EXAMPLE                                                              17

ADVISORY AGREEMENT(S)                                                        19

  MASTER EXTENDED MARKET INDEX SERIES:

   Schedule of Investments                                                   26

   Financial Statements                                                      73

   Financial Highlights                                                      76

   Notes to Financial Statements                                             77

ADVISORY AGREEMENTS                                                          89

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX(SM).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion
Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

As of the end of the reporting period, the USAA Extended Market Index Fund had a total return of 15.30%. U.S. equities, as represented by the Dow Jones U.S. Completion Total Stock Market Index, advanced 15.68% for the six-month period ended June 30, 2013.

Risk markets globally began 2013 with a powerful relief rally after the United States averted the worst of its fiscal cliff situation with a last minute tax deal struck on New Year's Day. The rally stalled in February, however, as economic momentum slowed and investors weighed the global impact of the inevitable U.S. government spending cuts. Later in the first quarter, financial markets were rattled by a stalemate presidential election in Italy and a severe banking crisis in Cyprus, reminding investors that Europe was still quite vulnerable to political instability and its debt and banking problems were far from resolved.

U.S. stocks persevered through these flare-ups in the eurozone as investors' risk appetite was largely supported by the continuation of accommodative monetary policy from the U.S. Federal Reserve (the Fed). Equities broadly advanced as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield. As the year progressed, the markets became increasingly dominated by speculation around the future direction of monetary policy. Sluggish global growth, ironically, was conducive to positive equity market performance. Although disappointing economic reports caused financial market volatility to rise, the weak data also afforded investors some comfort that the central bank would continue to maintain their accommodative stance.

However, after peaking in late May, U.S. stock markets recoiled in response to comments from the Fed, hinting that a change in its policy stance was on the horizon. Volatility picked up considerably and equities broadly

Refer to page 5 for benchmark definitions.

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2  | USAA EXTENDED MARKET INDEX FUND

================================================================================

declined through the remainder of the period due to concerns about the potential impact tighter monetary policy would have on financial markets and economic growth.

While rhetoric from the Fed about tapering its bond-buying stimulus program was the catalyst for the sell-off in equity markets, indicators that global growth was continuing to slow (with the exception of Japan) was another source of investor anxiety. The recovery in the United States showed signs of weakening and European countries already mired in recession saw economic conditions worsen. Slowing growth in emerging markets, particularly China and Brazil, dimmed the outlook for the entire global economy.

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 30, 2013, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER. INDEX PERFORMANCE IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2013 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (THE FUND) (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                           6/30/13                 12/31/12
--------------------------------------------------------------------------------
Net Assets                             $487.1 Million           $398.4 Million
Net Asset Value Per Share                  $15.37                   $13.33

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
    12/31/2012-6/30/2013*          1 Year            5 Years        10 Years
           15.30%                  24.59%            8.53%          10.16%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement        0.65%           After Reimbursement        0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    DOW JONES U.S. COMPLETION              USAA EXTENDED
                           TOTAL STOCK                     MARKET INDEX
                          MARKET INDEX*                        FUND
 6/30/2003                 $10,000.00                       $10,000.00
 7/31/2003                  10,467.13                        10,450.00
 8/31/2003                  10,905.82                        10,887.50
 9/30/2003                  10,770.40                        10,737.50
10/31/2003                  11,590.71                        11,562.50
11/30/2003                  11,990.56                        11,950.00
12/31/2003                  12,240.02                        12,192.62
 1/31/2004                  12,678.61                        12,606.99
 2/29/2004                  12,900.52                        12,833.01
 3/31/2004                  12,955.16                        12,895.79
 4/30/2004                  12,434.53                        12,355.85
 5/31/2004                  12,622.10                        12,544.21
 6/30/2004                  12,969.53                        12,883.24
 7/31/2004                  12,250.57                        12,167.50
 8/31/2004                  12,251.80                        12,167.50
 9/30/2004                  12,722.84                        12,644.66
10/31/2004                  12,957.93                        12,908.35
11/30/2004                  13,862.49                        13,787.33
12/31/2004                  14,454.88                        14,377.52
 1/31/2005                  13,965.29                        13,891.88
 2/28/2005                  14,235.52                        14,147.48
 3/31/2005                  13,962.62                        13,917.44
 4/30/2005                  13,452.39                        13,444.58
 5/31/2005                  14,254.09                        14,236.94
 6/30/2005                  14,719.12                        14,684.24
 7/31/2005                  15,547.73                        15,476.60
 8/31/2005                  15,369.48                        15,297.68
 9/30/2005                  15,485.99                        15,387.14
10/31/2005                  15,122.40                        15,054.86
11/30/2005                  15,827.87                        15,783.32
12/31/2005                  15,904.52                        15,831.70
 1/31/2006                  16,949.02                        16,826.08
 2/28/2006                  16,781.00                        16,682.16
 3/31/2006                  17,420.18                        17,310.19
 4/30/2006                  17,491.87                        17,375.61
 5/31/2006                  16,736.78                        16,642.91
 6/30/2006                  16,784.76                        16,669.08
 7/31/2006                  16,310.80                        16,198.05
 8/31/2006                  16,660.81                        16,538.23
 9/30/2006                  16,813.20                        16,721.41
10/31/2006                  17,649.70                        17,545.71
11/30/2006                  18,288.68                        18,186.82
12/31/2006                  18,335.18                        18,255.81
 1/31/2007                  18,926.56                        18,859.30
 2/28/2007                  18,879.84                        18,749.58
 3/31/2007                  19,084.56                        18,941.60
 4/30/2007                  19,557.47                        19,366.79
 5/31/2007                  20,399.18                        20,176.03
 6/30/2007                  20,099.58                        19,915.43
 7/31/2007                  19,198.11                        19,051.33
 8/31/2007                  19,391.48                        19,229.63
 9/30/2007                  19,979.46                        19,833.13
10/31/2007                  20,570.29                        20,464.06
11/30/2007                  19,416.44                        19,270.78
12/31/2007                  19,324.12                        19,115.83
 1/31/2008                  18,131.14                        17,866.62
 2/29/2008                  17,739.65                        17,503.48
 3/31/2008                  17,425.26                        17,154.86
 4/30/2008                  18,375.51                        18,099.03
 5/31/2008                  19,250.75                        18,912.47
 6/30/2008                  17,807.24                        17,488.95
 7/31/2008                  17,639.47                        17,314.64
 8/31/2008                  17,982.68                        17,663.26
 9/30/2008                  16,028.62                        15,760.39
10/31/2008                  12,721.20                        12,506.63
11/30/2008                  11,271.79                        11,083.11
12/31/2008                  11,781.92                        11,594.45
 1/31/2009                  10,901.70                        10,701.38
 2/28/2009                   9,835.61                         9,654.34
 3/31/2009                  10,683.67                        10,485.81
 4/30/2009                  12,284.99                        12,056.38
 5/31/2009                  12,795.02                        12,549.10
 6/30/2009                  12,902.29                        12,641.49
 7/31/2009                  14,064.20                        13,780.92
 8/31/2009                  14,589.58                        14,304.44
 9/30/2009                  15,436.84                        15,120.51
10/31/2009                  14,601.43                        14,273.64
11/30/2009                  15,182.11                        14,843.35
12/31/2009                  16,191.99                        15,811.01
 1/31/2010                  15,804.24                        15,423.87
 2/28/2010                  16,567.04                        16,167.18
 3/31/2010                  17,781.22                        17,344.11
 4/30/2010                  18,627.72                        18,164.85
 5/31/2010                  17,227.84                        16,802.10
 6/30/2010                  16,034.27                        15,640.67
 7/31/2010                  17,144.13                        16,709.19
 8/31/2010                  16,190.46                        15,764.55
 9/30/2010                  18,032.35                        17,560.91
10/31/2010                  18,839.45                        18,335.20
11/30/2010                  19,401.19                        18,861.71
12/31/2010                  20,825.79                        20,255.31
 1/31/2011                  21,092.16                        20,495.87
 2/28/2011                  22,028.96                        21,410.00
 3/31/2011                  22,473.26                        21,843.02
 4/30/2011                  23,144.10                        22,468.48
 5/31/2011                  22,850.91                        22,179.80
 6/30/2011                  22,317.76                        21,650.57
 7/31/2011                  21,596.11                        20,960.96
 8/31/2011                  19,831.33                        19,244.95
 9/30/2011                  17,692.05                        17,176.12
10/31/2011                  20,169.07                        19,581.73
11/30/2011                  20,053.56                        19,453.43
12/31/2011                  20,043.75                        19,438.80
 1/31/2012                  21,558.83                        20,897.97
 2/29/2012                  22,425.85                        21,719.80
 3/31/2012                  22,938.46                        22,206.19
 4/30/2012                  22,770.04                        22,038.47
 5/31/2012                  21,177.82                        20,495.44
 6/30/2012                  21,846.78                        21,132.78
 7/31/2012                  21,696.98                        20,981.83
 8/31/2012                  22,445.81                        21,703.03
 9/30/2012                  22,995.47                        22,222.96
10/31/2012                  22,692.01                        21,921.07
11/30/2012                  23,026.30                        22,256.51
12/31/2012                  23,629.17                        22,834.00
 1/31/2013                  25,275.42                        24,409.94
 2/28/2013                  25,520.75                        24,632.62
 3/31/2013                  26,716.76                        25,780.32
 4/30/2013                  26,887.62                        25,934.49
 5/31/2013                  27,604.42                        26,602.55
 6/30/2013                  27,333.06                        26,328.48

                                   [END CHART]

         Data from 6/30/03 to 6/30/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 3,500 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500 Index. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                              o  TOP 10 HOLDINGS  o
                                 AS OF 6/30/13
                               (% of Net Assets)*

Liberty Global PLC A .....................................................  0.7%
Las Vegas Sands Corp. ....................................................  0.5%
Vertex Pharmaceuticals Inc. ..............................................  0.5%
Transocean Ltd. ..........................................................  0.5%
Delta Air Lines Inc. .....................................................  0.4%
Liberty Media Corp. A ....................................................  0.4%
Facebook Inc. A ..........................................................  0.4%
Linkedin Corp. A .........................................................  0.4%
Annaly Capital Management  ...............................................  0.3%
Liberty Interactive Corp. A ..............................................  0.3%

                          o  TOP 10 INDUSTRY SECTORS  o
                                  AS OF 6/30/13
                               (% of Net Assets)*

Real Estate Investment Trusts (REIT) .....................................  9.6%
Banks ....................................................................  4.9%
Insurance ................................................................  4.5%
Machinery ................................................................  3.6%
Specialty Retail .........................................................  3.6%
Software .................................................................  3.5%
Diversified Financials ...................................................  3.4%
Commercial Services & Supplies ...........................................  3.4%
Biotechnology ............................................................  3.1%
Health Care Provider & Services ..........................................  3.0%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 26-72.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
 Investment in Master Extended Market Index Series, at fair value         $486,828,702
 Receivable for capital shares sold                                            493,860
                                                                          ------------
        Total assets                                                       487,322,562
                                                                          ------------
LIABILITIES
  Payable for capital shares redeemed                                          162,080
  Accrued transfer agency fees                                                  17,106
  Other accrued expenses and payables                                           55,812
                                                                          ------------
        Total liabilities                                                      234,998
                                                                          ------------
           Net assets applicable to capital shares outstanding            $487,087,564
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $362,730,855
  Accumulated undistributed net investment income                            2,424,489
  Accumulated net realized loss from investments and
    futures transactions                                                     6,284,846
  Net unrealized appreciation on investments and futures contracts         115,647,374
                                                                          ------------
          Net assets applicable to capital shares outstanding             $487,087,564
                                                                          ============
  Capital shares outstanding                                                31,700,466
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      15.37
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends -- unaffiliated                                             $ 2,740,114
    Foreign taxes withheld                                                     (3,967)
    Securities lending -- affiliated                                          175,828
    Dividends -- affiliated                                                     9,737
                                                                          -----------
       Total income                                                         2,921,712
         Expenses (Note 4B)                                                  (154,462)
                                                                          -----------
  Net allocated investment income                                           2,767,250
                                                                          -----------
FUND EXPENSES
  Administration and servicing fees                                           567,018
  Transfer agent's fees                                                       370,687
  Custody and accounting fees                                                   3,439
  Shareholder reporting fees                                                   19,340
  Postage                                                                      12,397
  Trustees' fees                                                                5,455
  Registration fees                                                            19,835
  Professional fees                                                            49,490
  Other                                                                         5,951
                                                                          -----------
       Total Fund expenses before reimbursement                             1,053,612
  Expenses reimbursed                                                         (81,610)
                                                                          -----------
       Total Fund expenses after reimbursement                                972,002
                                                                          -----------
NET INVESTMENT INCOME                                                       1,795,248
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                            6,820,495
  Net realized gain from futures transactions                               2,164,654
  Net change in unrealized appreciation/depreciation on investments
    and futures contracts                                                  51,150,582
                                                                          -----------
       Net allocated realized and unrealized gain on investments
         and futures contracts                                             60,135,731
                                                                          -----------
  Increase in net assets from operations                                  $61,930,979
                                                                          ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  9

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

---------------------------------------------------------------------------------------
                                                             6/30/2013       12/31/2012
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $  1,795,248     $  5,544,333
  Net realized gain from investment transactions             6,820,495          123,756
  Net realized gain from futures transactions                2,164,654          742,492
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts                    51,150,582       54,176,593
                                                          -----------------------------
    Net increase (decrease) in net assets
      from operations                                       61,930,979       60,587,174
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                              -       (5,499,738)
  Net realized gains                                                 -       (2,744,950)
                                                          -----------------------------
    Distributions to shareholders                                    -       (8,244,688)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                 66,387,987       54,873,628
  Reinvested dividends                                          (2,299)       8,059,603
  Cost of shares redeemed                                  (39,623,858)     (70,541,299)
                                                          -----------------------------
    Net increase (decrease) in net assets from
      capital share transactions                            26,761,830       (7,608,068)
                                                          -----------------------------
  Capital contribution from USAA Transfer Agency
    Company                                                          -                -
                                                          -----------------------------
  Net increase (decrease) in net assets                     88,692,809       44,734,418
NET ASSETS
  Beginning of period                                      398,394,755      353,660,337
                                                          -----------------------------
  End of period                                           $487,087,564     $398,394,755
                                                          =============================
Accumulated undistributed net investment income
  End of period                                           $  2,424,489     $    629,241
                                                          =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                4,482,630        4,260,185
  Shares issued for reinvested dividends                          (159)         611,503
  Shares redeemed                                           (2,675,946)      (5,488,819)
                                                          -----------------------------
    Increase (decrease) in shares outstanding                1,806,525         (617,131)
                                                          =============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                           SIX-MONTH
                                         PERIOD ENDED
                                           JUNE 30,                 YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------
                                              2013        2012         2011         2010         2009
                                         ------------------------------------------------------------
Net asset value at
  beginning of period                     $  13.33    $  11.59     $  12.63     $  10.21     $   7.53
                                          -----------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                        .06         .19          .11          .09          .07
  Net realized and unrealized
    gain (loss) on investments
    and futures transactions                  1.98        1.83         (.63)(b)     2.78         2.67
                                          -----------------------------------------------------------
Total from investment operations              2.04        2.02         (.52)        2.87         2.74
                                          -----------------------------------------------------------
Less distributions:
  From net investment income                     -        (.19)        (.09)        (.11)        (.06)
  From realized capital gains                    -        (.09)        (.43)        (.34)           -
                                          -----------------------------------------------------------
Total distributions                              -        (.28)        (.52)        (.45)        (.06)
                                          -----------------------------------------------------------
Net asset value at end of period          $  15.37    $  13.33     $  11.59     $  12.63     $  10.21
                                          ===========================================================
Total return (%)*                            15.30       17.47        (4.03)       28.11        36.37
Net assets at end of period (000)         $487,088    $398,395     $353,660     $362,835     $276,245
Ratios to average net assets: **
  Expenses, including expenses
    of the Master Extended
    Market Index Series (%)(a)                 .50(c)      .50          .50          .50          .50
  Expenses before reimbursements,
    including expenses of the Master
    Extended Market Index Series (%)(a)        .53(c)      .65          .75          .81          .96
  Net investment income (%)                    .79(c)     1.45          .87          .86          .86
Portfolio turnover (%)***                        6          12           12           15           20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

 ** For the six-month period ended June 30, 2013, average net assets were $457,370,100.

*** Represents the portfolio turnover of the Master Extended Market Index
    Series.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  11

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2013, the Fund's investment was 100.00% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in
    Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended
     June 30, 2013, the fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $1,354, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards of $612,396, for federal income tax purposes. It is unlikely that the Trust's Board of Trustees (the Board) will authorize a distribution of capital

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $567,018.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $6,569 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2013, the Manager incurred subadministration fees, paid or payable to BlackRock, of $9,623.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average net assets, excluding extraordinary expenses and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2013, the Fund incurred reimbursable expenses of $81,610. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $7,057 (See Master Feeder Notes to Financials). Refer to
    Note 5 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $23 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees paid or payable to SAS, of $370,687.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  17

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                 BEGINNING           ENDING          DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE      JANUARY 1, 2013 -
                              JANUARY 1, 2013    JUNE 30, 2013        JUNE 30, 2013
                              ------------------------------------------------------
Actual                           $1,000.00         $1,153.00             $2.67

Hypothetical
 (5% return before expenses)      1,000.00          1,022.32              2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 15.30% for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel.

Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to

================================================================================

                                                      ADVISORY AGREEMENT(S) | 19

================================================================================

information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the Master Fund), a separate registered investment company advised by BlackRock Advisors, LLC (the Adviser).

NATURE, EXTENT AND QUALITY OF THE SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund operates in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, pure-index retail investment companies with frontend loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment

================================================================================

                                                      ADVISORY AGREEMENT(S) | 21

================================================================================

companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and above the median of its expense universe. The Board noted that the Manager does not currently receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper Index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

the Fund's percentile performance ranking was in the top 35% of its performance universe for the one- and five-year periods ended December 31, 2012 and was in the top 20% of its performance universe for the three-year period ended December 31, 2012. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index. The Trustees also noted management's discussion of the Fund's peer group.

COMPENSATION AND PROFITABILITY -- The Board noted that the Manager does not currently receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager had agreed to maintain expense limitations for the Fund and had reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board took into account Management's discussion of the Fund's current advisory fee

================================================================================

                                                       ADVISORY AGREEMENT |   23

================================================================================

structure. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability, if any, from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE& DEFENSE - 1.5%
     5,457     AAR Corp.                                                               $    119,945
     2,943     AeroVironment, Inc.(a)                                                        59,390
     4,347     Alliant Techsystems, Inc.                                                    357,889
     2,867     Arotech Corp.(a)                                                               4,301
     1,694     Astronics Corp.(a)                                                            69,234
     3,505     Astrotech Corp.(a)                                                             2,454
    14,467     BE Aerospace, Inc.(a)                                                        912,578
     1,655     CPI Aerostructures, Inc.(a)                                                   17,957
     2,754     Cubic Corp.                                                                  132,468
     6,323     Curtiss-Wright Corp.                                                         234,330
     1,595     Ducommun, Inc.(a)                                                             33,910
     4,304     Esterline Technologies Corp.(a)                                              311,136
    25,599     Exelis, Inc.                                                                 353,010
     8,839     GenCorp, Inc.(a)                                                             143,722
       129     Heico Corp.                                                                    6,498
     6,141     Heico Corp., Class A                                                         226,664
    13,864     Hexcel Corp.(a)                                                              472,069
     6,911     Huntington Ingalls Industries, Inc.                                          390,333
     2,908     Innovative Solutions & Support, Inc.                                          18,611
     7,919     Kratos Defense & Security Solutions, Inc.(a)                                  51,315
     1,760     LMI Aerospace, Inc.(a)                                                        32,982
     2,953     Mantech International Corp., Class A                                          77,132
     6,236     Moog, Inc., Class A(a)                                                       321,341
     8,424     Orbital Sciences Corp.(a)                                                    146,325
     3,242     RBC Bearings, Inc.(a)                                                        168,422
     9,625     Smith & Wesson Holding Corp.(a)                                               96,058
    15,146     Spirit AeroSystems Holdings, Inc., Class A(a)                                325,336
     2,796     Sturm Ruger & Co., Inc.                                                      134,320
     7,804     Taser International, Inc.(a)                                                  66,490
     5,157     Teledyne Technologies, Inc.(a)                                               398,894
     6,340     TransDigm Group, Inc.                                                        993,922
     7,188     Triumph Group, Inc.                                                          568,930
       644     VSE Corp.                                                                     26,449
                                                                                       ------------
                                                                                          7,274,415
                                                                                       ------------
ALTERNATIVE ENERGY - 0.1%
     8,257     Amyris, Inc.(a)                                                               23,863
     4,569     Ascent Solar Technologies, Inc.(a),(b)                                         3,564
       568     BioFuel Energy Corp.(a),(b)                                                    1,897
    23,883     FuelCell Energy, Inc.(a)                                                      30,331
    16,845     GT Advanced Technologies, Inc.(a)                                             69,907
     3,197     Green Plains Renewable Energy, Inc.(a)                                        42,584
     4,878     GreenHunter Energy, Inc.(a),(b)                                                3,902
     2,543     KiOR, Inc., Class A(a)                                                        14,521
     1,816     Ocean Power Technologies, Inc.(a)                                              2,942
     2,106     Pacific Ethanol, Inc.(a),(b)                                                   8,382
     5,885     Plug Power, Inc.(a),(b)                                                        2,236
       820     Rex American Resources Corp.(a)                                               23,591
     6,861     STR Holdings, Inc.(a)                                                         15,574
     6,046     Solazyme, Inc.(a),(b)                                                         70,859
     4,501     SunPower Corp.(a)                                                             93,171
     4,249     Verenium Corp.(a)                                                              9,518
                                                                                       ------------
                                                                                            416,842
                                                                                       ------------
AUTOMOBILES & PARTS - 1.8%
     4,401     Allison Transmission Holdings, Inc.                                          101,575
     9,525     American Axle & Manufacturing Holdings, Inc.(a)                              177,451
    13,062     Autoliv, Inc.                                                              1,010,868

================================================================================

26  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,670     Cooper Tire & Rubber Co.                                                 $    287,584
    20,092     Dana Holding Corp.                                                           386,972
     3,786     Dorman Products, Inc.                                                        172,755
     2,419     Federal-Mogul Corp., Class A(a)                                               24,698
     2,169     Fuel Systems Solutions, Inc.(a)                                               38,803
    19,685     Gentex Corp.                                                                 453,739
     4,901     Gentherm, Inc.(a)                                                             91,012
    41,097     LKQ Corp.(a)                                                               1,058,248
    12,620     Lear Corp.                                                                   763,005
     3,917     LoJack Corp.(a)                                                               12,338
     6,486     Modine Manufacturing Co.(a)                                                   70,568
     2,822     Motorcar Parts of America, Inc.(a)                                            25,878
     2,934     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                           1,614
       848     Shiloh Industries, Inc.                                                        8,853
     2,753     Standard Motor Products, Inc.                                                 94,538
     3,773     Stoneridge, Inc.(a)                                                           43,918
       500     Strattec Security Corp.                                                       18,680
     3,069     Superior Industries International, Inc.                                       52,817
    14,855     TRW Automotive Holdings Corp.(a)                                             986,966
     8,425     Tenneco, Inc.(a)                                                             381,484
    10,054     Tesla Motors, Inc.(a),(b)                                                  1,080,101
     7,502     Titan International, Inc.                                                    126,559
     7,139     U.S.Auto Parts Network, Inc.(a)                                                8,210
     6,898     Visteon Corp.(a)                                                             435,402
     8,622     WABCO Holdings, Inc.(a)                                                      643,977
                                                                                       ------------
                                                                                          8,558,613
                                                                                       ------------
BANKS - 5.0%
       774     1st Source Corp.                                                              18,390
     5,499     1st United Bancorp, Inc.                                                      36,953
       864     Ameriana Bancorp                                                               8,666
     1,414     American National Bank Shares, Inc.                                           32,861
     3,662     Ameris Bancorp(a)                                                             61,705
     1,492     Ames National Corp.                                                           33,958
     2,008     Arrow Financial Corp.                                                         49,698
    22,297     Associated Banc-Corp.                                                        346,718
    11,110     Astoria Financial Corp.                                                      119,766
     2,435     BCB Bancorp, Inc.                                                             25,933
     3,409     BOK Financial Corp.                                                          218,346
       770     Bancfirst Corp.                                                               35,843
     1,300     Bancorp of New Jersey, Inc.                                                   18,824
     5,262     The Bancorp, Inc.(a)                                                          78,877
    11,532     BancorpSouth, Inc.                                                           204,116
     6,240     Bank Mutual Corp.                                                             35,194
     6,025     Bank of Hawaii Corp.                                                         303,178
     1,025     Bank of Kentucky Financial Corp.                                              29,151
       894     Bank of Marin Bancorp                                                         35,760
     4,166     Bank of the Ozarks, Inc.                                                     180,513
     3,481     BankFinancial Corp.                                                           29,588
     6,896     BankUnited, Inc.                                                             179,365
     2,488     Banner Corp.                                                                  84,070
       965     Bar Harbor Bankshares                                                         35,271
     4,923     Beneficial Mutual Bancorp, Inc.(a)                                            41,353
     1,442     Berkshire Bancorp, Inc.                                                       11,464
     3,574     Berkshire Hills Bancorp, Inc.                                                 99,214
     1,829     BofI Holding, Inc.(a)                                                         83,805
    11,287     Boston Private Financial Holdings, Inc.                                      120,094
     1,651     Bridge Bancorp, Inc.                                                          37,147
     1,807     Bridge Capital Holdings(a)                                                    28,659
    10,126     Brookline Bancorp, Inc.                                                       87,894
     1,850     Bryn Mawr Bank Corp.                                                          44,270
     1,832     CFS Bancorp, Inc.                                                             19,639
     2,254     CNB Financial Corp.                                                           38,183
    11,902     CVB Financial Corp.                                                          139,968
       611     California First National Bancorp                                             10,082
     2,821     Camco Financial Corp.(a)                                                       9,253
     1,176     Camden National Corp.                                                         41,713
     3,166     Cape Bancorp, Inc.                                                            30,077
     1,923     Capital City Bank Group, Inc.(a)                                              22,172
    26,774     CapitalSource, Inc.                                                          251,140

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    18,512     Capitol Federal Financial, Inc.                                         $    224,736
     4,490     Cardinal Financial Corp.                                                      65,734
     1,327     Cascade Bancorp(a)                                                             8,241
    10,115     Cathay General Bancorp                                                       205,840
     2,591     Center Bancorp, Inc.                                                          32,880
     4,441     Centerstate Banks, Inc.                                                       38,548
     4,174     Central Pacific Financial Corp.(a)                                            75,132
       731     Century Bancorp, Inc., Class A                                                25,585
     3,807     Chemical Financial Corp.                                                      98,944
     1,566     Chicopee Bancorp, Inc.                                                        26,465
     1,985     Citizens & Northern Corp.                                                     38,350
     2,249     City Holding Co.                                                              87,599
     6,510     City National Corp.                                                          412,539
     1,775     Clifton Savings Bancorp, Inc.                                                 21,034
     5,027     CoBiz Financial, Inc.                                                         41,724
       750     Colony Bankcorp, Inc.(a)                                                       5,160
     7,050     Columbia Banking System, Inc.                                                167,860
    10,470     Commerce Bancshares, Inc.                                                    456,073
     5,483     Community Bank System, Inc.                                                  169,151
     2,061     Community Trust Bancorp, Inc.                                                 73,413
     1,696     CommunityOne Bancorp(a)                                                       13,755
     8,194     Cullen/Frost Bankers, Inc.                                                   547,113
     4,444     Dime Community Bancshares, Inc.                                               68,082
    20,342     Doral Financial Corp.(a)                                                      16,884
     2,374     ESB Financial Corp.                                                           28,797
     2,145     ESSA Bancorp, Inc.                                                            23,509
     3,247     Eagle Bancorp, Inc.(a)                                                        72,672
    18,655     East-West Bancorp, Inc.                                                      513,012
     2,546     Eastern Virginia Bankshares, Inc.(a)                                          12,730
     1,140     Enterprise Bancorp, Inc.                                                      21,079
     2,647     Enterprise Financial Services Corp.                                           42,246
    19,655     FNB Corp.                                                                    237,432
     1,302     Farmers Capital Bank Corp.(a)                                                 28,240
     1,875     Fidelity Southern Corp.(a)                                                    23,194
     1,950     Financial Institutions, Inc.                                                  35,899
     1,663     First Bancorp, Inc.                                                           29,069
     2,188     First Bancorp, North Carolina                                                 30,851
     9,648     First Bancorp, Puerto Rico(a)                                                 68,308
    10,122     First Busey Corp.                                                             45,549
     1,258     First Citizens Banc Corp.                                                      8,881
       667     First Citizens BancShares, Inc., Class A                                     128,097
    13,545     First Commonwealth Financial Corp.                                            99,827
     2,285     First Community Bancshares, Inc.                                              35,829
     3,270     First Connecticut Bancorp, Inc.                                               45,518
     1,426     First Defiance Financial Corp.                                                32,156
     1,590     First Federal Bancshares of Arkansas, Inc.(a)                                 12,561
     8,056     First Financial Bancorp                                                      120,034
     4,126     First Financial Bankshares, Inc.                                             229,653
     1,608     First Financial Corp.                                                         49,832
     2,423     First Financial Holdings, Inc.                                                51,392
     2,613     First Financial Northwest, Inc.                                               26,940
       358     First Financial Service Corp.(a)                                               1,264
    33,591     First Horizon National Corp.                                                 376,219
     2,703     First Interstate Bancsystem, Inc.                                             56,033

================================================================================

28  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,514     First M&F Corp.                                                         $     23,936
     4,045     First Merchants Corp.                                                         69,372
    10,479     First Midwest Bancorp, Inc.                                                  143,772
    48,624     First Niagara Financial Group, Inc.                                          489,644
     1,390     The First of Long Island Corp.                                                46,134
     2,030     First Pactrust Bancorp, Inc.                                                  27,567
     9,545     First Republic Bank                                                          367,292
       108     First Security Entitlement                                                       145
     2,291     First Security Group, Inc.(a),(b)                                              4,971
     1,978     First South Bancorp, Inc.(a)                                                  12,560
     1,435     First United Corp.(a)                                                         10,705
    22,508     FirstMerit Corp.                                                             450,835
     2,769     Flagstar Bancorp, Inc.(a)                                                     38,655
     4,169     Flushing Financial Corp.                                                      68,580
     2,078     Fox Chase Bancorp, Inc.                                                       35,326
     2,505     Franklin Financial Corp.                                                      45,115
    25,997     Fulton Financial Corp.                                                       298,446
     1,987     German American Bancorp, Inc.                                                 44,747
     9,913     Glacier Bancorp, Inc.                                                        219,969
     1,408     Great Southern Bancorp, Inc.                                                  37,960
     3,393     Guaranty Bancorp                                                              38,511
     1,094     HMN Financial, Inc.(a)                                                         7,778
     6,003     Hampton Roads Bankshares, Inc.(a)                                              7,744
    11,382     Hancock Holding Co.                                                          342,257
     4,695     Hanmi Financial Corp.(a)                                                      82,961
     1,195     Hawthorn Bancshares, Inc.                                                     14,220
     2,155     Heartland Financial USA, Inc.                                                 59,241
     3,604     Heritage Commerce Corp.(a)                                                    25,228
     2,255     Heritage Financial Corp.                                                      33,036
     1,539     Home Bancorp, Inc.(a)                                                         28,471
     6,446     Home Bancshares, Inc.                                                        167,403
     2,462     Home Federal Bancorp, Inc.                                                    31,366
     3,179     HomeTrust Bancshares, Inc.(a)                                                 53,916
     1,182     Horizon Bancorp                                                               24,125
     2,243     Hudson Valley Holding Corp.                                                   38,086
     3,981     IBERIABANK Corp.                                                             213,421
     3,109     Independent Bank Corp.                                                       107,260
     1,901     Independent Bank Corp./MI(a)                                                  11,957
     7,211     International Bancshares Corp.                                               162,824
     2,799     Intervest Bancshares Corp.(a)                                                 18,697
     6,844     Investors Bancorp, Inc.                                                      144,272
     2,925     Kearny Financial Corp.(a)                                                     30,683
     4,827     Lakeland Bancorp, Inc.                                                        50,346
     2,321     Lakeland Financial Corp.                                                      64,408
     7,326     MB Financial, Inc.                                                           196,337
     4,034     Macatawa Bank Corp.(a)                                                        20,331
     2,922     MainSource Financial Group, Inc.                                              39,242
     1,247     Mercantile Bank Corp.                                                         22,409
       955     Merchants Bancshares, Inc.                                                    28,239
     2,069     Metro Bancorp, Inc.(a)                                                        41,442
     1,426     Midsouth Bancorp, Inc.                                                        22,146
     1,321     MidwestOne Financial Group, Inc.                                              31,783
     1,313     MutualFirst Financial, Inc.                                                   18,513
       717     NASB Financial, Inc.(a)                                                       18,764
     5,949     NBT Bancorp, Inc.                                                            125,940
     1,269     National Bankshares, Inc.                                                     45,088
    16,038     National Penn Bancshares, Inc.                                               162,946
    60,329     New York Community Bancorp, Inc.                                             844,606
     4,068     Newbridge Bancorp(a)                                                          24,367
     1,321     North Valley Bancorp(a)                                                       21,863
     3,265     Northfield Bancorp, Inc.                                                      38,266
     1,133     Northrim BanCorp, Inc.                                                        27,407
    12,760     Northwest Bancshares, Inc.                                                   172,388

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       859     Norwood Financial Corp.                                                 $     24,911
     6,419     OFG Bancorp                                                                  116,248
     2,845     OceanFirst Financial Corp.                                                    44,240
       934     Ohio Valley Banc Corp.                                                        20,156
    13,732     Old National Bancorp                                                         189,914
     2,542     Old Second Bancorp, Inc.(a)                                                   14,032
     2,074     OmniAmerican Bancorp, Inc.(a)                                                 45,690
     5,892     Oritani Financial Corp.                                                       92,387
     1,792     Orrstown Financial Service, Inc.(a)                                           22,723
     4,727     PVF Capital Corp.(a)                                                          18,908
     2,847     Pacific Continental Corp.                                                     33,595
     5,451     PacWest Bancorp                                                              167,073
     1,722     Park National Corp.                                                          118,456
     8,006     Park Sterling Corp.(a)                                                        47,315
     1,408     Peapack-Gladstone Financial Corp.                                             24,640
       966     Penns Woods Bancorp, Inc.                                                     40,437
     1,155     Peoples Bancorp of North Carolina, Inc.                                       14,472
     1,544     Peoples Bancorp, Inc.                                                         32,548
     1,245     Peoples Financial Corp.                                                       16,098
     4,638     Pinnacle Financial Partners, Inc.(a)                                         119,243
    14,001     Popular, Inc.(a)                                                             424,650
     1,044     Porter Bancorp, Inc.(a)                                                          887
     2,017     Preferred Bank(a)                                                             33,240
     8,797     PrivateBancorp, Inc.                                                         186,584
     6,275     Prosperity Bancshares, Inc.                                                  324,982
     1,564     Provident Financial Holdings, Inc.                                            24,836
     7,278     Provident Financial Services, Inc.                                           114,847
     5,827     Provident New York Bancorp                                                    54,424
     2,347     Pulaski Financial Corp.                                                       22,414
     3,535     Renasant Corp.                                                                86,042
     1,556     Republic Bancorp, Inc., Class A                                               34,108
     4,534     Republic First Bancorp, Inc.(a)                                               12,922
     5,241     Riverview Bancorp, Inc.(a)                                                    13,155
     4,307     Rockville Financial, Inc.                                                     56,336
     1,676     Roma Financial Corp.                                                          30,436
     1,265     Royal Bancshares of Pennsylvania, Class A(a)                                   1,796
     3,973     S&T Bancorp, Inc.                                                             77,871
     2,359     SCBT Financial Corp.                                                         118,870
     6,234     SVB Financial Group(a)                                                       519,417
     2,038     SY Bancorp, Inc.                                                              49,992
     3,692     Sandy Spring Bancorp, Inc.                                                    79,821
    13,010     Seacoast Banking Corp.of Florida(a)                                           28,622
     1,363     Shore Bancshares, Inc.(a)                                                     10,032
     1,748     Sierra Bancorp                                                                25,870
     6,633     Signature Bank(a),(b)                                                        550,672
     2,274     Simmons First National Corp., Class A                                         59,329
     2,491     Southside Bancshares, Inc.                                                    59,485
     2,919     Southwest Bancorp, Inc.(a)                                                    38,531
     5,211     State Bank Financial Corp.                                                    78,321
     3,117     StellarOne Corp.                                                              61,249
     4,510     Sterling Bancorp                                                              52,406
     3,863     Sterling Financial Corp.                                                      91,862
     1,913     Suffolk Bancorp(a)                                                            31,258
       785     Summit Financial Group, Inc.(a)                                                6,311
     7,290     Sun Bancorp, Inc.(a)                                                          24,713
    24,908     Susquehanna Bancshares, Inc.                                                 320,068
   107,161     Synovus Financial Corp.                                                      312,910
    22,400     TCF Financial Corp.                                                          317,632
    11,430     TFS Financial Corp.(a)                                                       128,016
     2,289     Taylor Capital Group, Inc.(a)                                                 38,661
     2,324     Territorial Bancorp, Inc.                                                     52,546
     5,729     Texas Capital Bancshares, Inc.(a)                                            254,138

================================================================================

30  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,650     Tompkins Trustco, Inc.                                                  $     74,563
     4,373     Towne Bank                                                                    64,371
     1,982     Trico Bancshares                                                              42,276
    12,856     TrustCo Bank Corp.NY                                                          69,937
     8,834     Trustmark Corp.                                                              217,140
     4,249     UMB Financial Corp.                                                          236,542
    15,067     Umpqua Holdings Corp.                                                        226,156
     2,830     Union First Market Bankshares Corp.                                           58,270
     1,857     United Bancorp, Inc.                                                          13,185
     5,963     United Bankshares, Inc.                                                      157,721
     6,607     United Community Banks, Inc.(a)                                               82,059
     5,534     United Community Financial Corp.(a)                                           25,733
     2,897     United Financial Bancorp, Inc.                                                43,890
     3,600     United Security Bancshares(a)                                                 15,264
     2,482     Univest Corp.of Pennsylvania                                                  47,332
    26,753     Valley National Bancorp                                                      253,351
     5,555     ViewPoint Financial Group, Inc.                                              115,600
     4,176     Virginia Commerce Bancorp, Inc.(a)                                            58,297
     1,149     WSFS Financial Corp.                                                          60,196
     2,825     Washington Banking Co.                                                        40,115
    13,728     Washington Federal, Inc.                                                     259,185
     2,042     Washington Trust Bancorp, Inc.                                                58,238
     1,813     Waterstone Financial, Inc.(a)                                                 18,420
    12,344     Webster Financial Corp.                                                      316,994
     3,742     WesBanco, Inc.                                                                98,901
     2,837     West Bancorp., Inc.                                                           33,335
     3,644     Westamerica Bancorp                                                          166,494
    10,473     Western Alliance Bancorp(a)                                                  165,788
     4,229     Westfield Financial, Inc.                                                     29,603
     9,383     Wilshire Bancorp, Inc.                                                        62,115
     5,035     Wintrust Financial Corp.                                                     192,740
     2,300     Yadkin Financial Corp.(a)                                                     32,292
                                                                                       ------------
                                                                                         24,172,006
                                                                                       ------------
BEVERAGES - 0.1%
     1,146     The Boston Beer Co., Inc., Class A(a)                                        195,553
       705     Coca-Cola Bottling Co. Consolidated                                           43,111
     1,511     Craft Brew Alliance, Inc.(a)                                                  12,451
     2,541     Jamba, Inc.(a)                                                                37,937
     1,965     National Beverage Corp.                                                       34,329
     5,693     Primo Water Corp.(a)                                                          10,361
       971     Willamette Valley Vineyards, Inc.(a)                                           4,340
                                                                                       ------------
                                                                                            338,082
                                                                                       ------------
CHEMICALS - 2.4%
     3,979     A.Schulman, Inc.                                                             106,717
     3,697     Aceto Corp.                                                                   51,499
    11,999     Albemarle Corp.                                                              747,418
     3,434     American Vanguard Corp.                                                       80,459
    10,081     Ashland, Inc.                                                                841,763
     9,657     Axiall Corp.                                                                 411,195
     4,238     Balchem Corp.                                                                189,650
     8,045     Cabot Corp.                                                                  301,044
     7,694     Calgon Carbon Corp.(a)                                                       128,336
     4,691     Cambrex Corp.(a)                                                              65,533
    21,841     Celanese Corp., Series A                                                     978,477
     1,295     Chase Corp.                                                                   28,956
    13,452     Chemtura Corp.(a)                                                            273,076
     4,978     Codexis, Inc.(a)                                                              11,001
     5,750     Cytec Industries, Inc.                                                       421,187
    12,030     Ferro Corp.(a)                                                                83,609
     2,495     FutureFuel Corp.                                                              35,354
     6,784     H.B.Fuller Co.                                                               256,503
     1,371     Hawkins, Inc.                                                                 54,004
    26,395     Huntsman Corp.                                                               437,101
     2,976     Innophos Holdings, Inc.                                                      140,378
     7,289     Intrepid Potash, Inc.                                                        138,855
     1,340     KMG Chemicals, Inc.                                                           28,274
     2,838     Koppers Holdings, Inc.                                                       108,355
     4,660     Kraton Performance Polymers, Inc.(a)                                          98,792
     2,763     Kronos Worldwide, Inc.                                                        44,871

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                                                   SCHEDULE OF INVESTMENTS |  31

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,711     LSB Industries, Inc.(a)                                                 $     82,442
     4,583     Metabolix, Inc.(a)                                                             6,508
     4,784     Minerals Technologies, Inc.                                                  197,771
       962     NL Industries, Inc.                                                           10,871
     1,468     NewMarket Corp.                                                              385,438
     4,425     OM Group, Inc.(a)                                                            136,821
     6,833     Omnova Solutions, Inc.(a)                                                     54,732
    10,945     Olin Corp.                                                                   261,804
     2,070     Penford Corp.(a)                                                              27,717
    13,631     PolyOne Corp.                                                                337,776
     6,511     Polypore International, Inc.(a)                                              262,393
     1,833     Quaker Chemical Corp.                                                        113,664
    18,084     RPM International, Inc.                                                      577,603
    30,656     Rentech, Inc.                                                                 64,378
    10,713     Rockwood Holdings, Inc.                                                      685,953
     7,787     Senomyx, Inc.(a)                                                              16,976
     6,869     Sensient Technologies Corp.                                                  277,988
     2,393     Stepan Co.                                                                   133,075
       651     TOR Minerals International, Inc.(a)                                            7,168
     3,356     Tredegar Corp.                                                                86,249
     2,912     Tronox Ltd., Class A                                                          58,677
     2,609     Valhi, Inc.                                                                   35,848
    11,182     The Valspar Corp.                                                            723,140
     9,830     W.R.Grace & Co.(a)                                                           826,113
     2,765     Westlake Chemical Corp.                                                      266,574
     3,931     Zagg, Inc.(a)                                                                 21,031
     3,240     Zep, Inc.                                                                     51,289
     4,026     Zoltek Cos., Inc.(a)                                                          51,976
                                                                                       ------------
                                                                                         11,824,382
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.5%
    10,599     A.O.Smith Corp.                                                              384,532
     2,619     Aaon, Inc.                                                                    86,636
    14,135     AECOM Technology Corp.(a)                                                    449,352
     5,858     Acuity Brands, Inc.                                                          442,396
     5,508     Aegion Corp.(a)                                                              123,985
     2,678     Ameresco, Inc., Class A(a)                                                    24,129
     7,238     American DG Energy, Inc.(a)                                                    9,482
     1,517     American Woodmark Corp.(a)                                                    52,640
     3,942     Apogee Enterprises, Inc.                                                      94,608
     1,576     Argan, Inc.                                                                   24,586
     2,857     Armstrong World Industries, Inc.(a)                                          136,536
       102     Baran Group Ltd.(a)                                                              408
     6,331     BlueLinx Holdings, Inc.(a)                                                    13,612
     8,159     Builders FirstSource, Inc.(a)                                                 48,791
    14,724     Chicago Bridge & Iron Co.NV                                                  878,434
     9,063     EMCOR Group, Inc.                                                            368,411
     6,533     Eagle Materials, Inc.                                                        432,942
    22,877     Fortune Brands Home & Security, Inc.                                         886,255
    13,696     Foster Wheeler AG(a)                                                         297,340
     7,242     Generac Holdings, Inc.                                                       268,026
     4,188     Gibraltar Industries, Inc.(a)                                                 60,977
     4,840     Granite Construction, Inc.                                                   144,038
     7,794     Great Lakes Dredge & Dock Corp.                                               60,949
     6,030     Griffon Corp.                                                                 67,837
    10,938     Headwaters, Inc.(a)                                                           96,692
     3,739     Hill International, Inc.(a)                                                   10,245
     2,430     Insteel Industries, Inc.                                                      42,574
     2,175     Integrated Electrical Services, Inc.(a)                                        9,679
    20,208     KBR, Inc.                                                                    656,760
     1,447     L.B.Foster Co., Class A                                                       62,467
     2,780     Layne Christensen Co.(a)                                                      54,238
     6,241     Lennox International, Inc.                                                   402,794
    19,354     Louisiana-Pacific Corp.(a)                                                   286,246
    25,727     MDU Resources Group, Inc.                                                    666,587
     2,944     MYR Group, Inc.(a)                                                            57,261
     6,317     Martin Marietta Materials, Inc.                                              621,719
     8,026     Mastec, Inc.(a),(b)                                                          264,055
    21,903     Mueller Water Products, Inc., Series A                                       151,350

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32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,145     NCI Building Systems, Inc.(a)                                           $     48,087
     2,331     Nortek, Inc.(a)                                                              150,186
     1,512     Northwest Pipe Co.(a)                                                         42,185
       642     Omega Flex, Inc.                                                               9,546
     4,065     Orion Marine Group, Inc.(a)                                                   49,146
    16,343     Owens Corning, Inc.(a)                                                       638,684
     4,952     PGT, Inc.(a)                                                                  42,934
     4,270     Pike Electric Corp.                                                           52,521
     4,266     Primoris Services Corp.                                                       84,125
     5,035     Quanex Building Products Corp.                                                84,789
     5,491     Simpson Manufacturing Co., Inc.                                              161,545
     2,322     Sterling Construction Co., Inc.(a)                                            21,037
     2,546     TRC Cos., Inc.(a)                                                             17,822
     2,962     Texas Industries, Inc.(a)                                                    192,945
     2,677     Thermon Group Holdings, Inc.(a)                                               54,611
     2,178     Trex Co., Inc.(a)                                                            103,433
     4,955     Tutor Perini Corp.(a)                                                         89,636
    12,215     USG Corp.(a)                                                                 281,556
     2,703     Universal Forest Products, Inc.                                              107,904
     3,243     Valmont Industries, Inc.                                                     464,041
     4,066     Watsco, Inc.                                                                 341,381
     3,790     Watts Water Technologies, Inc., Class A                                      171,839
                                                                                       ------------
                                                                                         11,949,522
                                                                                       ------------
ELECTRICITY - 1.7%
     4,870     Allete, Inc.                                                                 242,769
    15,118     Alliant Energy Corp.                                                         762,250
     6,145     Black Hills Corp.                                                            299,569
    52,699     Calpine Corp.(a)                                                           1,118,800
     8,193     Cleco Corp.                                                                  380,401
    17,895     Covanta Holding Corp.                                                        358,258
    13,662     Dynegy, Inc.(a)                                                              308,078
     5,609     El Paso Electric Co.                                                         198,054
     5,991     The Empire District Electric Co.                                             133,659
    21,034     Great Plains Energy, Inc.                                                    474,106
    13,334     Hawaiian Electric Industries, Inc.                                           337,484
     6,741     IDACORP, Inc.                                                                321,950
     7,277     ITC Holdings Corp.                                                           664,390
     3,179     MGE Energy, Inc.                                                             174,082
    32,493     NV Energy, Inc.                                                              762,286
     5,203     NorthWestern Corp.                                                           207,600
     2,618     Ormat Technologies, Inc.                                                      61,575
    10,229     Portland General Electric Co.                                                312,905
    23,727     U.S.Geothermal, Inc.(a)                                                        8,304
     7,063     UIL Holdings Corp.                                                           270,160
     5,726     UNS Energy Corp.                                                             256,124
     2,404     Unitil Corp.                                                                  69,427
    17,382     Westar Energy, Inc.                                                          555,529
                                                                                       ------------
                                                                                          8,277,760
                                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.0%
    33,393     AMETEK, Inc.                                                               1,412,524
     6,910     API Technologies Corp.(a)                                                     19,348
     6,028     AVX Corp.                                                                     70,829
     3,560     AZZ, Inc.                                                                    137,274
     3,371     Active Power, Inc.(a)                                                         14,091
     2,758     Adept Technology, Inc.(a)                                                     10,729
     3,277     Aeroflex Holding Corp.(a)                                                     25,856
     1,204     Allied Motion Technologies, Inc.                                               8,127
     2,353     Altair Nanotechnologies, Inc.(a)                                               5,224
     1,163     American Science & Engineering, Inc.                                          65,128
     7,093     American Superconductor Corp.(a)                                              18,726
     1,930     Anaren, Inc.(a)                                                               44,274
     3,685     Anixter International, Inc.(a)                                               279,360
    14,246     Arrow Electronics, Inc.(a),(b)                                               567,703
    18,633     Avnet, Inc.(a)                                                               626,069
     2,072     Badger Meter, Inc.                                                            92,308
     2,537     Ballantyne Strong, Inc.(a)                                                    10,706
     1,916     Bel Fuse, Inc.                                                                25,770
     6,128     Belden, Inc.                                                                 305,971

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                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,550     Benchmark Electronics, Inc.(a)                                          $    151,755
     6,198     Brady Corp.                                                                  190,465
     4,722     CTS Corp.                                                                     64,408
    46,415     Capstone Turbine Corp.(a)                                                     54,306
     5,924     Checkpoint Systems, Inc.(a)                                                   84,062
     5,572     Cognex Corp.                                                                 251,966
     3,415     Coherent, Inc.                                                               188,064
     1,384     Coleman Cable, Inc.                                                           24,995
     1,821     Cyberoptics Corp.(a)                                                          10,580
     5,380     Daktronics, Inc.                                                              55,199
     3,667     ESCO Technologies, Inc.                                                      118,737
     6,355     Echelon Corp.(a)                                                              13,409
     2,868     Electro Rent Corp.                                                            48,154
     4,035     Electro Scientific Industries, Inc.                                           43,417
     2,613     Encore Wire Corp.                                                             89,103
     3,773     eMagin Corp.                                                                  13,432
     3,738     EnerNOC, Inc.(a)                                                              49,566
     6,610     EnerSys                                                                      324,154
     2,448     Faro Technologies, Inc.(a)                                                    82,791
     5,376     FEI Co.                                                                      392,394
     4,090     Fabrinet(a)                                                                   57,260
     6,757     General Cable Corp.                                                          207,778
    17,195     GrafTech International Ltd.(a)                                               125,180
     3,390     Greatbatch, Inc.(a),(b)                                                      111,158
     2,488     Houston Wire & Cable Co.                                                      34,434
     7,264     Hubbell, Inc., Class B                                                       719,136
     7,544     II-VI, Inc.(a)                                                               122,665
     4,052     IPG Photonics Corp.                                                          246,078
     4,370     Intevac, Inc.(a)                                                              24,734
     1,324     IntriCon Corp.(a)                                                              4,647
     5,466     Itron, Inc.(a),(b)                                                           231,922
     6,464     Kemet Corp.(a)                                                                26,567
     3,032     LSI Industries, Inc.                                                          24,529
     1,485     Landauer, Inc.                                                                71,740
     3,924     Lightpath Technologies, Inc., Class A(a)                                       4,866
     3,916     Lime Energy Co.(a)                                                             2,585
     3,064     Littelfuse, Inc.                                                             228,605
     2,263     MTS Systems Corp.                                                            128,086
       661     Magnetek, Inc.(a)                                                             11,918
     4,773     Maxwell Technologies, Inc.(a)                                                 34,127
     2,224     Measurement Specialties, Inc.(a)                                             103,483
     5,028     Methode Electronics, Inc.                                                     85,526
     4,185     Mettler-Toledo International, Inc.(a)                                        842,022
     4,267     Microvision, Inc.(a)                                                          10,753
     1,332     Multi-Fineline Electronix, Inc.(a)                                            19,727
     3,170     Napco Security Technologies, Inc.(a)                                          15,153
       900     NVE Corp.(a)                                                                  42,138
    13,095     National Instruments Corp.                                                   365,874
     5,780     Newport Corp.(a)                                                              80,515
     2,640     OSI Systems, Inc.(a)                                                         170,069
     2,807     Orion Energy Systems, Inc.(a)                                                  6,961
     1,036     Parametric Sound Corp.(a)                                                     16,835
     2,847     Park Electrochemical Corp.                                                    68,356
     5,103     Planar Systems, Inc.(a)                                                        8,318
     4,768     Plexus Corp.(a)                                                              142,516
     1,300     Powell Industries, Inc.(a)                                                    67,145
    17,303     Power-One, Inc.(a)                                                           109,355
     1,702     Pulse Electronics Corp.(a)                                                     4,459
     6,153     Regal-Beloit Corp.                                                           398,960
     4,006     Research Frontiers, Inc.(a)                                                   15,944
     1,792     Richardson Electronics Ltd.                                                   21,038
     4,010     Rofin-Sinar Technologies, Inc.(a)                                            100,009
     2,417     Rogers Corp.(a),(b)                                                          114,372
     2,823     Rubicon Technology, Inc.(a),(b)                                               22,612
       750     SL Industries, Inc.                                                           18,810
    11,440     Sanmina Corp.(a)                                                             164,164
    17,666     Sensata Technologies Holding NV(a)                                           616,543

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       400     Servotronics, Inc.                                                      $      3,120
     1,200     Sigmatron International, Inc.(a)                                               5,088
     1,261     Superconductor Technologies, Inc.(a),(b)                                       3,972
     7,050     Synthesis Energy Systems, Inc.(a)                                              5,478
     7,681     TTM Technologies, Inc.(a)                                                     64,520
    35,322     Trimble Navigation Ltd.(a)                                                   918,725
     8,673     UQM Technologies, Inc.(a)                                                     10,408
     2,116     Ultralife Batteries, Inc.(a)                                                   7,533
     5,774     Universal Display Corp.(a)                                                   162,307
     5,451     Veeco Instruments, Inc.(a)                                                   193,074
       729     Viasystems Group, Inc.(a)                                                      8,405
     3,482     Vicor Corp.(a)                                                                23,852
    18,252     Vishay Intertechnology, Inc.(a)                                              253,520
     2,195     Vishay Precision Group, Inc.(a)                                               33,232
     6,099     WESCO International, Inc.(a)                                                 414,488
     7,066     Zebra Technologies Corp., Class A(a)                                         306,947
     2,895     Zygo Corp.(a)                                                                 45,770
                                                                                       ------------
                                                                                         14,501,085
                                                                                       ------------
FINANCIAL SERVICES - 3.0%
     7,286     Affiliated Managers Group, Inc.(a)                                         1,194,467
     2,025     Altisource Portfolio Solutions SA(a)                                         190,512
     1,806     Asta Funding, Inc.                                                            15,622
     1,465     Atlanticus Holdings Corp.(a)                                                   5,245
    11,221     BBCN Bancorp, Inc.                                                           159,563
    15,699     BGC Partners, Inc.                                                            92,467
    12,150     CBOE Holdings, Inc.                                                          566,676
       949     CIFC Corp.(a)                                                                  7,165
    27,641     CIT Group, Inc.(a)                                                         1,288,900
     2,844     Calamos Asset Management, Inc., Class A                                       29,862
     3,956     Cash America International, Inc.                                             179,840
     2,560     Cohen & Steers, Inc.                                                          86,989
    12,323     Cowen Group, Inc., Class A(a)                                                 35,737
     1,586     Credit Acceptance Corp.(a)                                                   166,609
     6,027     DFC Global Corp.(a)                                                           83,233
       461     Diamond Hill Investments Group, Inc.                                          39,208
    16,817     Eaton Vance Corp.                                                            632,151
     3,295     Encore Capital Group, Inc.(a)                                                109,097
     4,130     Evercore Partners, Inc., Class A                                             162,226
     6,622     Ezcorp, Inc.(a)                                                              111,779
     1,539     FBR & Co.(a)                                                                  38,875
     4,289     FXCM, Inc.                                                                    70,382
     1,639     Federal Agricultural Mortgage Corp., Class B                                  47,334
    13,134     Federated Investors, Inc., Class B                                           360,003
    29,500     Fidelity National Financial, Inc., Class A                                   702,395
     6,021     Financial Engines, Inc.                                                      274,497
     3,808     First Cash Financial Services, Inc.(a)                                       187,392
    12,084     The First Marblehead Corp.(a)                                                 14,259
       597     GAMCO Investors, Inc., Class A                                                33,080
     9,674     GFI Group, Inc.                                                               37,825
       832     Gleacher & Co., Inc.(a)                                                       11,548
     3,156     Green Dot Corp., Class A(a)                                                   62,962
     3,730     Greenhill & Co., Inc.                                                        170,610
     8,838     ING US, Inc.(a)                                                              239,156
     2,189     International FCStone, Inc.(a),(b)                                            38,198
     3,012     Imperial Holdings, Inc.(a)                                                    20,632
     1,108     Institutional Financial Market, Inc.                                           2,836
     5,243     Interactive Brokers Group, Inc., Class A                                      83,731
     1,474     Intersections, Inc.                                                           12,927

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                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,421     Investment Technology Group, Inc.(a)                                    $     75,786
     3,059     JMP Group, Inc.                                                               20,312
    26,252     Janus Capital Group, Inc.                                                    223,405
    40,948     Knight Capital Group, Inc., Class A(a)                                       147,003
     5,012     LPL Financial Holdings Inc.                                                  189,253
    17,312     Ladenburg Thalmann Financial Services, Inc.(a)                                28,565
    47,396     MGIC Investment Corp.(a),(b)                                                 287,694
    16,695     MSCI, Inc.(a)                                                                555,443
     5,259     MarketAxess Holdings, Inc.                                                   245,858
     1,403     Marlin Business Services, Inc.                                                31,960
     3,050     Medallion Financial Corp.                                                     42,426
     1,948     MicroFinancial, Inc.                                                          15,292
     3,239     MoneyGram International, Inc.(a)                                              73,363
     5,649     National Financial Partners Corp.(a)                                         142,976
     3,485     Nelnet, Inc., Class A                                                        125,774
     4,713     Netspend Holdings, Inc.(a)                                                    75,267
     2,808     NewStar Financial, Inc.(a)                                                    37,403
    16,204     Ocwen Financial Corp.(a)                                                     667,929
     1,335     Oppenheimer Holdings, Inc.                                                    25,418
     3,596     Pico Holdings, Inc.(a)                                                        75,372
     2,363     Piper Jaffray Cos.(a)                                                         74,694
     2,357     Portfolio Recovery Associates, Inc.(a)                                       362,106
     3,410     Pzena Investment Management, Inc., Class A                                    22,233
    24,218     Radian Group, Inc.                                                           281,413
    15,457     Raymond James Financial, Inc.                                                664,342
     2,541     Resource America, Inc., Class A                                               21,599
    18,467     SEI Investments Co.                                                          525,017
     4,290     SWS Group, Inc.(a)                                                            23,381
     3,377     Safeguard Scientifics, Inc.(a)                                                54,201
     2,984     Stewart Information Services Corp.                                            78,151
     8,175     Stifel Financial Corp.(a)                                                    291,602
    31,531     TD Ameritrade Holding Corp.                                                  765,888
     1,018     Tree.com, Inc.                                                                17,449
     3,252     U.S.Global Investors, Inc.                                                     6,862
       832     Virtus Investment Partners, Inc.(a)                                          146,657
    11,899     Waddell & Reed Financial, Inc., Class A                                      517,606
     2,828     Walker & Dunlop, Inc.(a)                                                      49,490
     1,172     Westwood Holdings Group, Inc.                                                 50,302
     8,986     WisdomTree Investments, Inc.(a)                                              103,968
     1,761     World Acceptance Corp.(a)                                                    153,101
                                                                                       ------------
                                                                                         14,862,551
                                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.4%
    10,044     8x8, Inc.(a)                                                                  82,763
     7,188     Alaska Communications Systems Group, Inc.                                     12,076
     1,672     Alteva                                                                        16,519
     4,242     Cbeyond, Inc.(a)                                                              33,257
    30,310     Cincinnati Bell, Inc.(a)                                                      92,749
     5,116     Consolidated Communications Holdings, Inc.                                    89,070
     3,983     Fairpoint Communications, Inc.(a)                                             33,258
     4,596     General Communication, Inc., Class A(a)                                       35,987
       971     Hawaiian Telcom HoldCo, Inc.(a)                                               24,430
     1,959     HickoryTech Corp.                                                             20,824
     2,232     IDT Corp., Class B                                                            41,716
     7,427     inContact, Inc.(a)                                                            61,050
    22,607     Level 3 Communications, Inc.(a)                                              476,555

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,429     Lumos Networks Corp.                                                    $     41,536
     2,076     Primus Telecommunications Group, Inc.(a)                                      24,787
    20,677     TW Telecom, Inc.(a)                                                          581,851
    19,630     Vonage Holdings Corp.(a)                                                      55,553
                                                                                       ------------
                                                                                          1,723,981
                                                                                       ------------
FOOD & DRUG RETAILERS - 0.7%
       261     Arden Group, Inc., Class A                                                    28,812
     5,289     Casey's General Stores, Inc.                                                 318,186
     2,062     The Chefs'Warehouse, Inc.(a)                                                  35,466
     1,563     Core-Mark Holdings Co., Inc.                                                  99,251
     5,830     The Fresh Market, Inc.(a)                                                    289,868
    10,089     GNC Holdings, Inc., Class A                                                  446,035
     6,799     Harris Teeter Supermarkets                                                   318,601
     1,922     Ingles Markets, Inc., Class A                                                 48,531
     1,895     Nash Finch Co.                                                                41,709
    14,262     Omnicare, Inc.                                                               680,440
     3,370     The Pantry, Inc.(a)                                                           41,047
     3,197     PetMed Express, Inc.                                                          40,282
    99,529     Rite Aid Corp.(a)                                                            284,653
    28,165     SUPERVALU, Inc.                                                              175,186
     2,921     Spartan Stores, Inc.                                                          53,863
     6,859     United Natural Foods, Inc.(a)                                                370,317
       938     Village Super Market, Inc., Class A                                           31,038
     4,238     Vitamin Shoppe, Inc.(a),(b)                                                  190,032
     1,453     Weis Markets, Inc.                                                            65,487
                                                                                       ------------
                                                                                          3,558,804
                                                                                       ------------
FOOD PRODUCERS - 1.4%
    20,357     Dean Foods Co.(a)                                                            203,977
     4,100     HQ Sustainable Maritime Industries, Inc.(a),(b)                                    -
       567     Alico, Inc.                                                                   22,742
     2,352     The Andersons, Inc.                                                          125,103
     7,455     B&G Foods, Inc., Class A                                                     253,843
     8,862     Boulder Brands, Inc.(a)                                                      106,787
    19,939     Bunge Ltd.                                                                 1,411,083
     1,965     Cal-Maine Foods, Inc.                                                         91,392
     1,988     Calavo Growers, Inc.                                                          54,054
     6,819     Chiquita Brands International, Inc.(a)                                        74,464
     1,919     Coffee Holding Co., Inc.(b)                                                   11,533
    16,561     Darling International, Inc.(a)                                               309,028
     5,759     Dean Foods Co.(a)                                                             57,705
     3,242     Diamond Foods, Inc.(a),(b)                                                    67,272
     5,182     Dole Food Co., Inc.(a)                                                        66,071
     1,455     Farmer Bros.Co.(a)                                                            20,457
    23,897     Flowers Foods, Inc.                                                          526,918
     4,938     Fresh Del Monte Produce, Inc.                                                137,671
       941     Golden Enterprises, Inc.                                                       3,294
       685     Griffin Land & Nurseries, Inc.                                                19,536
     1,316     Harbinger Group, Inc.(a)                                                       9,923
    14,213     Herbalife Ltd.(b)                                                            641,575
    16,982     Hillshire Brands Co.                                                         561,765
     2,103     J&J Snack Foods Corp.                                                        163,613
     1,452     John B.Sanfilippo & Son, Inc.                                                 29,272
     2,660     Lancaster Colony Corp.                                                       207,453
     1,580     Lifeway Foods, Inc.                                                           27,429
     1,842     Limoneira Co.                                                                 38,185
     1,343     MGP Ingredients, Inc.                                                          8,004
       675     Mannatech, Inc.(a)                                                             7,418
     2,006     Medifast, Inc.(a)                                                             51,675
     1,344     Natures Sunshine Products, Inc.                                               21,974
     1,621     Nutraceutical International Corp.                                             33,133
     4,283     NutriSystem, Inc.                                                             50,454
     3,272     Omega Protein Corp.(a)                                                        29,383
     3,077     Overhill Farms, Inc.(a)                                                       15,231
     8,213     Pilgrims Pride Corp.(a)                                                      122,702
     1,819     Reliv International, Inc.                                                      2,328
     1,746     Rocky Mountain Chocolate Factory, Inc.                                        21,109

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
        40     Seaboard Corp.                                                          $    108,320
     1,208     Seneca Foods Corp.(a)                                                         37,061
    17,269     Smithfield Foods, Inc.(a)                                                    565,560
     6,766     Snyders-Lance, Inc.                                                          192,222
     2,931     Tootsie Roll Industries, Inc.                                                 93,147
     5,081     TreeHouse Foods, Inc.(a)                                                     333,009
       955     USANA Health Sciences, Inc.(a)                                                69,123
                                                                                       ------------
                                                                                          7,003,998
                                                                                       ------------
FOOD PRODUCTS - 0.7%
    17,105     Green Mountain Coffee Roasters, Inc.(a)                                    1,283,901
     6,569     The Hain Celestial Group, Inc.(a)                                            426,788
    10,659     Ingredion, Inc.                                                              699,444
     4,622     Pinnacle Foods, Inc.                                                         111,621
     4,693     Post Holdings, Inc.(a)                                                       204,896
     2,835     Sanderson Farms, Inc.                                                        188,301
    19,576     WhiteWave Foods Co.(a)                                                       318,110
                                                                                       ------------
                                                                                          3,233,061
                                                                                       ------------
FORESTRY & PAPER - 0.3%
    12,631     Boise, Inc.                                                                  107,869
     5,397     Buckeye Technologies, Inc.                                                   199,905
     3,178     Clearwater Paper Corp.(a)                                                    149,557
     1,630     Deltic Timber Corp.                                                           94,247
     4,598     Domtar Corp.                                                                 305,767
     5,513     Kapstone Paper and Packaging Corp.                                           221,512
     2,269     Neenah Paper, Inc.                                                            72,086
     5,923     P.H.Glatfelter Co.                                                           148,667
    12,754     Resolute Forest Products(a)                                                  167,970
     3,704     Verso Paper Corp.(a)                                                           4,260
     6,786     Wausau Paper Corp.                                                            77,360
                                                                                       ------------
                                                                                          1,549,200
                                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.5%
     2,791     American States Water Co.                                                    149,793
    24,137     American Water Works Co., Inc.                                               995,169
    19,411     Aqua America, Inc.                                                           607,370
     1,718     Artesian Resources Corp., Class A                                             38,277
    12,271     Atmos Energy Corp.                                                           503,847
     8,115     Avista Corp.                                                                 219,267
     3,265     Cadiz, Inc.(a)                                                                15,019
     6,793     California Water Service Group                                               132,531
     1,478     Chesapeake Utilities Corp.                                                    76,102
     1,876     Connecticut Water Service, Inc.                                               53,841
     1,407     Delta Natural Gas Co., Inc.                                                   29,899
     3,190     Gas Natural, Inc.                                                             32,857
     2,609     Genie Energy Ltd.                                                             23,872
     4,306     The Laclede Group, Inc.                                                      196,612
     2,648     Middlesex Water Co.                                                           52,748
    11,470     National Fuel Gas Co.                                                        664,687
     5,556     New Jersey Resources Corp.                                                   230,741
     3,615     Northwest Natural Gas Co.                                                    153,565
    10,683     PNM Resources, Inc.                                                          237,056
    10,108     Piedmont Natural Gas Co.                                                     341,044
    24,047     Questar Corp.                                                                573,521
     1,691     RGC Resources, Inc.                                                           34,260
     2,035     SJW Corp.                                                                     53,317
     4,412     South Jersey Industries, Inc.                                                253,293
     6,136     Southwest Gas Corp.                                                          287,104
    15,584     UGI Corp.                                                                    609,490
    11,283     Vectren Corp.                                                                381,704
     6,828     WGL Holdings, Inc.                                                           295,106
                                                                                       ------------
                                                                                          7,242,092
                                                                                       ------------
GENERAL INDUSTRIALS - 1.3%
       653     AEP Industries, Inc.(a)                                                       48,577
    10,098     Actuant Corp., Class A                                                       332,931
     9,018     AptarGroup, Inc.                                                             497,884
     8,078     Berry Plastics Group, Inc.(a)                                                178,282
     8,677     Carlisle Cos., Inc.                                                          540,664
    19,902     Crown Holdings, Inc.(a)                                                      818,569

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38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    26,053     Graphic Packaging Holding Co.(a)                                        $    201,650
     4,118     Greif, Inc.                                                                  216,895
    11,012     Harsco Corp.                                                                 255,368
     3,788     Landec Corp.(a)                                                               50,040
     1,894     Multi-Color Corp.                                                             57,464
     4,177     Myers Industries, Inc.                                                        62,697
     4,933     Otter Tail Corp.                                                             140,097
    13,568     Packaging Corp.of America                                                    664,289
     5,087     Raven Industries, Inc.                                                       152,508
     3,697     Rexnord Corp.(a)                                                              62,294
     9,913     Rock-Tenn Co., Class A                                                       990,110
     6,216     Silgan Holdings, Inc.                                                        291,903
    13,815     Sonoco Products Co.                                                          477,585
     4,599     Trimas Corp.(a)                                                              171,451
     1,156     UFP Technologies, Inc.(a)                                                     22,635
                                                                                       ------------
                                                                                          6,233,893
                                                                                       ------------
GENERAL RETAILERS - 4.8%
     4,231     1-800-FLOWERS.COM, Inc., Class A(a)                                           26,190
       974     Amerco, Inc.                                                                 157,691
     6,623     ANN, Inc.(a)                                                                 219,884
     9,646     Aaron's, Inc.                                                                270,184
    10,095     Advance Auto Parts, Inc.(c)                                                  819,411
     1,187     America's Car-Mart, Inc.(a)                                                   51,326
    24,255     American Eagle Outfitters, Inc.                                              442,896
     2,678     American Public Education, Inc.(a)                                            99,514
    13,752     Apollo Group, Inc., Class A (a)                                              243,685
     4,324     Asbury Automotive Group, Inc.(a)                                             173,392
    17,476     Ascena Retail Group, Inc.(a)                                                 304,956
     2,429     Autobytel, Inc.(a)                                                            11,586
    11,021     Aeropostale, Inc.(a)                                                         152,090
     5,274     Barnes & Noble, Inc.(a)                                                       84,173
     6,797     Beacon Roofing Supply, Inc.(a),(b)                                           257,470
     4,568     bebe Stores, Inc.                                                             25,626
     2,515     Big 5 Sporting Goods Corp.                                                    55,204
     8,061     Big Lots, Inc.(a),(c)                                                        254,163
     1,835     Blue Nile, Inc.(a)                                                            69,326
     2,281     Body Central Corp.(a)                                                         30,383
     1,646     The Bon-Ton Stores, Inc.                                                      29,710
     1,081     Books-A-Million, Inc.(a)                                                       2,832
     2,682     Bridgepoint Education, Inc.(a)                                                32,667
     2,664     Bright Horizons Family Solutions, Inc.(a)                                     92,467
     5,601     Brown Shoe Co., Inc.                                                         120,590
     3,732     The Buckle, Inc.                                                             194,139
     2,088     Build-A-Bear Workshop, Inc.(a)                                                12,674
     8,296     CST Brands, Inc.(a)                                                          255,600
     6,399     Cabela's, Inc., Class A(a)                                                   414,399
     2,506     Cache, Inc.(a)                                                                11,152
     2,677     Cambium Learning Group, Inc.(a)                                                3,319
     1,617     Capella Education Co.(a)                                                      67,348
     6,705     Career Education Corp.(a)                                                     19,444
     2,363     Carriage Services, Inc.                                                       40,053
     3,747     The Cato Corp., Class A                                                       93,525
     2,612     Chemed Corp.                                                                 189,187
    22,231     Chico's FAS, Inc.                                                            379,261
     3,109     The Children's Place Retail Stores, Inc.(a)                                  170,373
     5,655     Christopher & Banks Corp.(a)                                                  38,115
     2,119     Citi Trends, Inc.(a)                                                          30,789
    10,199     Clean Energy Fuels Corp.(a),(b)                                              134,627
     3,383     Coldwater Creek, Inc.(a)                                                       8,457
     1,348     Collectors Universe, Inc.                                                     17,861
     3,228     Conn's, Inc.(a)                                                              167,081
    14,844     Copart, Inc.(a)                                                              457,195
    10,420     Corinthian Colleges, Inc.(a)                                                  23,341
     4,455     DSW, Inc., Class A                                                           327,309
     5,289     dELiA*s, Inc.(a)                                                               5,236
     1,709     Destination Maternity Corp.                                                   42,041

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                                                   SCHEDULE OF INVESTMENTS |  39

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,123     Destination XL Group, Inc.(a)                                           $     38,820
    13,778     Dick's Sporting Goods, Inc.                                                  689,727
     4,280     Dillard's, Inc., Class A                                                     350,832
     2,632     Education Management Corp.(a)                                                 14,792
    11,870     Express, Inc.(a)                                                             248,914
     6,737     The Finish Line, Inc., Class A                                               147,271
    20,602     Foot Locker, Inc.                                                            723,748
     6,242     Francesca's Holdings Corp.(a)                                                173,465
     4,500     Fred's, Inc., Class A                                                         69,705
     2,206     Gaiam, Inc.(a)                                                                 9,839
     1,139     Geeknet, Inc.(a)                                                              15,787
     3,315     Genesco, Inc.(a)                                                             222,072
     6,073     Grand Canyon Education, Inc.(a)                                              195,733
     2,990     Group 1 Automotive, Inc.                                                     192,347
     8,306     Guess?, Inc.                                                                 257,735
     4,872     HSN, Inc.                                                                    261,724
     2,852     Haverty Furniture Cos., Inc.                                                  65,625
     2,116     hhgregg, Inc.(a)                                                              33,793
     3,663     Hibbett Sports, Inc.(a)                                                      203,296
     8,609     Hillenbrand, Inc.                                                            204,119
    12,102     ITT Corp.                                                                    355,920
     2,289     ITT Educational Services, Inc.(a)                                             55,852
     3,909     Jos.A.Bank Clothiers, Inc.(a)                                                161,520
    10,354     KAR Auction Services, Inc.                                                   236,796
     5,274     K12, Inc.(a)                                                                 138,548
     2,288     Kirkland's, Inc.(a)                                                           39,468
     1,011     Learning Tree International, Inc.(a)                                           3,084
     3,521     Liquidity Services, Inc.(a),(b)                                              122,073
     2,929     Lithia Motors, Inc., Class A                                                 156,145
     3,867     Lumber Liquidators Holdings, Inc.(a)                                         301,123
     1,649     Mac-Gray Corp.                                                                23,416
     3,501     MarineMax, Inc.(a)                                                            39,666
     3,837     Matthews International Corp., Class A                                        144,655
     6,438     The Men's Wearhouse, Inc.                                                    243,678
     4,104     Monro Muffler Brake, Inc.                                                    197,197
     5,821     Navarre Corp.(a)                                                              16,066
     4,425     New York & Co.(a)                                                             28,099
    39,733     Office Depot, Inc.(a),(b)                                                    153,767
    11,905     OfficeMax, Inc.                                                              121,788
     3,370     OpenTable, Inc.(a)                                                           215,511
     2,157     Overstock.com, Inc.(a)                                                        60,827
     1,212     PC Mall, Inc.(a)                                                              11,635
     7,031     Pacific Sunwear of California, Inc.(a)                                        25,663
     5,685     Penske Automotive Group, Inc.                                                173,620
     7,518     The Pep Boys - Manny, Moe & Jack(a)                                           87,058
       978     Perfumania Holdings, Inc.(a)                                                   5,086
    14,391     Pier 1 Imports, Inc.                                                         338,045
     2,564     PriceSmart, Inc.                                                             224,683
     1,862     The Providence Service Corp.(a)                                               54,166
    14,242     RadioShack Corp.                                                              45,005
     5,272     RealNetworks, Inc.(a)                                                         39,856
     7,707     Regis Corp.                                                                  126,549
     7,730     Rent-A-Center, Inc.                                                          290,261
     2,035     Restoration Hardware Holdings, Inc.(a)                                       152,625
     9,140     Rollins, Inc.                                                                236,726
     2,218     Rue21, Inc.(a)                                                                92,291
     4,796     Rush Enterprises, Inc., Class A(a)                                           118,701
    14,214     Saks, Inc.(a)                                                                193,879
    21,223     Sally Beauty Holdings, Inc.(a)                                               660,035
     5,009     Sears Holdings Corp.(a),(b)                                                  210,779
    28,711     Service Corp. International                                                  517,659
     1,951     Shoe Carnival, Inc.                                                           46,844
     4,725     Shutterfly, Inc.(a)                                                          263,608
    10,989     Signet Jewelers Ltd.                                                         740,988

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,764     Sonic Automotive, Inc.                                                  $    100,711
     9,455     Sotheby's                                                                    358,439
     4,499     Stage Stores, Inc.                                                           105,726
     2,297     Stamps.com, Inc.(a)                                                           90,479
     2,556     Standard Parking Corp.(a)                                                     54,852
     3,792     Stein Mart, Inc.                                                              51,761
    10,107     Stewart Enterprises, Inc., Class A                                           132,301
     1,574     Strayer Education, Inc.                                                       76,858
     2,626     Susser Holdings Corp.(a),(b)                                                 125,733
     2,436     Titan Machinery, Inc.(a)                                                      47,819
     9,580     Tractor Supply Co.                                                         1,126,704
     1,782     Trans World Entertainment Corp.                                                8,661
     6,273     Tuesday Morning Corp.(a)                                                      65,051
     8,160     Ulta Salon Cosmetics & Fragrance, Inc.(a)                                    817,306
    12,091     VCA Antech, Inc.(a)                                                          315,454
     5,788     ValueVision Media, Inc., Class A(a)                                           29,577
     3,793     Weight Watchers International, Inc.                                          174,478
     2,389     West Marine, Inc.(a)                                                          26,279
    12,939     The Wet Seal, Inc., Class A(a)                                                60,943
    11,838     Williams-Sonoma, Inc.                                                        661,626
       462     Winmark Corp.                                                                 29,970
     4,077     Zale Corp.(a)                                                                 37,101
     3,016     Zumiez, Inc.(a)                                                               86,710
                                                                                       ------------
                                                                                         23,304,786
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
     5,121     Abiomed, Inc.(a)                                                             110,409
     3,020     Abaxis, Inc.                                                                 143,480
     5,039     Acadia Healthcare Co., Inc.(a)                                               166,640
     7,882     Accretive Health, Inc.(a)                                                     85,204
     9,352     Accuray, Inc.(a)                                                              53,680
     1,036     Addus HomeCare Corp.(a)                                                       20,451
     4,895     Air Methods Corp.                                                            165,843
    10,750     Alere, Inc.(a)                                                               263,375
     9,958     Align Technology, Inc.(a),(b)                                                368,844
     1,936     Alliance HealthCare Services, Inc.(a)                                         30,279
     1,318     Almost Family, Inc.                                                           25,042
    11,402     Alphatec Holdings, Inc.(a)                                                    23,374
     4,487     Amedisys, Inc.(a)                                                             52,139
     2,753     American Caresource Holdings, Inc.(a)                                          4,900
     4,434     Amsurg Corp.(a)                                                              155,633
     1,635     Analogic Corp.                                                               119,077
     4,830     AngioDynamics, Inc.(a)                                                        54,482
     2,052     Anika Therapeutics, Inc.(a)                                                   34,884
    18,027     Antares Pharma, Inc.(a)                                                       74,992
     3,979     ArthroCare Corp.(a)                                                          137,395
     2,779     Assisted Living Concepts, Inc.Class A(a)                                      33,237
     2,717     AtriCure, Inc.(a)                                                             25,812
       236     Atrion Corp.                                                                  51,616
     6,219     BSD Medical Corp.(a)                                                           8,209
     4,594     Baxano Surgical, Inc.(a)                                                      11,026
     2,780     Bio-Rad Laboratories, Inc., Class A(a)                                       311,916
     3,472     Bio-Reference Labs, Inc.(a),(b)                                               99,820
     4,700     Biolase Inc.(a)                                                               16,827
     7,778     Bioscript, Inc.(a)                                                           128,337
     3,326     Bovie Medical Corp.(a)                                                         9,812
    13,577     Brookdale Senior Living, Inc.(a)                                             358,976
    12,866     Bruker BioSciences Corp.(a)                                                  207,786
     3,863     CONMED Corp.                                                                 120,680
     3,124     Cantel Medical Corp.                                                         105,810
     3,996     Capital Senior Living Corp.(a)                                                95,504
     8,577     Cardica, Inc.(a)                                                               9,520
     4,383     CardioNet, Inc.(a)                                                            25,860
     3,321     Cardiovascular Systems, Inc.(a)                                               70,405
    10,595     Celsion Corp.(a),(b)                                                          10,807
     7,510     Centene Corp.(a),(b)                                                         393,975
     9,367     Cepheid, Inc.(a),(b)                                                         322,412
     1,763     Chindex International, Inc.(a)                                                28,596

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                                                   SCHEDULE OF INVESTMENTS |  41

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,314     CollabRx, Inc.(a)                                                       $      4,481
    12,973     Community Health Systems, Inc.                                               608,174
     6,691     The Cooper Cos., Inc.                                                        796,564
     1,946     Corvel Corp.(a)                                                               56,959
     7,711     Covance, Inc.(a),(b)                                                         587,116
     4,128     CryoLife, Inc.                                                                25,841
     2,304     Cutera, Inc.(a)                                                               20,275
     3,374     Cyberonics, Inc.(a)                                                          175,313
     2,956     Cynosure, Inc., Class A(a)                                                    76,806
    12,121     Delcath Systems, Inc.(a)                                                       4,485
    10,059     DexCom, Inc.(a),(b)                                                          225,825
     2,662     Echo Therapeutics, Inc.(a)                                                     6,628
     5,635     Emeritus Corp.(a)                                                            130,619
     8,354     Endologix, Inc.(a),(b)                                                       110,941
     2,525     The Ensign Group, Inc.                                                        88,931
     1,399     Escalon Medical Corp.(a)                                                       1,693
     1,507     Exactech, Inc.(a)                                                             29,763
     6,433     Five Star Quality Care, Inc.(a)                                               36,089
     3,517     Fluidigm Corp.(a)                                                             61,407
     1,545     Fonar Corp.(a)                                                                10,135
     4,683     GenMark Diagnostics, Inc.(a)                                                  48,422
     4,383     Gentiva Health Services, Inc.(a)                                              43,655
    33,631     HCA Holdings, Inc.                                                         1,212,734
    12,290     HMS Holdings Corp.(a),(b)                                                    286,357
     7,110     Haemonetics Corp.(a)                                                         293,999
     4,846     Hanger, Inc.(a)                                                              153,279
     9,386     Hansen Medical, Inc.(a)                                                       13,516
    35,799     Health Management Associates, Inc., Class A(a)                               562,760
    10,693     Health Net, Inc.(a)                                                          340,251
     9,758     Healthcare Services Group, Inc.                                              239,266
    12,178     HealthSouth Corp.(a)                                                         350,726
     3,013     HealthStream, Inc.(a)                                                         76,289
     4,781     Healthways, Inc.(a)                                                           83,094
     1,961     Heartware International, Inc.(a)                                             186,511
    11,917     Henry Schein, Inc.(a),(b)                                                  1,141,053
     8,082     Hill-Rom Holdings, Inc.                                                      272,202
    37,217     Hologic, Inc.(a)                                                             718,288
     9,589     Hooper Holmes, Inc.(a)                                                         3,452
     1,822     ICU Medical, Inc.(a),(b)                                                     131,293
     7,468     Idexx Laboratories, Inc.(a),(b)                                              670,477
     2,413     IPC The Hospitalist Co., Inc.(a),(b)                                         123,932
     7,596     Insulet Corp.(a)                                                             238,590
     2,791     Integra LifeSciences Holdings Corp.(a)                                       102,234
     4,029     Invacare Corp.                                                                57,856
     7,217     Kindred Healthcare, Inc.(a)                                                   94,759
     3,380     LCA-Vision, Inc.(a)                                                           10,208
     2,223     LHC Group, Inc.(a)                                                            43,526
     6,353     LifePoint Hospitals, Inc.(a)                                                 310,281
     6,212     MAKO Surgical Corp.(a)                                                        74,855
     6,893     MEDNAX, Inc.(a)                                                              631,261
     7,818     MELA Sciences, Inc.(a)                                                         7,271
     3,639     Magellan Health Services, Inc.(a)                                            204,075
     7,150     Masimo Corp.                                                                 151,580
     2,313     Medical Action Industries, Inc.(a)                                            17,810
     5,976     Meridian Bioscience, Inc.                                                    128,484
     5,748     Merit Medical Systems, Inc.(a)                                                64,090
     4,044     Molina Healthcare, Inc.(a)                                                   150,356
     6,499     Nanosphere, Inc.(a)                                                           19,952
     1,049     National Healthcare Corp.                                                     50,142
     4,492     Natus Medical, Inc.(a)                                                        61,316
    19,869     Navidea Biopharmaceuticals, Inc.(a),(b)                                       53,050
     3,340     Neogen Corp.(a)                                                              185,570
       109     NeuroMetrix, Inc.(a)                                                             218
     6,270     NuVasive, Inc.(a)                                                            155,433
     7,744     NxStage Medical, Inc.(a)                                                     110,584
     5,063     Omnicell, Inc.(a)                                                            104,045
     9,173     OraSure Technologies, Inc.(a)                                                 35,591
     2,685     Orthofix International NV(a)                                                  72,227
     8,318     Owens & Minor, Inc.                                                          281,398
     7,871     Parexel International Corp.(a)                                               361,594
     4,070     PharMerica Corp.(a)                                                           56,410

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,584     Psychemedics Corp.                                                      $     17,012
     4,179     Quidel Corp.(a)                                                              106,690
     7,930     RTI Surgical, Inc.(a)                                                         29,817
     4,638     RadNet, Inc.(a)                                                               12,291
    19,646     ResMed, Inc.                                                                 886,624
     1,898     Retractable Technologies, Inc.(a)                                              2,714
     1,820     Rochester Medical Corp.(a)                                                    26,809
     5,959     Rockwell Medical, Inc.(a)                                                     21,512
     7,959     Steris Corp.                                                                 341,282
     4,887     Select Medical Holdings Corp.                                                 40,073
     7,584     Sirona Dental Systems, Inc.(a)                                               499,634
     3,199     Skilled Healthcare Group, Inc., Class A(a)                                    21,369
     9,582     Solta Medical, Inc.(a)                                                        21,847
     5,964     Spectranetic Corp.(a)                                                        111,408
     3,976     Staar Surgical Co.(a)                                                         40,356
     2,320     Stereotaxis, Inc.(a)                                                           3,619
     1,915     SurModics, Inc.(a)                                                            38,319
     5,245     Symmetry Medical, Inc.(a)                                                     44,163
     3,470     Synergetics USA, Inc.(a)                                                      13,672
     9,618     Team Health Holdings, Inc.(a)                                                395,011
     5,584     Teleflex, Inc.                                                               432,704
     5,558     Theragenics Corp.(a)                                                          11,505
     5,823     ThermoGenesis Corp.(a)                                                         7,686
     7,880     Thoratec Corp.(a)                                                            246,723
     2,941     Triple-S Management Corp.(a)                                                  63,143
     1,742     US Physical Therapy, Inc.                                                     48,149
    12,363     Unilife Corp.(a)                                                              39,191
     3,768     Universal American Corp.                                                      33,498
    12,213     Universal Health Services, Inc., Class B                                     817,783
     4,824     Uroplasty, Inc.(a)                                                             9,986
       671     Utah Medical Products, Inc.                                                   36,435
     4,548     Vanguard Health Systems, Inc.(a)                                              94,326
     2,626     Vascular Solutions, Inc.(a)                                                   38,628
     7,929     Vision-Sciences, Inc.(a)                                                       8,088
     7,831     Volcano Corp.(a),(b)                                                         141,976
     5,933     WellCare Health Plans, Inc.(a)                                               329,578
     4,651     West Pharmaceutical Services, Inc.                                           326,779
     6,451     Wright Medical Group, Inc.(a)                                                169,081
                                                                                       ------------
                                                                                         23,910,914
                                                                                       ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.2%
    15,731     ACCO Brands Corp.(a)                                                         100,049
     1,676     AT Cross Co., Class A(a)                                                      28,408
     4,439     American Greetings Corp., Class A                                             80,879
     1,804     Bassett Furniture Industries, Inc.                                            28,016
     3,640     Beazer Homes USA, Inc.(a)                                                     63,773
     7,224     Blount International, Inc.(a)                                                 85,388
     1,482     Blyth, Inc.                                                                   20,689
     6,588     Briggs & Stratton Corp.                                                      130,442
     1,043     Cavco Industries, Inc.(a)                                                     52,619
     6,069     Central Garden & Pet Co., Class A(a)                                          41,876
    18,857     Church & Dwight Co., Inc.                                                  1,163,666
     1,337     Compx International, Inc.                                                     18,665
     3,135     Comstock Homebuilding Cos., Inc., Class A(a)                                   8,684
     2,113     Dixie Group, Inc.(a)                                                          17,538
     8,566     Energizer Holdings, Inc.                                                     860,969
     3,724     Ethan Allen Interiors, Inc.                                                  107,251
       965     Flexsteel Industries, Inc.                                                    23,527
     2,823     Forward Industries, Inc.(a)                                                    5,223
     1,363     Furniture Brands International, Inc.(a)                                        5,452
     6,259     HNI Corp.                                                                    225,762
     8,203     Herman Miller, Inc.                                                          222,055
     1,876     Hooker Furniture Corp.                                                        30,504
    13,795     Hovnanian Enterprises, Inc., Class A(a)                                       77,390
     8,187     Interface, Inc.                                                              138,933
     3,829     iRobot Corp.(a),(b)                                                          152,279
    13,975     Jarden Corp.(a)                                                              611,406
    11,464     KB Home                                                                      225,038

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,042     Kid Brands, Inc.(a)                                                     $      3,145
     6,686     Knoll, Inc.                                                                   95,008
       939     L.S. Starrett Co., Class A                                                     9,597
     7,409     La-Z-Boy, Inc.                                                               150,180
     3,113     Libbey, Inc.(a)                                                               74,619
     1,440     Lifetime Brands, Inc.                                                         19,555
     3,557     M/I Homes, Inc.(a)                                                            81,669
     5,400     MDC Holdings, Inc.                                                           175,554
     4,439     Meritage Homes Corp.(a)                                                      192,475
     2,601     Middleby Corp.(a)                                                            442,404
     8,411     Mohawk Industries, Inc.(a)                                                   946,153
       649     NVR, Inc.(a)                                                                 598,378
       708     National Presto Industries, Inc.                                              50,997
       858     Oil-Dri Corp.of America                                                       23,569
     6,503     Ryland Group, Inc.                                                           260,770
     5,310     The Scotts Miracle-Gro Co.                                                   256,526
     7,771     Select Comfort Corp.(a)                                                      194,741
       880     Skyline Corp.(a)                                                               3,458
     3,072     Spectrum Brands Holdings, Inc.                                               174,705
    20,349     Standard-Pacific Corp.(a)                                                    169,507
     3,010     Stanley Furniture Co., Inc.(a)                                                12,040
    10,838     Steelcase, Inc., Class A                                                     158,018
     2,685     Summer Infant, Inc.(a)                                                         8,216
     3,946     Taylor Morrison Home Corp.(a)                                                 96,204
     8,434     Tempur-Pedic International, Inc.(a)                                          370,253
    20,878     Toll Brothers, Inc.(a)                                                       681,249
     6,570     Tumi Holdings, Inc.(a)                                                       157,680
     7,283     Tupperware Corp.                                                             565,816
     2,505     Virco Manufacturing Corp.(a)                                                   5,862
     2,017     WD-40 Co.                                                                    109,886
                                                                                       ------------
                                                                                         10,614,715
                                                                                       ------------
INDUSTRIAL ENGINEERING - 3.0%
    13,322     AGCO Corp.                                                                   668,631
     7,096     Accuride Corp.(a)                                                             35,906
     1,236     Alamo Group, Inc.                                                             50,454
     3,972     Albany International Corp., Class A                                          130,997
     3,766     Altra Holdings, Inc.                                                         103,113
     1,329     American Railcar Industries, Inc.                                             44,535
     2,786     Astec Industries, Inc.                                                        95,532
    15,526     The Babcock & Wilcox Co.                                                     466,246
     2,362     Broadwind Energy, Inc.(a)                                                     11,290
     2,498     CIRCOR International, Inc.                                                   127,048
     6,672     Clarcor, Inc.                                                                348,345
     1,735     Ceco Environmental Corp.                                                      21,340
       494     Chicago Rivet & Machine Co.                                                   13,333
    11,678     Colfax Corp.(a)                                                              608,541
     2,917     Columbus McKinnon Corp.(a)                                                    62,190
     3,771     Commercial Vehicle Group, Inc.(a)                                             28,132
     6,664     Crane Co.                                                                    399,307
    18,478     Donaldson Co., Inc.                                                          658,925
     3,444     Douglas Dynamics, Inc.                                                        44,703
     2,036     Dynamic Materials Corp.                                                       33,614
     1,114     The Eastern Co.                                                               17,824
     6,949     Energy Recovery, Inc.(a)                                                      28,699
     2,971     EnPro Industries, Inc.(a)                                                    150,808
     8,916     Federal Signal Corp.(a)                                                       78,015
     7,491     Flow International Corp.(a)                                                   27,642
     5,221     Franklin Electric Co., Inc.                                                  175,687
     1,593     Freightcar America, Inc.                                                      27,065
     6,256     GATX Corp.                                                                   296,722
     6,857     Gardner Denver, Inc.                                                         515,509
     2,066     The Gorman-Rupp Co.                                                           65,781
     8,475     Graco, Inc.                                                                  535,705
     1,690     Graham Corp.                                                                  50,751
     3,496     Greenbrier Cos., Inc.(a)                                                      85,197
     4,266     H&E Equipment Services, Inc.                                                  89,885
     1,772     Hardinge, Inc.                                                                26,190
     1,036     Hurco Cos., Inc.                                                              29,806
       844     Hyster-Yale Materials Handling, Inc.                                          52,995
    11,254     IDEX Corp.                                                                   605,578

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,040     John Bean Technologies Corp.                                            $     84,880
     1,632     Kadant, Inc.                                                                  49,237
     4,722     Kaydon Corp.                                                                 130,091
    10,779     Kennametal, Inc.                                                             418,549
       998     Key Technology, Inc.(a)                                                       14,301
     4,154     Kimball International, Inc., Class B                                          40,335
    11,310     Lincoln Electric Holdings, Inc.                                              647,724
     1,881     Lindsay Corp.                                                                141,037
     2,657     Lydall, Inc.(a)                                                               38,792
     1,929     Manitex International, Inc.(a)                                                21,123
    18,626     Manitowoc Co.                                                                333,592
     2,916     Materion Corp.                                                                78,994
    13,772     Meritor, Inc.(a)                                                              97,093
     2,279     Met-Pro Corp.                                                                 30,630
     1,090     MFRI, Inc.(a)                                                                 12,393
     1,717     Miller Industries, Inc.                                                       26,407
     4,209     Mine Safety Appliances Co.                                                   195,929
     3,884     Mueller Industries, Inc.                                                     195,870
       900     NACCO Industries, Inc., Class A                                               51,552
     2,599     NN, Inc.                                                                      29,655
    11,143     Navistar International Corp.(a)                                              309,330
     7,760     Nordson Corp.                                                                537,846
    12,141     Oshkosh Corp.(a)                                                             460,994
     2,383     PMFG, Inc.(a)                                                                 16,490
     6,418     SPX Corp.                                                                    461,968
     4,359     Spartan Motors, Inc.                                                          26,677
     1,782     Standex International Corp.                                                   94,000
     3,688     Sun Hydraulics, Inc.                                                         115,361
     2,319     Sypris Solutions, Inc.                                                         7,444
     2,544     Tecumseh Products Co., Class A(a)                                             27,806
     2,518     Tennant Co.                                                                  121,544
    15,442     Terex Corp.(a)                                                               406,125
    10,905     Timken Co.                                                                   613,733
     7,973     Toro Co.                                                                     362,054
    10,870     Trinity Industries, Inc.                                                     417,843
     1,243     Twin Disc, Inc.                                                               29,459
     9,772     Wabash National Corp.(a)                                                      99,479
    13,264     Westinghouse Air Brake Technologies Corp.                                    708,695
     8,140     Woodward, Inc.                                                               325,600
                                                                                       ------------
                                                                                         14,592,673
                                                                                       ------------
INDUSTRIAL METALS & MINING - 0.6%
    20,187     AK Steel Holding Corp.(b)                                                     61,368
     1,402     Ampco-Pittsburgh Corp.                                                        26,316
     6,184     Carpenter Technology Corp.                                                   278,713
     7,401     Century Aluminum Co.(a)                                                       68,681
    15,878     Commercial Metals Co.                                                        234,518
     1,844     Friedman Industries, Inc.                                                     18,163
     9,185     Globe Specialty Metals, Inc.                                                  99,841
       989     Handy & Harman Ltd.(a)                                                        17,683
     1,762     Haynes International, Inc.                                                    84,347
     6,625     Horsehead Holding Corp.(a)                                                    84,866
     2,253     Kaiser Aluminum Corp.                                                        139,551
    40,374     McEwen Mining, Inc.(a)                                                        67,828
     9,320     Noranda Aluminum Holding Corp.                                                30,104
     1,366     Olympic Steel, Inc.                                                           33,467
     4,445     RTI International Metals, Inc.(a)                                            123,171
    10,505     Reliance Steel & Aluminum Co.                                                688,708
    30,261     Steel Dynamics, Inc.                                                         451,191
     1,242     Synalloy Corp.                                                                19,288
     2,071     TMS International Corp., Class A                                              30,713
    16,407     USEC, Inc.(a)                                                                  4,811
     1,208     Universal Stainless & Alloy Products, Inc.(a)                                 35,612
    13,847     Uranium Energy Corp.(a)                                                       24,786
     7,377     Worthington Industries, Inc.                                                 233,925
                                                                                       ------------
                                                                                          2,857,651
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.4%
    10,457     Air Lease Corp                                                               288,509
     7,359     Air Transport Services Group, Inc.(a)                                         48,643

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                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,657     Aircastle Ltd.                                                          $    122,435
     3,168     Arkansas Best Corp.                                                           72,706
     3,521     Atlas Air Worldwide Holdings, Inc.(a)                                        154,079
     3,881     Baltic Trading Ltd.                                                           14,398
     2,143     CAI International, Inc.(a)                                                    50,510
     3,250     Celadon Group, Inc.                                                           59,312
     7,619     Con-way, Inc.                                                                296,836
     1,373     Covenant Transport Group, Inc., Class A(a)                                     8,568
     2,951     Eagle Bulk Shipping, Inc.(a)                                                  10,771
     2,294     Echo Global Logistics, Inc.(a)                                                44,710
     4,021     Forward Air Corp.                                                            153,924
     2,545     Frozen Food Express Industries, Inc.(a)                                        4,097
     5,201     Genco Shipping & Trading Ltd.(a),(b)                                           8,478
     6,826     Genesee & Wyoming, Inc., Class A(a),(b)                                      579,118
     6,117     Heartland Express, Inc.                                                       84,843
     4,803     HUB Group, Inc., Class A(a),(b)                                              174,925
       723     International Shipholding Corp.                                               16,868
    12,342     J.B.Hunt Transport Services, Inc.                                            891,586
     7,841     Kirby Corp.(a)                                                               623,673
     7,842     Knight Transportation, Inc.                                                  131,902
     6,391     Landstar System, Inc.                                                        329,136
     3,054     Marten Transport Ltd.                                                         47,856
     5,647     Matson, Inc.                                                                 141,175
     9,675     Old Dominion Freight Line, Inc.(a)                                           402,673
       568     P.A.M.Transportation Services, Inc.                                            5,777
     8,021     PHH Corp.(a)                                                                 163,468
     4,839     Pacer International, Inc.(a)                                                  30,534
       914     Patriot Transportation Holding, Inc.(a)                                       27,457
     3,529     Quality Distribution, Inc.(a)                                                 31,196
     3,143     Rand Logistics, Inc.(a)                                                       16,124
     2,284     Roadrunner Transportation Systems, Inc.(a)                                    63,587
     3,364     Saia, Inc.(a)                                                                100,804
    11,789     Swift Transportation Co.(a)                                                  194,990
     4,753     TAL International Group, Inc.                                                207,088
     5,217     Teekay Corp.                                                                 211,967
     2,350     Textainer Group Holdings Ltd.                                                 90,334
     1,407     USA Truck, Inc.(a)                                                             9,061
    14,176     UTI Worldwide, Inc.                                                          233,479
       800     Universal Truckload Services, Inc.(a)                                         19,288
     5,682     Werner Enterprises, Inc.                                                     137,334
     5,750     Wesco Aircraft Holdings, Inc.(a)                                             106,777
     1,115     Willis Lease Finance Corp.(a)                                                 15,064
    10,205     World Fuel Services Corp.                                                    407,996
     2,953     XPO Logistics, Inc.(a),(b)                                                    53,420
     1,401     YRC Worldwide, Inc.(a)                                                        40,279
                                                                                       ------------
                                                                                          6,927,755
                                                                                       ------------
LEISURE GOODS - 0.8%
    58,192     Activision Blizzard, Inc.                                                    829,818
     1,884     Arctic Cat, Inc.                                                              84,742
     3,283     Black Diamond, Inc.(a)                                                        30,860
    12,480     Brunswick Corp.                                                              398,736
     9,783     Callaway Golf Co.                                                             64,372
     2,742     DTS, Inc.(a)                                                                  56,430
     2,640     Drew Industries, Inc.                                                        103,805
     3,000     Emerson Radio Corp.(a)                                                         4,950
     1,740     Escalade, Inc.                                                                10,771
     8,589     Glu Mobile, Inc.(a),(b)                                                       18,896
     2,692     Jakks Pacific, Inc.                                                           30,285
     1,133     Koss Corp.                                                                     5,495
     7,039     Leapfrog Enterprises, Inc.(a)                                                 69,264
     6,877     Majesco Entertainment Co.(a)                                                   3,920
     1,997     Marine Products Corp.                                                         16,016
       433     Meade Instruments Corp.(a)                                                     1,611
     4,085     Nautilus, Inc.(a)                                                             35,499
     8,781     Polaris Industries, Inc.                                                     834,195

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,293     Pool Corp.                                                              $    329,816
     6,336     RealD, Inc.(a)                                                                88,070
     2,357     Skullcandy, Inc.(a)                                                           12,869
       966     Steinway Musical Instruments, Inc.(a)                                         29,395
    13,021     Take-Two Interactive Software, Inc.(a)                                       194,924
     6,030     Thor Industries, Inc.                                                        296,556
    17,917     TiVo, Inc.(a)                                                                197,983
     2,265     Universal Electronics, Inc.(a)                                                63,715
     4,067     Winnebago Industries, Inc.(a)                                                 85,366
                                                                                       ------------
                                                                                          3,898,359
                                                                                       ------------
LIFE INSURANCE - 0.4%
     2,824     Amerisafe, Inc.                                                               91,469
     8,633     American Equity Investment Life Holding Co.                                  135,538
     2,385     Atlantic American Corp.                                                        9,087
    30,140     CNO Financial Group, Inc.                                                    390,614
     7,030     Citizens, Inc.(a)                                                             42,039
     2,846     eHealth, Inc.(a)                                                              64,661
     4,300     Employers Holdings, Inc.                                                     105,135
     1,496     FBL Financial Group, Inc., Class A                                            65,091
     1,624     Independence Holding Co.                                                      19,196
       413     Kansas City Life Insurance Co.                                                15,806
       301     National Western Life Insurance Co., Class A                                  57,145
       801     The Phoenix Cos., Inc.(a)                                                     34,443
     6,370     Primerica, Inc.                                                              238,493
    10,592     Protective Life Corp.                                                        406,839
     5,888     Stancorp Financial Group, Inc.                                               290,926
     9,760     Symetra Financial Corp.                                                      156,062
                                                                                       ------------
                                                                                          2,122,544
                                                                                       ------------
MEDIA - 4.2%
     3,195     AH Belo Corp.                                                                 21,918
     8,090     AMC Networks, Inc., Class A(a)                                               529,167
    10,241     Acxiom Corp.(a)                                                              232,266
     5,099     Angie's List, Inc.(a)                                                        135,378
     3,743     Arbitron, Inc.                                                               173,862
     1,803     Ascent Capital Group, Inc., Class A(a)                                       140,760
     4,258     Avid Technology, Inc.(a)                                                      25,037
     6,104     Bankrate, Inc.(a)                                                             87,653
       771     Beasley Broadcasting Group, Inc., Class A                                      6,461
    13,102     Belo Corp., Class A                                                          182,773
     1,288     CSS Industries, Inc.                                                          32,110
        50     CTN Media Group, Inc.(a)                                                           -
     9,031     Charter Communications, Inc., Class A(a)                                   1,118,489
     5,342     Clear Channel Outdoor Holdings, Inc., Class A(a)                              39,851
     5,064     ComScore, Inc.(a)                                                            123,511
     4,444     Constant Contact, Inc.(a)                                                     71,415
     1,599     Courier Corp.                                                                 22,834
     7,078     Crown Media Holdings, Inc., Class A(a)                                        17,483
    10,654     Cumulus Media, Inc., Class A(a)                                               36,117
    28,077     DISH Network Corp., Class A                                                1,193,834
     6,769     Demand Media, Inc.(a)                                                         40,614
     4,169     Digital Generation, Inc.(a)                                                   30,726
     6,680     Dolby Laboratories, Inc., Class A                                            223,446
     9,748     DreamWorks Animation SKG, Inc.(a)                                            250,134
     4,195     EW Scripps Co.(a)                                                             65,358
     6,140     Emmis Communications Corp., Class A(a)                                        13,140
     2,909     Entercom Communications Corp.(a)                                              27,461
     9,776     Entravision Communications Corp., Class A                                     60,122
     5,573     FactSet Research Systems, Inc.                                               568,112
     1,099     Fisher Communications, Inc.                                                   45,147
     7,124     Gray Television, Inc.(a)                                                      51,293

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    38,243     Groupon, Inc.(a)                                                        $    325,066
     6,049     Harte-Hanks, Inc.                                                             52,021
    10,217     Hollywood Media Corp.(a)                                                      13,691
     6,901     IHS, Inc., Class A(a)                                                        720,326
     6,248     John Wiley & Sons, Inc., Class A                                             250,482
     5,439     Journal Communications, Inc., Class A(a)                                      40,738
     4,536     Lin TV Corp., Class A(a)                                                      69,401
     7,684     Lamar Advertising Co., Class A(a)                                            333,486
    49,031     Liberty Global Plc A(a)                                                    3,632,216
    69,420     Liberty Interactive Corp., Class A(a)                                      1,597,354
    15,340     Liberty Media Corp.(a)                                                     1,944,498
     5,249     Liberty Ventures(a)                                                          446,217
    19,889     Live Nation Entertainment, Inc.(a)                                           308,280
     6,769     Local Corp.(a)                                                                11,372
     3,405     Marchex, Inc., Class B                                                        20,498
     5,097     Martha Stewart Living Omnimedia, Inc., Class A(a)                             12,284
    10,065     McClatchy Co., Class A(a)                                                     22,948
     3,204     Media General, Inc., Class A(a)                                               35,340
     1,442     Mediabistro, Inc.(a)                                                           2,264
     4,957     Meredith Corp.                                                               236,449
     3,124     Morningstar, Inc.                                                            242,360
     8,250     National CineMedia, Inc.                                                     139,343
    17,417     The New York Times Co., Class A(a)                                           192,632
     4,289     Nexstar Broadcasting Group, Inc., Class A                                    152,088
    28,553     Nielsen Holdings NV                                                          959,095
     1,936     PDI, Inc.(a)                                                                   9,099
    14,112     Pandora Media, Inc.(a)                                                       259,661
     4,978     QuinStreet, Inc.(a)                                                           42,960
     4,466     Radio One, Inc., Class D(a)                                                   10,361
     3,165     SPAR Group, Inc.(a)                                                            8,672
       800     Saga Communications, Inc.                                                     36,728
     1,460     Salem Communications Corp., Class A                                           10,935
     1,909     Schawk, Inc.                                                                  25,065
     3,534     Scholastic Corp.                                                             103,511
     9,773     Sinclair Broadcast Group, Inc., Class A                                      287,131
   429,495     Sirius XM Radio, Inc.                                                      1,438,808
     1,491     Spanish Broadcasting System, Inc.(a)                                           5,054
    15,478     Starz Liberty Capital(a)                                                     342,064
     3,625     TechTarget, Inc.(a)                                                           16,204
     9,587     TheStreet.com, Inc.                                                           17,832
     5,495     Valassis Communications, Inc.                                                135,122
     1,380     Value Line, Inc.                                                              11,730
    10,323     ValueClick, Inc.(a)                                                          254,772
     7,116     WebMD Health Corp.(a)                                                        208,997
     4,595     XO Group, Inc.(a)                                                             51,464
                                                                                       ------------
                                                                                         20,603,091
                                                                                       ------------
MINING - 0.5%
     3,537     AMCOL International Corp.                                                    112,087
    14,396     Allied Nevada Gold Corp.(a)                                                   93,286
    30,925     Alpha Natural Resources, Inc.(a)(c)                                          162,047
    29,912     Arch Coal, Inc.                                                              113,067
     8,698     Cloud Peak Energy, Inc.(a),(b)                                               143,343
    14,789     Coeur Mining, Inc.(a)                                                        196,694
     4,654     Compass Minerals International, Inc.                                         393,403
    10,440     General Moly, Inc.(a)                                                         19,523
     9,302     Golden Minerals Co.(a),(b)                                                    12,651
    50,098     Hecla Mining Co.                                                             149,292
     5,927     James River Coal Co.(a)                                                       10,787
    19,167     Molycorp, Inc.(a),(b)                                                        118,835
     9,312     Royal Gold Inc.                                                              391,849
    10,459     Solitario Exploration & Royalty Corp.(a)                                       9,413
    16,751     Stillwater Mining Co.(a)                                                     179,906
    10,146     SunCoke Energy, Inc.(a)                                                      142,247
    15,011     Timberline Resources Corp.(a),(b)                                              2,552
     8,846     Walter Energy, Inc.                                                           91,998
     2,916     Westmoreland Coal Co.(a)                                                      32,747
                                                                                       ------------
                                                                                          2,375,727
                                                                                       ------------

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48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.6%
     1,327     Atlantic Tele-Network, Inc.                                             $     65,899
     8,865     Iridium Communications, Inc.(a)                                               68,792
     7,910     Leap Wireless International, Inc.(a)                                          53,234
    23,820     NII Holdings, Inc.(a),(b)                                                    158,880
     2,325     NTELOS Holdings Corp.                                                         38,270
     6,188     ORBCOMM, Inc.(a)                                                              27,784
    17,726     SBA Communications Corp., Class A(a),(b)                                   1,313,851
     3,273     Shenandoah Telecom Co.                                                        54,594
    22,951     T-Mobile US, Inc.                                                            569,414
    13,263     Telephone & Data Systems, Inc.                                               326,933
     3,353     USA Mobility, Inc.                                                            45,500
     1,391     U.S.Cellular Corp.                                                            51,036
                                                                                       ------------
                                                                                          2,774,187
                                                                                       ------------
NONLIFE INSURANCE - 3.7%
     2,335     Alleghany Corp.(a)                                                           895,029
     4,663     Allied World Assurance Co.Holdings AG                                        426,711
     6,499     Ambac Financial Group, Inc.(a)                                               154,871
    10,209     American Financial Group, Inc.                                               499,322
       848     American National Insurance Co.                                               84,351
     1,491     American Safety Insurance Holdings Ltd.(a)                                    43,164
     3,745     AmTrust Financial Services, Inc.                                             133,697
    18,194     Arch Capital Group Ltd.(a)                                                   935,354
     3,724     Argo Group International Holdings Ltd.(b)                                    157,860
    17,361     Arthur J Gallagher & Co.                                                     758,502
     9,254     Aspen Insurance Holdings Ltd.                                                343,231
    26,658     Assured Guaranty Ltd.                                                        588,075
    15,059     Axis Capital Holdings Ltd.                                                   689,401
     1,436     Baldwin & Lyons, Inc., Class B                                                34,866
    16,191     Brown & Brown, Inc.                                                          521,998
     3,210     CNA Financial Corp.                                                          104,710
     1,498     Donegal Group, Inc., Class A                                                  20,927
       901     EMC Insurance Group, Inc.                                                     23,660
     1,572     Eastern Insurance Holdings, Inc.                                              29,475
     5,872     Endurance Specialty Holdings Ltd.(b)                                         302,114
     1,154     Enstar Group Ltd.(a)                                                         153,459
     3,487     Erie Indemnity Co., Class A                                                  277,879
     6,750     Everest Re Group Ltd.                                                        865,755
     1,617     Federated National Holding Co.                                                15,766
     1,327     First Acceptance Corp.(a)                                                      2,176
    14,863     First American Financial Corp.                                               327,581
     1,654     Global Indemnity Plc(a)                                                       38,952
     4,332     Greenlight Capital Re Ltd.(a)                                                106,264
    13,815     HCC Insurance Holdings, Inc.                                                 595,565
     5,981     The Hanover Insurance Group, Inc.                                            292,650
     6,206     Hilltop Holdings, Inc.(a)                                                    101,778
     5,415     Horace Mann Educators Corp.                                                  132,018
     1,661     Infinity Property & Casualty Corp.                                            99,261
     7,262     Kemper Corp.                                                                 248,724
     2,288     Life Partners Holdings, Inc.                                                   7,024
    19,618     MBIA, Inc.(a)                                                                261,116
     7,487     Maiden Holdings Ltd.                                                          84,004
     1,796     Markel Corp.(a),(b)                                                          946,402
     6,607     Meadowbrook Insurance Group, Inc.                                             53,054
     3,553     Mercury General Corp.                                                        156,190
     7,436     Montpelier Re Holdings Ltd.                                                  185,974

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,572     National Interstate Corp.                                               $     75,231
     1,553     Navigators Group, Inc.(a)                                                     88,583
    33,469     Old Republic International Corp.                                             430,746
     2,936     OneBeacon Insurance Group Ltd.                                                42,513
     7,935     PartnerRe Ltd.                                                               718,594
     4,365     Platinum Underwriters Holdings Ltd.                                          249,765
     8,440     ProAssurance Corp.                                                           440,230
     2,426     RLI Corp.                                                                    185,371
     9,789     Reinsurance Group of America, Inc.                                           676,518
     6,069     RenaissanceRe Holdings Ltd.                                                  526,729
     1,921     Safety Insurance Group, Inc.                                                  93,188
     7,645     Selective Insurance Group, Inc.                                              175,988
     2,216     State Auto Financial Corp.                                                    40,265
     5,546     Tower Group International Ltd.                                               113,748
     3,110     United Fire Group, Inc.                                                       77,221
     4,795     Universal Insurance Holdings, Inc.                                            33,949
    13,487     Validus Holdings Ltd.                                                        487,150
    15,095     W.R.Berkley Corp.                                                            616,782
       705     White Mountains Insurance Group, Inc.                                        405,333
    23,631     Willis Group Holdings Plc                                                    963,672
                                                                                       ------------
                                                                                         18,140,486
                                                                                       ------------
OIL & GAS PRODUCERS - 2.9%
    15,266     Abraxas Petroleum Corp.(a)                                                    32,059
       399     Adams Resources & Energy, Inc.                                                27,487
     2,116     Alon USA Energy, Inc.                                                         30,597
     2,407     Apco Oil and Gas International, Inc.(a)                                       27,753
     4,861     Approach Resources, Inc.(a)                                                  119,435
    15,164     BPZ Resources, Inc.(a)                                                        27,144
     1,930     Barnwell Industries, Inc.(a)                                                   6,080
     6,456     Berry Petroleum Co., Class A                                                 273,218
     6,866     Bill Barrett Corp.(a)                                                        138,831
     3,397     Bonanza Creek Energy, Inc.(a)                                                120,458
     5,673     Brenham Oil+Gas Corp.(a)                                                         238
     2,141     CVR Energy, Inc.                                                             101,483
     7,061     Callon Petroleum Co.(a)                                                       23,796
     5,323     Carrizo Oil & Gas, Inc.(a)                                                   150,801
    33,499     Cheniere Energy, Inc.(a)                                                     929,932
    11,884     Cimarex Energy Co.                                                           772,341
       921     Clayton Williams Energy, Inc.(a)                                              40,064
    38,226     Cobalt International Energy, Inc.(a)                                       1,015,665
     6,615     Comstock Resources, Inc.                                                     104,054
    14,325     Concho Resources, Inc.(a)                                                  1,199,289
     1,782     Contango Oil & Gas Co.                                                        60,142
     7,874     Continental Resources, Inc.(a)                                               677,636
     5,049     Delek US Holdings, Inc.                                                      145,310
     4,788     Diamondback Energy, Inc.(a)                                                  159,536
     2,652     Double Eagle Pete & Mining Co.(a)                                             10,396
     4,973     EPL Oil & Gas, Inc.(a)                                                       146,007
    20,555     EXCO Resources, Inc.                                                         157,040
     6,155     Emerald Oil, Inc.(a)                                                          42,223
     7,465     Endeavour International Corp.(a),(b)                                          28,666
     9,877     Energen Corp.                                                                516,172
    10,919     Energy XXI Bermuda Ltd.                                                      242,183
     3,828     Evolution Petroleum Corp.(a)                                                  41,763
     8,102     FX Energy, Inc.(a)                                                            26,007
    17,520     Forest Oil Corp.(a),(b)                                                       71,657
     9,280     Gastar Exploration Ltd.(a)                                                    24,778
     9,626     GeoPetro Resources Co.(a)                                                        674

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50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,141     Goodrich Petroleum Corp.(a)                                             $     53,005
     9,551     Gulfport Energy Corp.(a)                                                     449,566
    15,324     Halcon Resources Corp.(a),(b)                                                 86,887
     6,009     Harvest Natural Resources, Inc.(a)                                            18,628
    28,214     HollyFrontier Corp.                                                        1,206,995
     5,104     Houston American Energy Corp.(a)                                               1,378
    19,302     Hyperdynamics Corp.(a)                                                         9,168
       255     Isramco, Inc.(a)                                                              23,761
    37,208     Kodiak Oil & Gas Corp.(a)                                                    330,779
     3,538     Laredo Petroleum Holdings, Inc.(a)                                            72,741
     8,484     Magellan Petroleum Corp.(a)                                                    8,739
    23,760     Magnum Hunter Resources Corp.(a)                                              86,724
     5,310     Miller Energy Resources, Inc.(a)                                              21,240
     8,607     Northern Oil and Gas,Inc.(a)                                                 114,817
    10,013     Oasis Petroleum, Inc.(a)                                                     389,205
     5,429     PBF Energy, Inc.                                                             140,611
     4,268     PDC Energy, Inc.(a)                                                          219,717
     1,368     Panhandle Oil & Gas, Inc.                                                     38,988
     7,967     Penn Virginia Corp.                                                           37,445
     8,775     Petroquest Energy, Inc.(a)                                                    34,749
     8,817     Pioneer Energy Services Corp.(a)                                              58,369
     4,012     PostRock Energy Corp.(a)                                                       6,138
    19,715     Quicksilver Resources, Inc.(a),(b)                                            33,121
     9,159     Resolute Energy Corp.(a)                                                      73,089
     6,077     Rex Energy Corp.(a)                                                          106,834
     8,509     Rosetta Resources, Inc.(a)                                                   361,803
     9,232     SM Energy Co.                                                                553,735
    48,966     SandRidge Energy, Inc.(a)                                                    233,078
     7,084     Stone Energy Corp.(a)                                                        156,061
     6,273     Swift Energy Co.(a)                                                           75,213
     1,697     Syntroleum Corp.(a)                                                           11,709
     4,055     Targa Resources, Inc.                                                        260,858
     4,911     US Energy Corp.-Wyoming(a)                                                    10,166
    21,440     Ultra Petroleum Corp.(a)                                                     424,941
     2,756     Uranium Resources, Inc.(a)                                                     7,248
     8,520     Vaalco Energy, Inc.(a)                                                        48,734
     4,881     W&T Offshore, Inc.                                                            69,749
    11,196     Warren Resources, Inc.(a)                                                     28,550
     8,075     Western Refining, Inc.                                                       226,665
    16,496     Whiting Petroleum Corp.(a)                                                   760,301
     7,132     ZaZa Energy Corp.(a)                                                           8,558
     7,265     Zion Oil & Gas, Inc.(a),(b)                                                   16,274
                                                                                       ------------
                                                                                         14,367,252
                                                                                       ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 3.3%
     7,963     Atwood Oceanics, Inc.(a),(b)                                                 414,474
     4,124     Basic Energy Services, Inc.(a)                                                49,859
     1,869     Bolt Technology Corp.                                                         31,923
     4,889     Bristow Group, Inc.                                                          319,349
     6,542     C&J Energy Services, Inc.(a)                                                 126,719
     2,738     CARBO Ceramics, Inc.                                                         184,623
    14,342     Cal Dive International, Inc.(a)                                               26,963
     4,189     Chart Industries, Inc.(a)                                                    394,143
     6,315     Core Laboratories N.V.                                                       957,733
     6,152     Crosstex Energy, Inc.                                                        121,564
     1,787     DHT Holdings, Inc.                                                             8,006
     1,228     Dawson Geophysical Co.(a)                                                     45,264
    10,552     Dresser-Rand Group, Inc.(a)                                                  632,909
     5,069     Dril-Quip, Inc.(a)                                                           457,680
     2,769     Era Group, Inc.(a)                                                            72,409
     9,196     Exterran Holdings, Inc.(a)                                                   258,592
     6,449     Flotek Industries, Inc.(a)                                                   115,695
     2,153     Forbes Energy Services Ltd.(a)                                                 8,655
     1,866     Geospace Technologies Corp.(a),(b)                                           128,903
     3,728     Global Geophysical Services, Inc.(a)                                          17,596
     1,954     Gulf Island Fabrication, Inc.                                                 37,419

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,373     Gulfmark Offshore, Inc., Class A                                        $    152,089
    13,663     Helix Energy Solutions Group, Inc.(a)                                        314,795
    22,598     Hercules Offshore, Inc.(a)                                                   159,090
     4,537     Hornbeck Offshore Services, Inc.(a)                                          242,729
    17,365     ION Geophysical Corp.(a)                                                     104,537
    21,212     Key Energy Services, Inc.(a)                                                 126,211
     4,694     Lufkin Industries, Inc.                                                      415,278
    14,173     MRC Global, Inc.(a)                                                          391,458
     3,702     Matrix Service Co.(a)                                                         57,677
    32,340     McDermott International, Inc.(a)                                             264,541
     1,937     Mitcham Industries, Inc.(a)                                                   32,503
     1,996     Natural Gas Services Group, Inc.(a)                                           46,886
    12,244     Newpark Resources, Inc.(a)                                                   134,562
    13,639     OGE Energy Corp.                                                             930,180
    14,883     Oceaneering International, Inc.                                            1,074,553
     7,630     Oil States International, Inc.(a)                                            706,843
     1,880     PHI, Inc.(a)                                                                  64,484
    16,854     Parker Drilling Co.(a)                                                        83,933
    20,055     Patterson-UTI Energy, Inc.                                                   388,165
     9,269     RPC, Inc.                                                                    128,005
     2,624     SEACOR Holdings, Inc.                                                        217,923
     6,120     SemGroup Corp., Class A                                                      329,623
    22,071     Superior Energy Services, Inc.(a)                                            572,522
    11,088     Tetra Technologies, Inc.(a)                                                  113,763
     2,623     TGC Industries, Inc.                                                          21,561
     4,610     Tesco Corp.(a)                                                                61,082
     6,849     Tidewater, Inc.                                                              390,188
    49,399     Transocean Ltd.                                                            2,368,682
     5,970     Unit Corp.(a)                                                                254,203
   105,124     Weatherford International Ltd.(a),(b)                                      1,440,199
     6,936     Willbros Group, Inc.(a)                                                       42,587
                                                                                       ------------
                                                                                         16,041,330
                                                                                       ------------
PERSONAL GOODS - 1.5%
     8,268     American Apparel, Inc.(a)                                                     15,874
     7,061     Carter's, Inc.                                                               523,008
     3,457     Charles & Colvard Ltd.(a)                                                     14,105
     1,737     Cherokee, Inc.                                                                22,199
     1,524     Columbia Sportswear Co.                                                       95,479
     7,890     Coty, Inc.Class A(a)                                                         135,550
    12,218     Crocs, Inc.(a)                                                               201,597
     1,368     Culp, Inc.                                                                    23,789
     4,791     Deckers Outdoor Corp.(a)                                                     241,993
     1,207     Delta Apparel, Inc.(a)                                                        17,019
     3,510     Elizabeth Arden, Inc.(a)                                                     158,196
     3,770     Female Health Co.                                                             37,172
    16,682     Fifth & Pacific Cos., Inc.(a),(b)                                            372,676
     2,358     G-III Apparel Group Ltd.(a)                                                  113,467
    13,579     Hanesbrands, Inc.                                                            698,232
     4,353     Helen of Troy Ltd.(a)                                                        167,025
     7,865     Iconix Brand Group, Inc.(a)                                                  231,310
     2,179     Inter Parfums, Inc.                                                           62,145
     9,399     Joe's Jeans, Inc.(a)                                                          15,414
    10,460     The Jones Group, Inc.                                                        143,825
       913     Lakeland Industries, Inc.(a)                                                   4,309
     3,390     Maidenform Brands, Inc.(a)                                                    58,749
    24,308     Michael Kors Holdings Ltd.(a)                                              1,507,582
     2,424     Movado Group, Inc.                                                            82,004
     7,278     Nu Skin Enterprises, Inc., Class A                                           444,831
     1,288     Orchids Paper Products Co.                                                    33,810
     1,972     Oxford Industries, Inc.                                                      123,053
     1,655     Perry Ellis International, Inc.                                               33,613
    17,784     Quiksilver, Inc.(a),(b)                                                      114,529
     1,650     R.G.Barry Corp.                                                               26,796
     1,680     Revlon, Inc., Class A(a)                                                      37,061
     1,306     Rocky Brands, Inc.                                                            19,747
     5,376     Skechers U.S.A., Inc., Class A(a)                                            129,078
     5,691     Steven Madden Ltd.(a)                                                        275,331
     1,296     Superior Uniform Group, Inc.                                                  13,984

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52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,401     Tandy Brands Accessories, Inc.(a)                                       $        866
     3,384     True Religion Apparel, Inc.                                                  107,137
    10,780     Under Armour, Inc., Class A(a)                                               643,674
     2,185     Unifi, Inc.(a)                                                                45,164
     3,222     Vera Bradley, Inc.(a),(b)                                                     69,788
     1,049     Weyco Group, Inc.                                                             26,435
     6,891     Wolverine World Wide, Inc.                                                   376,317
                                                                                       ------------
                                                                                          7,463,933
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
    10,308     Acadia Pharmaceuticals, Inc.(a)                                              187,090
     3,154     AMAG Pharmaceuticals, Inc.(a)                                                 70,176
     2,942     ARCA Biopharma, Inc.(a)                                                        3,795
    22,238     Avanir Pharmaceuticals, Inc.(a)                                              102,295
     8,202     AVEO Pharmaceuticals, Inc.(a)                                                 20,505
    10,040     Aastrom Biosciences, Inc.(a)                                                   4,028
    11,235     Achillion Pharmaceuticals, Inc.(a)                                            91,902
     5,935     Acorda Therapeutics, Inc.(a)                                                 195,796
     3,065     Acura Pharmaceuticals, Inc.(a)                                                 5,762
     2,273     Aegerion Pharmaceuticals, Inc.(a)                                            143,972
    11,538     Affymetrix, Inc.(a)                                                           51,229
     5,451     Agenus, Inc.(a)                                                               20,659
    10,095     Akorn, Inc.(a)                                                               136,484
     3,909     Albany Molecular Research, Inc.(a)                                            46,400
     3,779     Alexza Pharmaceuticals, Inc.(a)                                               16,401
    18,571     Alkermes Plc(a)                                                              532,616
     7,090     Alnylam Pharmaceuticals, Inc.(a)                                             219,861
     7,044     Amicus Therapeutics, Inc.(a)                                                  16,413
     4,379     Ampio Pharmaceuticals, Inc.(a),(b)                                            25,267
     5,321     Anacor Pharmaceuticals, Inc.(a)                                               29,744
     9,930     Anthera Pharmaceuticals, Inc.(a)                                               4,599
     7,309     Apricus Biosciences, Inc.(a),(b)                                              17,176
    31,395     Arena Pharmaceuticals, Inc.(a),(b)                                           241,741
    26,062     ARIAD Pharmaceuticals, Inc.(a),(b)                                           455,824
    10,724     ArQule, Inc.(a)                                                               24,880
    17,941     Array Biopharma, Inc.(a)                                                      81,452
    13,557     Astex Pharmaceuticals(a)                                                      55,719
     7,135     Auxilium Pharmaceuticals, Inc.(a)                                            118,655
     8,239     BioCryst Pharmaceuticals, Inc.(a),(b)                                         12,770
     2,370     Biodel, Inc.(a)                                                                9,907
     5,856     BioDelivery Sciences International, Inc.(a)                                   23,775
    19,306     BioMarin Pharmaceutical, Inc.(a)                                           1,077,082
     8,984     Biosante Pharmaceuticals, Inc.(a),(b)                                          8,984
     5,533     Biota Pharmaceuticals, Inc.                                                   19,089
     6,420     BioTime, Inc.(a)                                                              25,423
     8,871     Cadence Pharmaceuticals, Inc.(a)                                              60,500
    23,000     CEL-SCI Corp.(a)                                                               4,901
    13,729     Cell Therapeutics, Inc.(a)                                                    14,415
    11,639     Celldex Therapeutics, Inc.(a),(b)                                            181,685
    10,782     Cerus Corp.(a)                                                                47,656
     7,013     Charles River Laboratories International, Inc.(a)                            287,743
     9,668     Chelsea Therapeutics International, Inc.(a)                                   22,236

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    11,110     Cleveland BioLabs, Inc.(a)                                              $     17,554
     2,272     Clovis Oncology, Inc.(a)                                                     152,179
    12,022     Columbia Laboratories, Inc.(a)                                                 7,770
    12,935     Corcept Therapeutics, Inc.(a)                                                 22,378
     3,724     Coronado Biosciences, Inc.(a)                                                 32,026
     9,144     Cubist Pharmaceuticals, Inc.(a)                                              441,655
     2,790     Cumberland Pharmaceuticals, Inc.(a)                                           14,257
    13,420     Curis, Inc.(a)                                                                42,810
     3,817     Cytokinetics, Inc.(a)                                                         44,163
    11,609     Cytori Therapeutics, Inc.(a)                                                  26,701
     5,159     CytRx Corp.(a)                                                                10,318
    23,295     Dendreon Corp.(a),(b)                                                         95,975
     8,854     Depomed, Inc.(a)                                                              49,671
    11,814     Discovery Laboratories, Inc.(a),(b)                                           17,957
    15,409     Durect Corp.(a)                                                               16,179
    16,749     Dyax Corp.(a)                                                                 57,952
    30,799     Dynavax Technologies Corp.(a)                                                 33,879
     4,209     Emergent Biosolutions, Inc.(a)                                                60,694
    15,629     Endo Health Solutions, Inc.(a)                                               574,991
     4,717     Endocyte, Inc.(a)                                                             61,934
     5,780     Entremed, Inc.(a)                                                             11,676
     8,028     Enzo Biochem, Inc.(a)                                                         16,698
    10,923     Enzon Pharmaceuticals, Inc.                                                   21,846
     9,521     Exact Sciences Corp.(a),(b)                                                  132,437
    26,738     Exelixis, Inc.(a)                                                            121,391
     1,224     Furiex Pharmaceuticals, Inc.(a)                                               41,702
     4,451     GTx, Inc.(a)                                                                  29,377
    15,693     Galena Biopharma, Inc.(a),(b)                                                 34,838
     2,916     Genomic Health, Inc.(a)                                                       92,466
     3,691     GenVec, Inc.(a)                                                                1,366
    22,762     Geron Corp.(a)                                                                34,143
    13,153     Halozyme Therapeutics, Inc.(a)                                               104,435
     4,947     Harvard Bioscience,Inc.(a)                                                    23,399
     9,683     Hemispherx Biopharma, Inc.(a)                                                  2,155
     1,806     Hi-Tech Pharmacal Co., Inc.                                                   59,959
    14,423     Idenix Pharmaceuticals, Inc.(a)                                               52,067
     6,210     Idera Pharmaceuticals,Inc.(a)                                                  4,068
    17,153     Illumina, Inc.(a)                                                          1,283,731
    12,509     ImmunoGen, Inc.(a)                                                           207,524
    12,026     Immunomedics, Inc.(a)                                                         65,421
     9,177     Impax Laboratories, Inc.(a)                                                  183,081
    19,037     Incyte Corp.(a)                                                              418,814
     6,392     Infinity Pharmaceuticals, Inc.(a)                                            103,870
    16,169     Inovio Pharmaceuticals,Inc.(a)                                                12,872
     4,928     Insmed, Inc.(a)                                                               58,939
    11,871     InterMune, Inc.(a)                                                           114,199
    13,390     Ironwood Pharmaceuticals, Inc.(a)                                            133,230
    15,718     Isis Pharmaceuticals, Inc.(a)                                                422,343
     7,073     Jazz Pharmaceuticals Plc(a)                                                  486,127
    12,202     Keryx Biopharmaceuticals, Inc.(a)                                             91,149
    73,027     Lexicon Pharmaceuticals, Inc.(a)                                             158,469
     3,101     Ligand Pharmaceuticals, Inc.(a)                                              116,039
     5,683     Luminex Corp.(a)                                                             117,127
     8,070     Mallinckrodt Plc(a)                                                          366,620
    22,769     MannKind Corp.(a)                                                            147,998
     8,041     Maxygen, Inc.                                                                 19,942
     7,933     The Medicines Co.(a)                                                         244,019
    10,533     Medivation, Inc.(a),(b)                                                      518,224
     6,981     Momenta Pharmaceuticals, Inc.(a)                                             105,134
    11,246     Myriad Genetics, Inc.(a)                                                     302,180

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54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,393     NPS Pharmaceuticals, Inc.(a)                                            $    202,234
    16,720     Nektar Therapeutics(a)                                                       193,116
    14,538     Neuralstem, Inc.(a),(b)                                                       21,662
     9,163     Neurocrine Biosciences, Inc.(a)                                              122,601
    22,933     Novavax, Inc.(a)                                                              47,013
       932     OXiGENE, Inc.(a)                                                               2,554
     2,824     OncoGenex Pharmaceutical, Inc.(a)                                             27,675
    10,788     Oncothyreon, Inc.(a)                                                          16,829
    10,170     Onyx Pharmaceuticals, Inc.(a)                                              1,224,050
    22,838     Opko Health, Inc.(a),(b)                                                     162,150
     7,213     Optimer Pharmaceuticals, Inc.(a)                                             104,372
    12,774     Orexigen Therapeutics, Inc.(a)                                                74,728
     2,774     Osiris Therapeutics, Inc.(a)                                                  27,934
    20,740     PDL BioPharma, Inc.                                                          160,113
     6,221     Pacific Biosciences of California, Inc.(a)                                    15,677
     6,775     Pain Therapeutics, Inc.(a)                                                    14,973
     9,887     Palatin Technologies, Inc.(a)                                                  5,932
    23,198     Peregrine Pharmaceuticals, Inc.(a),(b)                                        29,925
     2,820     Pernix Therapeutics Holdings, Inc.(a)                                         10,180
     7,320     Pharmacyclics, Inc.(a)                                                       581,720
     5,365     Pozen, Inc.(a)                                                                26,879
     7,384     Prestige Brands Holdings, Inc.(a)                                            215,170
     7,562     Progenics Pharmaceuticals, Inc.(a)                                            33,727
     8,150     Questcor Pharmaceuticals, Inc.                                               370,499
     3,331     Quintiles Transnational Holdings, Inc.(a)                                    141,767
     8,793     Raptor Pharmaceutical Corp.(a)                                                82,215
     5,174     Repligen Corp.(a)                                                             42,634
     2,855     Repros Therapeutics, Inc.(a)                                                  52,675
    17,083     Rexahn Pharmaceuticals, Inc.(a),(b)                                            7,585
    12,898     Rigel Pharmaceuticals, Inc.(a)                                                43,079
     7,535     SIGA Technologies, Inc.(a)                                                    21,399
     2,057     Sagent Pharmaceuticals, Inc.(a)                                               43,156
     7,312     Salix Pharmaceuticals Ltd.(a)                                                483,689
     8,148     Sangamo Biosciences, Inc.(a)                                                  63,636
     8,681     Santarus, Inc.(a)                                                            182,735
     4,398     Sarepta Therapeutics, Inc.(a)                                                167,344
    12,887     Savient Pharmaceuticals, Inc.(a),(b)                                           7,217
     8,453     Sciclone Pharmaceuticals, Inc.(a)                                             41,927
    14,781     Seattle Genetics, Inc.(a)                                                    465,010
    17,251     Sequenom, Inc.(a),(b)                                                         72,627
     8,012     Spectrum Pharmaceuticals, Inc.                                                59,770
    10,321     StemCells, Inc.(a)                                                            17,030
     4,728     Strategic Diagnostics,Inc.(a)                                                  4,259
     6,342     Sucampo Pharmaceuticals, Inc., Class A(a)                                     41,730
     1,605     Synageva BioPharma Corp.(a)                                                   67,410
     7,276     Synta Pharmaceuticals Corp.(a)                                                36,307
     4,538     Targacept, Inc.(a)                                                            19,377
     4,949     Techne Corp.                                                                 341,877
     3,273     Telik, Inc.(a)                                                                 4,419
     9,747     Theravance, Inc.(a)                                                          375,552
     6,916     Threshold Pharmaceuticals, Inc.(a)                                            36,378
     3,283     Transcept Pharmaceuticals, Inc.(a)                                             9,915
     3,113     Trubion Pharmaceuticals, Inc.                                                      -
     6,543     United Therapeutics Corp.(a)                                                 430,660

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                                                   SCHEDULE OF INVESTMENTS |  55

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,525     Vanda Pharmaceuticals, Inc.(a)                                          $     36,562
     6,479     Venaxis, Inc.(a)                                                               7,775
     6,225     Ventrus Biosciences, Inc.(a)                                                  14,940
    30,539     Vertex Pharmaceuticals, Inc.(a)                                            2,439,150
    11,769     Vical, Inc.(a)                                                                36,837
     9,260     ViroPharma, Inc.(a),(b)                                                      265,299
    14,209     Vivus, Inc.(a)                                                               178,749
    24,226     Warner Chilcott Plc, Class A                                                 481,613
    13,411     XOMA Corp.(a)                                                                 48,682
     7,420     Xenoport, Inc.(a)                                                             36,729
    14,510     ZIOPHARM Oncology, Inc.(a),(b)                                                30,471
    11,758     Zalicus, Inc.(a),(b)                                                           6,633
                                                                                       ------------
                                                                                         23,597,257
                                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 0.8%
     1,823     AV Homes, Inc.(a)                                                             32,322
     6,214     Alexander & Baldwin, Inc.(a)                                                 247,006
       900     American Realty Investors, Inc.(a)                                             4,482
     1,241     BBX Capital Corp.(a)                                                          16,021
       927     Consolidated-Tomoka Land Co.                                                  35,374
    20,516     Forest City Enterprises, Inc., Class A(a)                                    367,442
     4,954     Forestar Group, Inc.(a)                                                       99,377
     4,735     HFF, Inc., Class A                                                            84,141
     7,787     Home Loan Servicing Solutions Ltd.                                           186,654
     4,056     The Howard Hughes Corp.(a)                                                   454,637
     6,148     Jones Lang LaSalle, Inc.                                                     560,329
     6,998     Kennedy-Wilson Holdings, Inc.                                                116,447
     4,115     Market Leader, Inc.(a)                                                        44,031
     3,389     Maui Land & Pineapple Co., Inc.(a)                                            13,759
     6,508     Move, Inc.(a)                                                                 83,433
     2,611     Nationstar Mortgage Holdings, Inc.(a)                                         97,756
    16,464     Realogy Holdings Corp.(a)                                                    790,931
     1,655     Reis, Inc.(a)                                                                 30,601
    12,521     The St.Joe Co.(a)                                                            263,567
     2,270     Tejon Ranch Co.(a)                                                            64,672
     4,684     Thomas Properties Group, Inc.                                                 24,825
       393     Transcontinental Realty Investors, Inc.(a)                                     3,458
     2,183     Zillow, Inc.(a)                                                              122,903
     3,206     ZipRealty, Inc.(a)                                                            10,035
                                                                                       ------------
                                                                                          3,754,203
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.9%
    53,415     ARMOUR Residential REIT, Inc.                                                251,585
     7,777     Acadia Realty Trust(b)                                                       192,014
     2,204     Agree Realty Corp.                                                            65,062
       306     Alexander's, Inc.                                                             89,875
     9,667     Alexandria Real Estate Equities, Inc.                                        635,315
     5,090     American Assets Trust, Inc.                                                  157,077
    14,506     American Campus Communities, Inc.                                            589,814
    54,348     American Capital Agency Corp.                                              1,249,461
     8,388     American Capital Mortgage Investment Corp.                                   150,732
    23,079     American Realty Capital Properties, Inc.                                     352,186
   128,541     Annaly Capital Management, Inc.                                            1,615,760
    19,755     Anworth Mortgage Asset Corp.                                                 110,628
     6,184     Apollo Commercial Real Estate Finance, Inc.                                   98,202
     4,553     Apollo Residential Mortgage, Inc.                                             75,033
     5,043     Arbor Realty Trust, Inc.                                                      31,670
     1,883     Arlington Asset Investment Corp.                                              50,351

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,928     Ashford Hospitality Trust, Inc.                                         $    102,226
     7,540     Associated Estates Realty Corp.                                              121,243
     2,321     Aviv REIT, Inc.                                                               58,698
    10,672     BRE Properties                                                               533,813
     2,288     BRT Realty Trust(a)                                                           16,016
    25,712     BioMed Realty Trust, Inc.                                                    520,154
     3,675     Blackstone Mortgage Trust, Inc. Class A                                       90,772
    21,467     Brandywine Realty Trust(b)                                                   290,234
    22,503     CBL & Associates Properties, Inc.(b)                                         482,014
    24,856     CYS Investments, Inc.                                                        228,924
    11,568     Camden Property Trust(b)                                                     799,812
     9,354     Campus Crest Communities, Inc.                                               107,945
    13,106     CapLease, Inc.                                                               110,615
    13,114     Capstead Mortgage Corp.                                                      158,679
     8,184     Cedar Realty Trust, Inc.                                                      42,393
     3,721     Chatham Lodging Trust                                                         63,927
     7,423     Chesapeake Lodging Trust                                                     154,324
   143,894     Chimera Investment Corp.                                                     431,682
    11,328     Colonial Properties Trust                                                    273,231
     9,988     Colony Financial, Inc.                                                       198,661
    16,507     CommonWealth REIT                                                            381,642
     3,139     Coresite Realty Corp.                                                         99,852
    11,862     Corporate Office Properties Trust                                            302,481
    14,770     Cousins Properties, Inc.                                                     149,177
    17,013     CubeSmart                                                                    271,868
     2,762     CyrusOne, Inc.                                                                57,284
    40,467     DCT Industrial Trust, Inc.                                                   289,339
    34,117     DDR Corp.                                                                    568,048
    26,374     DiamondRock Hospitality Co.(b)                                               245,806
    17,703     Digital Realty Trust, Inc.                                                 1,079,883
    18,359     Douglas Emmett, Inc.(b)                                                      458,057
    44,361     Duke Realty Corp.(b)                                                         691,588
     9,148     DuPont Fabros Technology, Inc.                                               220,924
     6,591     EPR Properties(b)                                                            331,330
     4,283     Eastgroup Properties, Inc.                                                   241,004
    16,049     Education Realty Trust, Inc.                                                 164,181
     5,416     Equity Lifestyle Properties, Inc.                                            425,643
     8,259     Equity One, Inc.(b)                                                          186,901
     5,236     Essex Property Trust, Inc.(b)                                                832,105
     7,675     Excel Trust, Inc.                                                             98,317
    14,385     Extra Space Storage, Inc.                                                    603,163
     8,972     Federal Realty Investment Trust                                              930,217
    16,736     FelCor Lodging Trust, Inc.(a)                                                 98,910
    13,876     First Industrial Realty Trust, Inc.                                          210,499
     8,664     First Potomac Realty Trust                                                   113,152
    12,131     Franklin Street Properties Corp.                                             160,129
    61,788     General Growth Properties, Inc.                                            1,227,728
     4,166     Getty Realty Corp.                                                            86,028
     2,892     Gladstone Commercial Corp.                                                    53,907
    20,177     Glimcher Realty Trust                                                        220,333
     8,160     Government Properties Income Trust(b)                                        205,795
     7,168     Gramercy Property Trust, Inc.(a)                                              32,256
    13,403     Hatteras Financial Corp.                                                     330,250
    12,400     Healthcare Realty Trust, Inc.                                                316,200
     7,578     Healthcare Trust of America, Inc.                                             85,101
    24,760     Hersha Hospitality Trust                                                     139,646
    11,308     Highwoods Properties, Inc.(b)                                                402,678
     7,146     Home Properties, Inc.(b)                                                     467,134
    19,222     Hospitality Properties Trust                                                 505,154

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                                                   SCHEDULE OF INVESTMENTS |  57

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,696     Hudson Pacific Properties, Inc.                                         $    142,491
    12,531     Inland Real Estate Corp.                                                     128,067
    18,894     InvesCo. Mortgage Capital, Inc.                                              312,885
    14,691     Investors Real Estate Trust                                                  126,343
    10,788     iStar Financial, Inc.(a)                                                     121,797
    10,488     Kilroy Realty Corp.                                                          555,969
    12,503     Kite Realty Group Trust                                                       75,393
     4,945     LTC Properties, Inc.                                                         193,102
    13,054     LaSalle Hotel Properties                                                     322,434
    25,384     Lexington Realty Trust(b)                                                    296,485
    16,526     Liberty Property Trust(b)                                                    610,801
    48,548     MFA Financial, Inc.                                                          410,231
    10,275     MPG Office Trust, Inc.(a)                                                     32,264
    11,274     Mack-Cali Realty Corp.(b)                                                    276,100
    20,917     Medical Properties Trust, Inc.                                               299,531
     5,900     Mid-America Apartment Communities, Inc.(b)                                   399,843
       456     Mission West Properties, Inc.                                                      -
     7,237     Monmouth Real Estate Investment Corp., Class A                                71,429
     3,452     National Health Investors, Inc.(b)                                           206,637
    16,437     National Retail Properties, Inc.                                             565,433
    11,088     New York Mortgage Trust, Inc.(b)                                              75,066
    28,460     NorthStar Realty Finance Corp.                                               258,986
    16,143     Omega Healthcare Investors, Inc.                                             500,756
     1,966     One Liberty Properties, Inc.                                                  43,173
     2,432     PMC Commercial Trust                                                          19,991
     2,512     PS Business Parks, Inc.                                                      181,291
     6,144     Parkway Properties, Inc.                                                     102,973
     8,823     Pebblebrook Hotel Trust                                                      228,075
     8,996     Pennsylvania Real Estate Investment Trust                                    169,844
     5,478     PennyMac Mortgage Investment Trust(d)                                        115,312
    23,141     Piedmont Office Realty Trust, Inc.                                           413,761
     7,503     Post Properties, Inc.(b)                                                     371,323
     5,699     Potlatch Corp.                                                               230,468
     9,338     RAIT Financial Trust                                                          70,222
    16,877     RLJ Lodging Trust                                                            379,564
     8,422     Ramco-Gershenson Properties Trust                                            130,794
    17,326     Rayonier, Inc.(b)                                                            959,687
    26,755     Realty Income Corp.                                                        1,121,570
    11,558     Redwood Trust, Inc.                                                          196,486
    12,604     Regency Centers Corp.(b)                                                     640,409
    18,779     Resource Capital Corp.(b)                                                    115,491
     8,411     Retail Opportunity Investments Corp.                                         116,913
     3,548     Rouse Properties, Inc.                                                        69,612
    12,554     SL Green Realty Corp.(b)                                                   1,107,137
     6,621     STAG Industrial, Inc.                                                        132,089
     5,520     Sabra Healthcare REIT,Inc.                                                   144,127
     2,110     Saul Centers, Inc.                                                            93,811
    26,058     Senior Housing Properties Trust                                              675,684
     4,967     Silver Bay Realty Trust Corp.                                                 82,254
     4,351     Sovran Self Storage, Inc.                                                    281,901
    22,608     Starwood Property Trust, Inc.                                                559,548
    25,179     Strategic Hotel Capital, Inc.(a)                                             223,086
     4,792     Sun Communities, Inc.                                                        238,450
    22,904     Sunstone Hotel Investors, Inc.(a)                                            276,680
     7,885     Supertel Hospitality, Inc.(a)                                                  7,083
    13,160     Tanger Factory Outlet Centers, Inc.                                          440,334
     8,368     Taubman Centers, Inc.                                                        628,855
     3,739     Terreno Realty Corp.                                                          69,284
    51,210     Two Harbors Investment Corp.                                                 524,902
    34,428     UDR, Inc.(b)                                                                 877,570
     4,403     UMH Properties, Inc.                                                          45,219
     1,725     Universal Health Realty Income Trust                                          74,399

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,383     Urstadt Biddle Properties, Inc., Class A                                $     68,235
     7,902     WP Carey, Inc.                                                               522,875
     4,961     Walter Investment Management Corp.(a)                                        167,731
     9,108     Washington Real Estate Investment Trust                                      245,096
    15,433     Weingarten Realty Investors                                                  474,873
     5,028     Winthrop Realty Trust                                                         60,487
                                                                                       ------------
                                                                                         43,464,550
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 6.0%
     5,613     ACI Worldwide, Inc.(a),(b)                                                   260,892
    12,854     Ansys, Inc.(a)                                                               939,627
    11,019     AOL, Inc.(a)                                                                 401,973
     8,591     Accelrys, Inc.(a)                                                             72,164
     3,089     Acorn Energy, Inc.(b)                                                         26,071
     5,680     The Active Network, Inc.(a)                                                   42,998
     7,378     Actuate Corp.(a)                                                              48,990
     4,549     Advent Software, Inc.(a)                                                     159,488
     6,801     Alliance Data Systems Corp.(a)                                             1,231,185
    24,687     Allscripts Healthcare Solutions, Inc.(a)                                     319,450
    22,117     Amdocs Ltd.                                                                  820,320
     3,879     American Software, Inc., Class A                                              33,708
       952     Analysts International Corp.(a)                                                3,637
    13,130     Aspen Technology, Inc.(a)                                                    378,013
     5,093     athenahealth, Inc.(a)                                                        431,479
     6,322     Authentidate Holding Corp.(a)                                                  5,500
     6,364     Blackbaud, Inc.                                                              207,275
     6,376     Blucora, Inc.(a)                                                             118,211
     5,251     Bottomline Technologies, Inc.(a)                                             132,798
     3,996     BroadSoft, Inc.(a)                                                           110,290
     3,375     BSQUARE Corp.(a)                                                               9,281
     3,187     CACI International, Inc., Class A(a)                                         202,343
     9,585     Ciber, Inc.(a)                                                                32,014
     4,787     CSG Systems International, Inc.(b)                                           103,878
    39,335     Cadence Design Systems, Inc.(a),(b)                                          569,571
     4,955     Calix, Inc.(a)                                                                50,045
     6,124     Callidus Software, Inc.(a)                                                    40,357
    61,961     Clearwire Corp., Class A(a)                                                  308,566
     6,572     Cogent Communications Group, Inc.                                            185,002
     6,024     CommVault Systems, Inc.(a)                                                   457,161
     1,608     Computer Programs & Systems, Inc.                                             79,017
     2,265     Computer Task Group, Inc.                                                     52,027
    29,289     Compuware Corp.(c)                                                           303,141
     3,243     Comverse, Inc.(a)                                                             96,512
     6,405     Concur Technologies, Inc.(a)                                                 521,239
     4,883     Cornerstone OnDemand, Inc.(a),(b)                                            211,385
     2,713     Crexendo, Inc.                                                                 7,325
     4,070     DST Systems, Inc.                                                            265,893
     2,530     Datalink Corp.(a)                                                             26,919
     6,143     DealerTrack Technologies, Inc.(a),(b)                                        217,646
     7,736     DeVry, Inc.                                                                  239,971
     1,309     Digimarc Corp.                                                                27,188
     5,623     Digital River, Inc.(a)                                                       105,544
     2,140     Dynamics Research Corp.(a)                                                    11,920
     4,650     EPIQ Systems, Inc.                                                            62,635
    15,841     EarthLink, Inc.                                                               98,373
     4,598     Ebix, Inc.                                                                    42,577
     3,681     Envestnet, Inc.(a)                                                            90,553
     6,803     Equinix, Inc.(a),(b)                                                       1,256,650
     1,901     Evolving Systems, Inc.                                                        12,604
     3,833     ExactTarget, Inc.(a)                                                         129,249
    76,737     Facebook, Inc.(a)                                                          1,907,682
     5,000     Fair Isaac Corp.                                                             229,150
     6,457     FalconStor Software, Inc.(a)                                                   8,846
     1,873     Forrester Research, Inc.                                                      68,720
    18,938     Fortinet, Inc.(a)                                                            331,415
     4,471     GSE Systems, Inc.(a)                                                           6,751

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                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    12,956     Gartner, Inc.(a)                                                        $    738,362
     2,702     Guidance Software, Inc.(a)                                                    23,615
     4,230     Guidewire Software, Inc.(a)                                                  177,871
     4,068     The Hackett Group, Inc.                                                       21,113
    10,874     IAC/InterActiveCorp.                                                         517,167
     5,977     ICG Group, Inc.(a)                                                            68,138
     4,441     iGate Corp.(a)                                                                72,921
     4,213     Immersion Corp.(a)                                                            55,822
     5,693     Infoblox, Inc.(a)                                                            166,577
    14,963     Informatica Corp.(a)                                                         523,406
     3,774     Innodata Corp.(a)                                                             12,077
     2,239     Interactive Intelligence Group, Inc.(a)                                      115,532
     7,670     Internap Network Services Corp.(a)                                            63,431
     1,714     Internet Patents Corp.(a)                                                      6,050
     6,452     IntraLinks Holdings, Inc.(a)                                                  46,842
     9,522     Inuvo, Inc.(a)                                                                 7,618
    10,039     Ipass, Inc.(a)                                                                18,974
     6,383     j2 Global, Inc.                                                              271,341
     4,371     The KEYW Holding Corp.(a)                                                     57,916
     2,408     Keynote Systems, Inc.                                                         47,582
    11,095     Limelight Networks, Inc.(a)                                                   24,964
     7,668     LivePerson, Inc.(a)                                                           68,667
     3,298     LogMeIn, Inc.(a)                                                              80,669
     9,057     LookSmart Ltd.(a)                                                              6,340
     2,778     Manhattan Associates, Inc.(a)                                                214,350
       688     Mastech Holdings, Inc.                                                         5,263
     7,596     MedAssets, Inc.(a)                                                           134,753
     3,269     Medidata Solutions, Inc.(a),(b)                                              253,184
    13,100     Mentor Graphics Corp.                                                        256,105
    10,446     Merge Healthcare, Inc.(a)                                                     37,606
     3,244     Meru Networks, Inc.(a)                                                        13,073
     1,309     MicroStrategy, Inc., Class A(a)                                              113,831
     3,977     Mitek Systems, Inc.(a)                                                        22,987
     5,459     Monotype Imaging Holdings, Inc.                                              138,713
     3,161     Multiband Corp.(a)                                                            10,020
     2,004     NCI, Inc., Class A(a)                                                          8,297
     9,052     NIC, Inc.                                                                    149,630
     5,026     NetScout Systems, Inc.(a)                                                    117,307
     4,047     NetSuite, Inc.(a),(b)                                                        371,272
    35,054     Nuance Communications, Inc.(a)                                               644,292
     3,124     PC-Tel, Inc.                                                                  26,492
     3,817     PDF Solutions, Inc.(a)                                                        70,347
     2,938     PROS Holdings, Inc.(a)                                                        87,993
    16,535     PTC, Inc.(a)                                                                 405,604
     4,823     Palo Alto Networks, Inc.(a)                                                  203,338
     2,534     Pegasystems, Inc.                                                             83,926
     5,628     Perficient, Inc.(a)                                                           75,077
     6,468     Premiere Global Services, Inc.(a)                                             78,069
     7,765     Progress Software Corp.(a)                                                   178,673
       671     QAD, Inc., Class A                                                             7,703
     1,021     QAD, Inc., Class B                                                            10,639
    10,488     QLIK Technologies, Inc.(a)                                                   296,496
     5,658     Quality Systems, Inc.                                                        105,861
    15,420     Rackspace Hosting, Inc.(a)                                                   584,264
     5,505     RealPage, Inc.(a)                                                            100,962
     1,771     RigNet, Inc.(a)                                                               45,125
     2,013     Rosetta Stone, Inc.(a)                                                        29,672
    14,299     Rovi Corp.(a)                                                                326,589
     8,017     SS&C Technologies Holdings, Inc.(a)                                          263,759
    15,629     Sapient Corp.(a)                                                             204,115
     2,655     SciQuest, Inc.(a)                                                             66,508
     1,394     Selectica, Inc.(a)                                                            12,421
     2,057     ServiceNow, Inc.(a)                                                           83,082
     7,292     Smith Micro Software, Inc.(a)                                                  7,730
       114     SoftBrands, Inc.(a)                                                                -
     8,616     SolarWinds, Inc.(a)                                                          334,387
     9,539     Solera Holdings, Inc.                                                        530,845
     4,420     Sourcefire, Inc.(a),(b)                                                      245,531
     4,036     Splunk, Inc.(a)                                                              187,109
     8,513     Support.com, Inc.(a)                                                          38,904
     3,937     Synchronoss Technologies, Inc.(a)                                            121,535
    21,196     Synopsys, Inc.(a)                                                            757,757
     2,238     Syntel, Inc.                                                                 140,703
    21,614     TIBCO Software, Inc.(a)                                                      462,540

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,749     Tangoe, Inc.(a)                                                         $     73,277
     7,111     TeleCommunication Systems, Inc., Class A(a)                                   16,569
     3,039     TeleNav, Inc.(a)                                                              15,894
     3,866     Tyler Technologies, Inc.(a)                                                  265,014
     3,994     Ultimate Software Group, Inc.(a),(b)                                         468,456
     6,285     Unisys Corp.(a)                                                              138,710
    14,269     United Online, Inc.                                                          108,159
    10,970     Unwired Planet, Inc.(a)                                                       21,391
     4,809     VASCO Data Security International, Inc.(a)                                    39,963
    11,807     VMware, Inc., Class A(a)                                                     790,951
    12,557     Vantiv, Inc.Class A(a)                                                       346,573
     7,402     Verint Systems, Inc.(a)                                                      262,549
     5,989     VirnetX Holding Corp.(a),(b)                                                 119,720
     2,960     Virtusa Corp.(a)                                                              65,594
     3,191     Vocus, Inc.(a)                                                                33,569
       600     Voltari Corp.(a)                                                               2,142
    15,303     Wave Systems Corp., Class A(a)                                                 4,591
     4,705     Web.com Group, Inc.(a)                                                       120,448
     3,534     Workday, Inc., Class A(a)                                                    226,494
     9,594     Zix Corp.(a)                                                                  40,583
    69,187     Zynga, Inc.Class A(a),(b)                                                    192,340
                                                                                       ------------
                                                                                         29,323,640
                                                                                       ------------
SUPPORT SERVICES - 4.5%
     2,658     A.M.Castle & Co.(a)                                                           41,890
     6,822     ABM Industries, Inc.                                                         167,207
     1,470     ADA-ES, Inc.(a)                                                               61,916
     6,605     AMN Healthcare Services, Inc.(a)                                              94,584
       600     AMREP Corp.(a)                                                                 5,550
     6,202     ARC Document Solutions, Inc.(a)                                               24,808
     6,989     Acacia Research Corp.                                                        156,204
     4,935     The Advisory Board Co.(a),(b)                                                269,698
     5,717     Applied Industrial Technologies, Inc.                                        276,303
     6,363     Barnes Group, Inc.                                                           190,826
     1,011     Barrett Business Services, Inc.                                               52,784
     2,301     Black Box Corp.                                                               58,261
     5,067     Booz Allen Hamilton Holding Corp.                                             88,065
     6,523     The Brink's Co.                                                              166,402
    16,618     Broadridge Financial Solutions LLC                                           441,706
     7,327     CBIZ, Inc.(a)                                                                 49,164
     2,126     CDI Corp.                                                                     30,104
     1,531     CRA International, Inc.(a)                                                    28,278
     6,332     Cardtronics, Inc.(a)                                                         174,763
     6,367     Casella Waste Systems, Inc.(a)                                                27,442
     1,332     Cass Information Systems, Inc.                                                61,405
    11,249     Cenveo, Inc.(a)                                                               23,960
     7,485     Clean Harbors, Inc.(a)                                                       378,217
     5,075     Comfort Systems USA, Inc.                                                     75,719
     1,238     Consolidated Graphics,Inc.(a)                                                 58,198
    14,068     Convergys Corp.                                                              245,205
    13,098     CoreLogic, Inc.(a)                                                           303,481
     4,690     The Corporate Executive Board Co.                                            296,502
    15,913     Corrections Corp.of America                                                  538,973
     3,775     CoStar Group, Inc.(a)                                                        487,239
     3,730     Crawford & Co., Class B                                                       20,963
     4,872     Cross Country Healthcare, Inc.(a)                                             25,140
     1,402     DXP Enterprises, Inc.(a)                                                      93,373
     7,053     Deluxe Corp.                                                                 244,387
     7,329     Dice Holdings, Inc.(a)                                                        67,500
    10,513     DigitalGlobe, Inc.(a)                                                        326,008
     4,370     Document Security Systems, Inc.(a),(b)                                        10,051
     5,424     The Dolan Co.(a)                                                               8,841
     3,131     ENGlobal Corp.(a)                                                              2,974
     3,913     EVERTEC, Inc.(a)                                                              85,969
     3,676     Ennis, Inc.                                                                   63,558
     6,543     Euronet Worldwide, Inc.(a)                                                   208,460
     3,877     ExamWorks Group, Inc.(a)                                                      82,309
     3,734     ExlService Holdings, Inc.(a)                                                 110,377
     1,920     Exponent, Inc.                                                               113,491
     5,569     FTI Consulting, Inc.(a)                                                      183,164

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                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,173     FleetCor Technologies, Inc.(a)                                          $    745,765
     2,789     Franklin Covey Co.(a)                                                         37,540
       300     Frontline Capital Group                                                            -
     2,618     Fuel Tech, Inc.(a)                                                            10,027
     5,698     Furmanite Corp.(a)                                                            38,120
     2,761     G&K Services, Inc., Class A                                                  131,424
     2,943     GP Strategies Corp.(a)                                                        70,102
    18,523     Genpact Ltd.                                                                 356,383
     9,900     The Geo Group, Inc.                                                          336,105
     9,555     Global Cash Access, Inc.(a)                                                   59,814
    10,816     Global Payments, Inc.                                                        500,997
     2,352     Global Power Equipment Group, Inc.                                            37,914
     7,323     Harris Interactive, Inc.(a)                                                   13,255
     5,076     Heartland Payment Systems, Inc.                                              189,081
     2,399     Heidrick & Struggles International, Inc.                                      40,111
     1,384     Heritage-Crystal Clean, Inc.(a)                                               20,220
     4,996     Higher One Holdings, Inc.(a)                                                  58,153
     4,534     Hudson Global, Inc.(a)                                                        11,244
     3,276     Huron Consulting Group, Inc.(a)                                              151,482
     2,842     ICF International, Inc.(a)                                                    89,551
     4,517     Innerworkings, Inc.(a)                                                        49,010
     3,058     Insperity, Inc.                                                               92,657
    11,818     Jack Henry & Associates, Inc.                                                556,982
     3,701     Kaman Corp., Class A                                                         127,907
     3,691     Kelly Services, Inc., Class A                                                 64,482
     4,137     Kforce, Inc.                                                                  60,400
     6,869     Korn/Ferry International(a)                                                  128,725
       634     Lawson Products, Inc.                                                          8,141
    11,714     Lender Processing Services, Inc.                                             378,948
     3,155     Lincoln Educational Services Corp.                                            16,627
     9,644     LinkedIn Corp.(a)                                                          1,719,525
     9,164     Lionbridge Technologies, Inc.(a)                                              26,576
     4,748     MAXIMUS, Inc.                                                                353,631
     6,435     MSC Industrial Direct Co., Class A                                           498,455
     1,735     MWI Veterinary Supply, Inc.(a)                                               213,821
     2,116     Management Network Group, Inc.(a)                                              6,433
    10,543     Manpower, Inc.                                                               577,756
     3,220     McGrath RentCorp                                                             109,995
     7,655     Metalico, Inc.(a)                                                              9,186
     1,284     Michael Baker Corp.                                                           34,809
     2,355     Mistras Group, Inc.(a)                                                        41,401
     5,345     Mobile Mini, Inc.(a)                                                         177,187
     6,550     Moduslink Global Solutions, Inc.(a)                                           20,829
    16,353     Monster Worldwide, Inc.(a)                                                    80,293
     7,098     Navigant Consulting, Inc.(a)                                                  85,176
     9,025     NeuStar, Inc., Class A(a)                                                    439,337
    12,531     Odyssey Marine Exploration, Inc.(a)                                           37,092
     3,057     Official Payments Holdings, Inc.(a)                                           20,940
     6,288     On Assignment, Inc.(a)                                                       168,015
     3,944     Outerwall, Inc.(a)                                                           231,395
     3,750     PRGX Global, Inc.(a)                                                          20,588
     1,366     Park-Ohio Holdings Corp.(a)                                                   45,051
     8,189     Perma-Fix Environmental Services, Inc.(a)                                      2,948
     2,629     PowerSecure International, Inc.(a)                                            39,514
     3,498     Quad/Graphics, Inc.                                                           84,302
    25,030     R.R.Donnelley & Sons Co.                                                     350,670
     3,484     RPX Corp.(a)                                                                  58,531
     2,007     Rentrak Corp.(a)                                                              40,281
     5,593     Resources Connection, Inc.                                                    64,879
     3,079     Schnitzer Steel Industries, Inc., Class A                                     71,987

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,443     ServiceSource International, Inc.(a)                                    $     69,369
     3,560     Sharps Compliance Corp.(a)                                                     9,327
     1,933     Startek, Inc.(a)                                                               9,143
    16,316     Swisher Hygiene, Inc.(a)                                                      14,030
     5,423     SYKES Enterprises, Inc.(a)                                                    85,467
       910     The The Standard Register Co.(a)                                               2,621
     2,779     Team, Inc.(a)                                                                105,185
     3,076     TeleTech Holdings, Inc.(a)                                                    72,071
     8,863     Tetra Tech, Inc.(a),(b)                                                      208,369
     7,781     Towers Watson & Co., Class A                                                 637,575
     5,783     TrueBlue, Inc.(a)                                                            121,732
    10,306     URS Corp.                                                                    486,649
     2,489     US Ecology, Inc.                                                              68,298
     2,103     Unifirst Corp.                                                               191,899
    13,103     United Rentals, Inc.(a)                                                      653,971
     5,474     United Stationers, Inc.                                                      183,653
     3,265     Universal Technical Institute, Inc.                                           33,727
    20,283     Verisk Analytics, Inc.(a)                                                  1,210,895
     2,777     Viad Corp.                                                                    68,092
     5,354     WEX, Inc.(a)                                                                 410,652
    16,879     Waste Connections, Inc.                                                      694,402
                                                                                       ------------
                                                                                         21,870,316
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
    12,876     3D Systems Corp.(a),(b)                                                      565,256
     8,230     Adtran, Inc.                                                                 202,540
    12,187     Anadigics, Inc.(a)                                                            26,811
    15,962     ARRIS Group, Inc.(a)                                                         229,055
     4,491     ATMI, Inc.(a)                                                                106,212
     5,453     AXT, Inc.(a)                                                                  14,723
     5,195     Advanced Energy Industries, Inc.(a)                                           90,445
     2,279     Agilysys, Inc.(a)                                                             25,730
     1,164     Alliance Fiber Optic Products, Inc.                                           23,292
     9,534     Amkor Technology, Inc.(a)                                                     40,138
     2,148     Amtech Systems, Inc.(a)                                                       13,661
     9,668     Applied Micro Circuits Corp.(a)                                               85,078
    15,255     Aruba Networks, Inc.(a)                                                      234,317
    59,145     Atmel Corp.(a)                                                               434,716
    29,628     Avago Technologies Ltd.                                                    1,107,495
     9,111     Aviat Networks, Inc.(a)                                                       23,871
     2,015     Aware, Inc.                                                                   10,478
    16,588     Axcelis Technologies, Inc.(a)                                                 30,190
    62,618     Brocade Communications Systems, Inc.(a)                                      360,680
     8,894     Brooks Automation, Inc.                                                       86,539
     1,397     CVD Equipment Corp.(a),(b)                                                    11,637
     3,193     Cabot Microelectronics Corp.(a)                                              105,401
     5,028     CalAmp Corp.(a)                                                               73,409
     7,236     Cavium, Inc.(a),(b)                                                          255,937
     3,559     Ceva, Inc.(a)                                                                 68,902
    14,377     Ciena Corp.(a),(b)                                                           279,201
     8,862     Cirrus Logic, Inc.(a)                                                        153,844
     2,144     Clearfield, Inc.(a)                                                           20,196
     3,077     Cohu, Inc.                                                                    38,462
     2,357     Comtech Telecommunications Corp.                                              63,380
     1,957     Concurrent Computer Corp.                                                     14,971
     5,314     Cray, Inc.(a),(b)                                                            104,367
    16,249     Cree, Inc.(a),(b)                                                          1,037,661
    18,773     Cypress Semiconductor Corp.                                                  201,434
     3,429     DSP Group, Inc.(a)                                                            28,495
       368     Dataram Corp.(a)                                                               1,373
     8,741     Diebold, Inc.                                                                294,484
     3,951     Digi International, Inc.(a)                                                   37,021
     4,959     Diodes, Inc.(a)                                                              128,785
     9,114     Dot Hill Systems Corp.(a)                                                     19,960
     4,659     Dycom Industries, Inc.(a)                                                    107,809
     5,443     EchoStar Corp.Class A(a)                                                     212,876
     6,580     Electronics for Imaging, Inc.(a)                                             186,148
     3,572     Emcore Corp.(a)                                                               12,859
    13,108     Emulex Corp.(a)                                                               85,464
    19,448     Entegris, Inc.(a)                                                            182,617
    13,357     Entropic Communications, Inc.(a)                                              57,034

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                                                   SCHEDULE OF INVESTMENTS |  63

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,920     Exar Corp.(a)                                                           $     74,528
    14,326     Extreme Networks, Inc.(a)                                                     49,425
    17,522     Fairchild Semiconductor International, Inc.(a)                               241,804
    13,082     Finisar Corp.(a)                                                             221,740
     7,444     Formfactor, Inc.(a)                                                           50,247
    10,122     Fusion-io, Inc.(a)                                                           144,137
     3,827     GSI Technology, Inc.(a)                                                       24,187
     3,694     Globecomm Systems, Inc.(a)                                                    46,692
    16,504     Harmonic, Inc.(a)                                                            104,800
     3,796     Hittite Microwave Corp.(a)                                                   220,168
     4,488     Hutchinson Technology, Inc.(a)                                                21,228
     2,125     ID Systems, Inc.(a)                                                           10,689
     3,474     IXYS Corp.                                                                    38,422
     7,272     Identive Group, Inc.(a)                                                        5,258
       682     iGO, Inc.(a)                                                                   1,589
    11,101     Ikanos Communications, Inc.(a)                                                16,540
     4,885     Imation Corp.(a)                                                              20,664
    16,318     Infinera Corp.(a)                                                            174,113
     3,600     Infosonics Corp.(a)                                                            1,620
    20,738     Ingram Micro, Inc., Class A(a)                                               393,815
     2,958     Inphi Corp.(a)                                                                32,538
     5,871     Insight Enterprises, Inc.(a)                                                 104,152
    20,554     Integrated Device Technology, Inc.(a)                                        163,199
     4,066     Integrated Silicon Solutions, Inc.(a)                                         44,563
     4,710     Inteliquent, Inc.                                                             27,083
     5,852     InterDigital, Inc.                                                           261,292
     8,474     Intermec, Inc.(a)                                                             83,299
     9,675     International Rectifier Corp.(a)                                             202,594
    17,151     Intersil Corp., Class A                                                      134,121
     7,818     Ixia(a)                                                                      143,851
     2,575     KVH Industries, Inc.(a)                                                       34,273
    10,311     Kopin Corp.(a)                                                                38,254
    10,550     Kulicke & Soffa Industries, Inc.(a)                                          116,683
     8,678     LRAD Corp.(a)                                                                  9,806
     7,225     LTX-Credence Corp.(a)                                                         43,278
     3,162     Lantronix, Inc.(a)                                                             4,996
    16,665     Lattice Semiconductor Corp.(a)                                                84,492
     8,746     Lexmark International, Inc., Class A                                         267,365
     1,796     Loral Space & Communications Ltd.                                            107,724
    10,922     Micros Systems, Inc.(a)                                                      471,284
     7,265     MKS Instruments, Inc.                                                        192,813
    58,998     Marvell Technology Group Ltd.                                                690,867
     9,962     Mattson Technology, Inc.(a)                                                   21,717
    39,746     Maxim Integrated Products, Inc.                                            1,104,144
     4,409     MaxLinear, Inc., Class A(a)                                                   30,863
     4,615     Mercury Systems, Inc.(a)                                                      42,550
     6,410     Micrel, Inc.                                                                  63,331
    12,826     Microsemi Corp.(a)                                                           291,791
     6,749     Mindspeed Technologies, Inc.(a)                                               21,867
     4,630     Monolithic Power Systems, Inc.                                               111,629
     7,187     MoSys, Inc.(a)                                                                28,892
    22,754     NCR Corp.(a)                                                                 750,654
     5,386     NETGEAR, Inc.(a)                                                             164,488
     3,310     Nanometrics, Inc.(a)                                                          48,558
     3,604     NeoPhotonics Corp.(a)                                                         31,319
     4,429     NetList, Inc.(a)                                                               3,898
     5,803     Novatel Wireless, Inc.(a)                                                     22,922
    12,046     OCZ Technology Group, Inc.(a),(b)                                             17,467
    62,321     ON Semiconductor Corp.(a)                                                    503,554
    14,879     Oclaro, Inc.(a),(b)                                                           17,557
     7,549     Omnivision Technologies, Inc.(a)                                             140,789
     3,034     Oplink Communications, Inc.(a)                                                52,701
     1,750     Optical Cable Corp.                                                            7,753
     7,736     Overland Storage, Inc.(a)                                                      8,819

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,934     PAR Technology Corp.(a)                                                 $      7,794
     2,231     PC Connection, Inc.                                                           34,469
     6,522     PLX Technology, Inc.(a)                                                       31,045
    28,533     PMC-Sierra, Inc.(a)                                                          181,185
    13,688     ParkerVision, Inc.(a)                                                         62,280
    25,345     Pendrell Corp.(a)                                                             66,404
     1,109     Performance Technologies, Inc.(a)                                              1,309
     3,101     Pericom Semiconductor Corp.(a)                                                22,079
     8,475     Photronics, Inc.(a)                                                           68,308
     3,290     Pixelworks, Inc.(a)                                                           11,252
     5,972     Plantronics, Inc.                                                            262,290
    23,951     Polycom, Inc.(a)                                                             252,444
     4,085     Power Integrations, Inc.                                                     165,688
       358     Preformed Line Products Co.                                                   23,739
     3,127     Procera Networks, Inc.(a)                                                     42,934
    12,436     QLogic Corp.(a)                                                              118,888
    35,782     Quantum Corp.(a)                                                              49,021
     9,239     QuickLogic Corp.(a)                                                           20,418
    39,280     RF Micro Devices, Inc.(a)                                                    210,148
     3,847     Radisys Corp.(a)                                                              18,504
    15,720     Rambus, Inc.(a)                                                              135,035
     2,148     Rimage Corp.                                                                  18,022
    22,945     Riverbed Technology, Inc.(a)                                                 357,024
     5,008     Rudolph Technologies, Inc.(a)                                                 56,090
     5,841     STEC, Inc.(a)                                                                 39,252
     3,544     SYNNEX Corp.(a),(b)                                                          149,840
     3,883     ScanSource, Inc.(a)                                                          124,256
     3,948     SeaChange International, Inc.(a)                                              46,231
     9,354     Semtech Corp.(a)                                                             327,671
     9,231     Shoretel, Inc.(a)                                                             37,201
     5,242     Sigma Designs, Inc.(a)                                                        26,472
     5,106     Silicon Graphics International Corp.(a)                                       68,318
    11,660     Silicon Image, Inc.(a)                                                        68,211
     5,383     Silicon Laboratories, Inc.(a)                                                222,910
    26,344     Skyworks Solutions, Inc.(a)                                                  576,670
     1,158     Sonic Foundry, Inc.(a)                                                        12,275
    40,110     Sonus Networks, Inc.(a)                                                      120,731
     6,542     Spansion, Inc., Class A(a)                                                    81,906
    32,404     SunEdison, Inc.(a),(b)                                                       264,741
     3,733     Super Micro Computer, Inc.(a)                                                 39,719
     1,639     Supertex, Inc.                                                                39,188
     6,740     Symmetricom, Inc.(a)                                                          30,263
     4,656     Synaptics, Inc.(a)                                                           179,535
       905     Systemax, Inc.                                                                 8,516
     5,046     Tech Data Corp.(a)                                                           237,616
    44,910     Tellabs, Inc.                                                                 88,922
     7,247     Tessera Technologies, Inc.                                                   150,738
     1,900     Transact Technologies, Inc.                                                   15,523
     5,338     Transwitch Corp.(a)                                                            1,922
    22,844     TriQuint Semiconductor, Inc.(a)                                              158,309
     6,360     USA Technologies, Inc.(a)                                                     11,066
     4,606     Ultra Clean Holdings, Inc.(a)                                                 27,866
     3,994     Ultratech, Inc.(a),(b)                                                       146,660
     2,922     VOXX International Corp.(a)                                                   35,853
    15,196     VeriFone Systems, Inc.(a),(b)                                                255,445
     5,675     Viasat, Inc.(a)                                                              405,535
     7,535     Vitesse Semiconductor Corp.(a)                                                19,817
     3,634     Volterra Semiconductor Corp.(a)                                               51,312
     3,339     West Corp.                                                                    73,925
     9,091     Westell Technologies, Inc., Class A(a)                                        21,727
     5,499     Zhone Technologies, Inc.(a)                                                    4,399
                                                                                       ------------
                                                                                         22,489,321
                                                                                       ------------
TOBACCO - 0.1%
    11,097     Alliance One International, Inc.(a)                                           42,169
     4,365     Schweitzer-Mauduit International, Inc.                                       217,726

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  65

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    22,783     Star Scientific, Inc.(a),(b)                                            $     31,668
     3,084     Universal Corp.                                                              178,409
     8,426     Vector Group Ltd.                                                            136,670
                                                                                       ------------
                                                                                            606,642
                                                                                       ------------
TRAVEL & LEISURE - 4.7%
     3,511     AFC Enterprises, Inc.(a)                                                     126,185
     9,619     Alaska Air Group, Inc.(a)                                                    500,188
     2,048     Allegiant Travel Co.                                                         217,067
     3,946     Ambassadors Group, Inc.                                                       14,008
     4,978     Ameristar Casinos, Inc.                                                      130,872
    14,900     Avis Budget Group, Inc.(a)                                                   428,375
     3,557     BJ's Restaurants, Inc.(a)                                                    131,965
     5,398     Bally Technologies, Inc.(a)                                                  304,555
       189     Biglari Holdings, Inc.(a)                                                     77,566
     6,212     Bloomin'Brands, Inc.(a)                                                      154,555
     3,769     Bob Evans Farms, Inc.                                                        177,068
     8,230     Boyd Gaming Corp.(a)                                                          92,999
     2,896     Bravo Brio Restaurant Group, Inc.(a)                                          51,607
     9,831     Brinker International, Inc.                                                  387,636
     2,679     Buffalo Wild Wings, Inc.(a)                                                  262,971
     8,926     Burger King Worldwide, Inc.                                                  174,146
     2,384     CEC Entertainment, Inc.                                                       97,839
     2,607     Carmike Cinemas, Inc.(a)                                                      50,471
     3,017     Carrols Restaurant Group, Inc.(a)                                             19,490
     4,783     Century Casinos, Inc.(a)                                                      16,549
     6,775     The Cheesecake Factory, Inc.                                                 283,805
     4,072     Choice Hotels International, Inc.                                            161,618
     1,739     Churchill Downs, Inc.                                                        137,120
    13,752     Cinemark Holdings, Inc.                                                      383,956
     3,314     Cosi, Inc.(a)                                                                  7,291
     3,261     Cracker Barrel Old Country Store, Inc.                                       308,686
   116,394     Delta Air Lines, Inc.(a)                                                   2,177,732
    14,117     Denny's Corp.(a)                                                              79,338
     2,308     DineEquity, Inc.                                                             158,952
     7,863     Domino's Pizza, Inc.                                                         457,233
     3,295     Dover Downs Gaming & Entertainment, Inc.                                       5,107
     4,712     Dover Motorsports, Inc.                                                       10,178
    10,378     Dunkin'Brands Group, Inc.                                                    444,386
     1,490     Einstein Noah Restaurant Group, Inc.                                          21,158
     3,211     Empire Resorts, Inc.(a)                                                        9,376
     3,165     Entertainment Gaming Asia, Inc.(a)                                             5,824
     1,603     Famous Dave's of America, Inc.(a)                                             24,991
     2,879     Fiesta Restaurant Group, Inc.(a)                                              99,009
     3,528     Full House Resorts, Inc.(a)                                                    9,526
     1,026     Gaming Partners International Corp.                                            8,105
     7,344     Hawaiian Holdings, Inc.(a)                                                    44,872
    55,234     Hertz Global Holdings, Inc.(a),(b)                                         1,369,803
     5,022     HomeAway, Inc.(a)                                                            162,411
     7,615     Hyatt Hotels Corp.(a)                                                        307,341
     3,105     International Speedway Corp., Class A                                         97,714
     5,356     Interval Leisure Group, Inc.                                                 106,691
     3,562     Isle of Capri Casinos, Inc.(a)                                                26,715
     6,213     Jack in the Box, Inc.(a)                                                     244,109
    30,570     JetBlue Airways Corp.(a)                                                     192,591
     9,422     Krispy Kreme Doughnuts, Inc.(a)                                              164,414
    48,792     Las Vegas Sands Corp.                                                      2,582,561
     5,424     Life Time Fitness, Inc.(a)                                                   271,797
     3,348     Luby's, Inc.(a)                                                               28,291
    51,576     MGM Resorts International(a)                                                 762,293
     3,170     MTR Gaming Group, Inc.(a)                                                     10,619
     8,548     Madison Square Garden, Inc.(a)                                               506,469
     2,990     Marcus Corp.                                                                  38,033


================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,340     Marriott Vacations Worldwide Corp.(a)                                   $    187,662
     1,701     Monarch Casino & Resort, Inc.(a)                                              28,679
     5,742     Morgans Hotel Group Co.(a)                                                    46,281
     4,132     Multimedia Games Holding Co., Inc.(a)                                        107,721
     3,361     Norwegian Cruise Line Holdings, Ltd.(a)                                      101,872
     3,851     Orbitz Worldwide, Inc.(a)                                                     30,924
    12,672     Orient Express Hotels Ltd., Class A(a)                                       154,091
     3,900     Panera Bread Co., Class A(a),(b)                                             725,166
     2,345     Papa John's International, Inc.(a)                                           153,293
     9,426     Penn National Gaming, Inc.(a)                                                498,258
     8,495     Pinnacle Entertainment, Inc.(a)                                              167,097
     8,491     Premier Exhibitions, Inc.(a)                                                  14,774
     3,535     Reading International, Inc., Class A(a)                                       22,483
     3,935     Red Lion Hotels Corp.(a)                                                      24,043
     1,878     Red Robin Gourmet Burgers, Inc.(a)                                           103,628
    11,088     Regal Entertainment Group, Series A                                          198,475
     5,460     Republic Airways Holdings, Inc.(a)                                            61,862
     1,858     Rick's Cabaret International, Inc.(a)                                         16,035
    19,652     Royal Caribbean Cruises Ltd.                                                 655,198
     8,054     Ruby Tuesday, Inc.(a)                                                         74,338
     5,434     Ruth's Hospitality Group, Inc.                                                65,588
     7,218     Ryman Hospitality Properties                                                 281,574
     7,864     SHFL Entertainment, Inc.(a)                                                  139,271
     7,400     Scientific Games Corp., Class A(a)                                            83,250
     3,718     SeaWorld Entertainment, Inc.                                                 130,502
    13,132     Six Flags Entertainment Corp.                                                461,721
     6,485     SkyWest, Inc.                                                                 87,807
     7,843     Sonic Corp.(a)                                                               114,194
     1,229     Speedway Motorsports, Inc.                                                    21,385
     6,494     Spirit Airlines, Inc.(a)                                                     206,314
     1,878     Steiner Leisure Ltd.(a)                                                       99,271
     8,009     Texas Roadhouse, Inc., Class A                                               200,385
     3,399     Town Sports International Holdings, Inc.                                      36,607
     1,453     Travelzoo, Inc.(a),(b)                                                        39,609
    22,740     US Airways Group, Inc.(a)                                                    373,391
    45,974     United Continental Holdings, Inc.(a)                                       1,438,526
     4,918     Vail Resorts, Inc.                                                           302,555
     7,610     WMS Industries, Inc.(a)                                                      194,131
    38,661     The Wendy's Co.                                                              225,394
     4,291     World Wrestling Entertainment, Inc.                                           44,240
                                                                                       ------------
                                                                                         23,043,822
                                                                                       ------------
               Total Common Stocks - 96.6%                                              470,865,441
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
               OTHER INTERESTS(e)

               FIXED LINE TELECOMMUNICATIONS - 0.0%
$       29     Primus Telecommunications Group, Inc.                                              1
                                                                                       ------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
         3     Merck Contingent Value                                                             -
                                                                                       ------------
               REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
         4     AmeriVest Properties, Inc.(a)                                                      -
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)          INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
$        4     Gerber Scientific, Inc.                                                            -
                                                                                       ------------
               TRAVEL & LEISURE - 0.0%
        13     FRD Acquisition Co.                                                                -
                                                                                       ------------
               Total Other Interests - 0.0%                                                       1
                                                                                       ------------

---------------------------------------------------------------------------------------------------
PAR
(000)
---------------------------------------------------------------------------------------------------
               RIGHTS

               AUTOMOBILES & PARTS - 0.0%
     2,419     Federal-Mogul Corp. (Expires 12/27/14)(a)                                        411
                                                                                       ------------
               Total Rights - 0.0%                                                              411
                                                                                       ------------

---------------------------------------------------------------------------------------------------
SHARES
---------------------------------------------------------------------------------------------------
               WARRANTS(f)
               AUTOMOBILES & PARTS - 0.0%
       249     Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1 Warrant,
                Expires 12/27/14, Strike Price $45.82) (Expires 12/27/14)(a)                      2
                                                                                       ------------
               OIL & GAS PRODUCERS - 0.0%
     1,481     Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1 Warrant,
                Expires 10/14/13, Strike Price $10.50) (Expires 10/14/13)(a)                      -
                                                                                       ------------
               Total Warrants - 0.0%                                                              2
                                                                                       ------------
               Total Long-Term Investments (cost:$309,010,940) - 96.6%                  470,865,855
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
               SHORT-TERM SECURITIES
   $32,268     BlackRock Liquidity Series LLC, Money Market Series, 0.21%(d),(g),(h)   $ 32,267,758
                                                                                       ------------

---------------------------------------------------------------------------------------------------
SHARES
---------------------------------------------------------------------------------------------------
16,487,365     BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06%(d),(g)    16,487,365
                                                                                       ------------
               Total Short-Term Securities (cost: $48,755,123) - 10.0%                   48,755,123
                                                                                       ------------
               TOTAL INVESTMENTS (cost: $357,766,063*) - 106.6%                         519,620,978
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%                           (32,116,529)
                                                                                       ------------

               NET ASSETS - 100.0%                                                     $487,504,449
                                                                                       ============

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

* As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                      $360,836,100
                                                              ============
Gross unrealized appreciation                                 $181,873,981
Gross unrealized depreciation                                  (23,089,103)
                                                              ------------
Net unrealized appreciation                                   $158,784,878
                                                              ============

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) All or a portion of security has been pledged in connection with open financial futures contracts.

(d) Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                                 SHARES/                                               SHARES/
                              BENEFICIAL          SHARES/                           BENEFICIAL
                        INTEREST HELD AT       BENEFICIAL          SHARES/    INTEREST HELD AT       VALUE AT
                            DECEMBER 31,         INTEREST       BENEFICIAL            JUNE 30,       JUNE 30,
AFFILIATE                           2012        PURCHASED    INTEREST SOLD                2013           2013     INCOME
------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class         11,170,008      5,317,357(1)               -          16,487,365    $16,487,365   $  8,646
BlackRock Liquidity Series
  LLC, Money Market
  Series                     $14,273,670    $17,994,088(1)               -         $32,267,758    $32,267,758   $175,830
PennyMac Mortgage
  Investment Trust                 5,478              -                  -               5,478    $   115,312   $  6,245

  (1) Represents net shares/beneficial interest purchased.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g) Represents the current yield as of report date.

(h) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series' management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o   Financial futures contracts as of June 30, 2013 were as follows:

                                                                     UNREALIZED
CONTRACTS                                             NOTIONAL     APPRECIATION
PURCHASED       ISSUE       EXCHANGE    EXPIRATION       VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
       79     Russell            ICE
                 2000        Futures
                 Mini             US     September
                Index        Indices          2013  $7,700,130         $ 52,637
       76      MidCap
                  400        Chicago     September
               E-Mini     Mercantile          2013  $8,800,040          (36,912)
                                                                       --------
TOTAL                                                                  $ 15,725
                                                                       ========

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

    o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

    o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

                                                   LEVEL 1          LEVEL 2    LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Common Stocks:
    Aerospace & Defense                         $  7,274,415     $         -      $    -   $  7,274,415
    Alternative Energy                               416,842               -           -        416,842
    Automobiles & Parts                            8,558,613               -           -      8,558,613
    Banks                                         24,172,006               -           -     24,172,006
    Beverages                                        338,082               -           -        338,082
    Chemicals                                     11,824,382               -           -     11,824,382
    Construction & Materials                      11,949,522               -           -     11,949,522
    Electricity                                    8,277,760               -           -      8,277,760
    Electronic & Electrical Equipment             14,501,085               -           -     14,501,085
    Financial Services                            14,862,551               -           -     14,862,551
    Fixed Line Telecommunications                  1,723,981               -           -      1,723,981
    Food & Drug Retailers                          3,558,804               -           -      3,558,804
    Food Producers                                 7,003,998               -           -      7,003,998
    Food Products                                  3,233,061               -           -      3,233,061
    Forestry & Paper                               1,549,200               -           -      1,549,200
    Gas, Water & Multi-Utilities                   7,242,092               -           -      7,242,092
    General Industrials                            6,233,893               -           -      6,233,893
    General Retailers                             23,304,786               -           -     23,304,786
    Health Care Equipment & Services              23,910,914               -           -     23,910,914
    Household Goods & Home Construction           10,614,715               -           -     10,614,715
    Industrial Engineering                        14,592,673               -           -     14,592,673
    Industrial Metals & Mining                     2,857,651               -           -      2,857,651
    Industrial Transportation                      6,927,755               -           -      6,927,755
    Leisure Goods                                  3,898,359               -           -      3,898,359
    Life Insurance                                 2,122,544               -           -      2,122,544
    Media                                         20,603,091               -           -     20,603,091
    Mining                                         2,375,727               -           -      2,375,727
    Mobile Telecommunications                      2,774,187               -           -      2,774,187
    Nonlife Insurance                             18,140,486               -           -     18,140,486
    Oil & Gas Producers                           14,367,252               -           -     14,367,252
    Oil Equipment, Services & Distribution        16,041,330               -           -     16,041,330
    Personal Goods                                 7,463,933               -           -      7,463,933
    Pharmaceuticals & Biotechnology               22,373,207       1,224,050           -     23,597,257
    Real Estate Investment & Services              3,754,203               -           -      3,754,203
    Real Estate Investment Trusts (REITs)         43,464,550               -           -     43,464,550
    Software & Computer Services                  29,323,640               -           -     29,323,640
    Support Services                              21,870,316               -           -     21,870,316
    Technology Hardware & Equipment               22,489,321               -           -     22,489,321
    Tobacco                                          606,642               -           -        606,642
    Travel & Leisure                              23,043,822               -           -     23,043,822
  Other Interests:
    Fixed Line Telecommunications                          1               -           -              1
  Rights:
    Automobiles & Parts                                  411               -           -            411
  Warrants:
    Automobiles & Parts                                    2               -           -              2
  Short-Term Securities                           16,487,365      32,267,758           -     48,755,123
-------------------------------------------------------------------------------------------------------
Total                                           $486,129,170     $33,491,808      $    -   $519,620,978
=======================================================================================================

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

                       DERIVATIVE FINANCIAL INSTRUMENTS(1)
--------------------------------------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
ASSETS:
  Equity contracts            $ 52,637          -           -        $ 52,637
LIABILITIES:
  Equity contracts             (36,912)         -           -         (36,912)
--------------------------------------------------------------------------------
TOTAL                         $ 15,725          -           -        $ 15,725
--------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series' assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

                               LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
ASSETS:
  Cash                        $27,818                -      -       $     27,818
LIABILITIES:
  Collateral on securities
    loaned at value                 -     $(32,267,758)     -       $(32,267,758)
--------------------------------------------------------------------------------
TOTAL                         $27,818     $(32,267,758)     -       $(32,239,940)
--------------------------------------------------------------------------------

There were no transfers between levels during the six months ended June 30, 2013.

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments at value -- unaffiliated (including securities
    loaned at value of $31,141,579) (cost -- $308,902,848)          $470,750,543
  Investments at value - affiliated (cost -- $48,863,215)             48,870,435
  Cash                                                                    27,818
  Dividends receivable                                                   570,876
  Contributions receivable from investors                                336,389
  Investments sold receivable                                            200,340
  Securities lending income receivable -- affiliated                      20,695
  Prepaid expenses                                                         1,493
                                                                    ------------
        Total assets                                                 520,778,589
                                                                    ------------
LIABILITIES
  Collateral on securities loaned at value                            32,267,758
  Investments purchased payable                                          847,417
  Variation margin payable                                                36,626
  Other affiliates payable                                                 3,536
  Investment advisory fees payable                                         2,642
  Directors' fees payable                                                  2,243
  Other accrued expenses payable                                         113,918
                                                                    ------------
        Total liabilities                                             33,274,140
                                                                    ------------
NET ASSETS                                                          $487,504,449
                                                                    ============
NET ASSETS CONSIST OF:
  Investors' capital                                                $325,633,808
  Net unrealized appreciation/depreciation                           161,870,641
                                                                    ------------
  Net assets                                                        $487,504,449
                                                                    ============

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  73

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends -- unaffiliated                                          $ 2,734,976
  Foreign taxes withheld                                                  (3,967)
  Securities lending -- affiliated - net                                 175,830
  Dividends -- affiliated                                                 14,891
                                                                     -----------
        Total income                                                   2,921,730
                                                                     -----------
EXPENSES
  Investment advisory                                                     22,667
  Accounting services                                                     62,684
  Professional                                                            31,494
  Custodian                                                               18,319
  Printing                                                                13,512
  Directors                                                                9,551
  Miscellaneous                                                            3,292
                                                                     -----------
        Total expenses                                                   161,519
  Less fees waived and/or reimbursed by Manager                           (7,057)
                                                                     -----------
        Total expenses after fees waived and/or reimbursed               154,462
                                                                     -----------
NET INVESTMENT INCOME                                                  2,767,268
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain from:
    Investments                                                        6,623,863
    Financial futures contracts                                        2,161,337
                                                                     -----------
                                                                       8,785,200
                                                                     -----------
  Net change in unrealized appreciation/depreciation on:
    Investments                                                       51,840,179
    Financial futures contracts                                         (149,102)
                                                                     -----------
                                                                      51,691,077
                                                                     -----------
        Total realized and unrealized gain                            60,476,277
                                                                     -----------
  Net increase in net assets resulting from operations               $63,243,545
                                                                     ===========

See notes to financial statements.

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                            6/30/2013       12/31/2012
----------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                   $   2,767,268    $   7,371,799
  Net realized gain                                           8,785,200          271,624
  Net change in unrealized appreciation/depreciation         51,691,077       66,917,117
                                                          ------------------------------
  Net increase in net assets resulting
    from operations                                          63,243,545       74,560,540
                                                          ------------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                66,762,923       68,284,242
  Value of withdrawals                                      (40,806,576)    (184,292,124)
                                                          ------------------------------
  Net increase (decrease) in net assets
    derived from capital transactions                        25,956,347     (116,007,882)
                                                          ------------------------------
NET ASSETS
  Total increase (decrease) in net assets                    89,199,892      (41,447,342)
  Beginning of period                                       398,304,557      439,751,899
                                                          ------------------------------
  End of period                                           $ 487,504,449    $ 398,304,557
                                                          ==============================

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  75

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX MONTHS
                                      ENDED
                                     JUNE 30,
                                   (UNAUDITED)                 YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------
                                       2013          2012        2011        2010        2009        2008
                                   ----------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return               15.58%(1)     18.04%      (3.55)%     28.65%      37.08%     (39.13)%
                                   ----------------------------------------------------------------------
RATIOS TO AVERAGE:
  NET ASSETS
Total expenses                         0.07%(2)      0.10%       0.08%       0.08%       0.11%       0.11%
                                   ----------------------------------------------------------------------
Total expenses after fees waived
  and/or reimbursed                    0.07%(2)      0.09%       0.08%       0.08%       0.10%       0.11%
                                   ----------------------------------------------------------------------
Net investment income                  1.22%(2)      1.83%       1.29%       1.30%       1.26%       1.47%
                                   ----------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (000)     487,504      $398,305    $439,752    $437,426    $286,216    $199,403
                                   ======================================================================
Portfolio turnover                        6%           12%         12%         15%         20%         33%
                                   ----------------------------------------------------------------------

(1) Aggregate total investment return.

(2) Annualized.

See notes to financial statements.

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) ORGANIZATION

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the
Series:

VALUATION -- US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  77

================================================================================

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series value its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deem relevant consistent with the principals of fair value measurement which include the market approach, income approach and/or

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  79

================================================================================

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(3) SECURITIES AND OTHER INVESTMENTS

SECURITIES LENDING -- The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC ("BIM"), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements ("MSLA") which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  81

================================================================================

is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty's bankruptcy or insolvency. Under the MSLA, the Series can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of the Series' open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

                                           SECURITIES
                                           LOANED AT         CASH COLLATERAL        NET
COUNTERPARTY                                 VALUE             RECEIVED(1)       AMOUNT(2)
------------------------------------------------------------------------------------------
Barclays Capital, Inc.                    $   242,705         $   (242,705)          --
BNP Paribas S.A.                               22,788              (22,788)          --
Citigroup Global Markets, Inc.                370,244             (369,755)        $489
Credit Suisse Securities (USA) LLC         10,397,961          (10,397,961)          --
Deutsche Bank Securities, Inc.                738,950             (738,950)          --
Goldman Sachs & Co                          1,719,245           (1,719,245)          --
JPMorgan Securitas LLC                        408,541             (408,541)          --
Merrill Lynch, Pierce,
  Fenner & Smith, Inc.                         87,208              (87,208)          --
Morgan Stanley                             16,483,082          (16,483,082)          --
SG Americas Securities LLC                      4,774               (4,774)          --
UBS Securities LLC                            666,081             (666,081)          --
                                          ------------------------------------------------
TOTAL                                     $31,141,579         $(31,141,090)        $489
                                          ================================================

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $32,267,758 has been received in connection with securities lending transactions.

(2) The market value of the loaned securities is determined as of June 30, 2013. Additional collateral is delivered to the Series on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Series benefits from a

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

borrower default indemnity provided by BlackRock, Inc. ("BlackRock"). BlackRock's indemnity allows for full replacement of securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

(4) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

FINANCIAL FUTURES CONTRACTS -- The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract's size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series' derivative financial instruments categorized by risk exposure:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF JUNE 30, 2013

                                                  DERIVATIVE ASSETS
                                 -----------------------------------------------
                                 STATEMENT OF ASSETS
                                 AND LIABILITIES LOCATION                VALUE
                                 -----------------------------------------------
Equity contracts                 Net unrealized appreciation(1)          $15,725
--------------------------------------------------------------------------------

(1) Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF
                     OPERATIONS SIX MONTHS ENDED JUNE 30, 2013

                                 Net Realized Gain From
Equity contracts                 Financial futures contracts          $2,161,337
--------------------------------------------------------------------------------
                                 Net Change in Unrealized
                                 Appreciation/Depreciation on
Equity contracts                 Financial futures contracts          $ (149,102)
--------------------------------------------------------------------------------

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:

    Average number of contracts purchased                                    166
--------------------------------------------------------------------------------
    Average number of contracts sold                                           1
--------------------------------------------------------------------------------
    Average notional value of contracts purchased                    $17,449,225
--------------------------------------------------------------------------------
    Average notional value of contracts sold                         $   115,100
--------------------------------------------------------------------------------

COUNTERPARTY CREDIT RISK -- A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right to offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearing house. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Series.

(5) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  85

================================================================================

in other affiliated investment companies, if any. This amount is included in fees waived and/or reimbursed by Manager in the Statement of Operations. For the six months ended June 30, 2013, the amount waived was $7,057.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2013, the Series reimbursed the Manager $1,829 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series' business, in order to limit expenses to 0.12% of the Series' average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

There were no fees waived and/or reimbursed by Manager for the six months ended June 30, 2013.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending -- affiliated -- net in the Statement of Operations. For the six months ended June 30, 2013, BIM received $188,984 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(6) PURCHASES AND SALES

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2013, were $51,970,895 and $25,349,342, respectively.

(7) BANK BORROWINGS

The Series, along with certain other funds managed by the Manager and its affiliates ("Participating Funds"), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

did not borrow under the credit agreement during the six months ended June 30, 2013.

(8) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2013, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(9) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADVISORY AGREEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met in person on April 11, 2013 (the "April Meeting") and May 21-22, 2013 (the "May Meeting") to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor") with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

The Board consists of fourteen individuals, twelve of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent

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                                                       ADVISORY AGREEMENTS |  89

================================================================================

Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

THE AGREEMENTS

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management's and portfolio managers' analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting;
(c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls and

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

================================================================================

risk and compliance oversight mechanisms; (h) BlackRock's implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock's implementation of the Portfolio's valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund ("ETF"), closed-end fund and institutional account product channels, as applicable; (l) BlackRock's compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock's business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock's commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock's profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock's performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Portfolio by BlackRock affiliates; and (vi) BlackRock's oversight of relationships with third party service providers.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

THE APPROVAL PROCESS -- Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper ("Expense Peers") and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper(1), as well as the gross investment

(1) Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

================================================================================

                                                       ADVISORY AGREEMENTS |  91

================================================================================

performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio's shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board's year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2014. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Fund's costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

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

================================================================================

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY BLACKROCK -- The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing Portfolio performance and the Portfolio's investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio's portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent and create performance incentives.

================================================================================

                                                       ADVISORY AGREEMENTS |  93

================================================================================

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support;
(vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock's fund administration, shareholder services, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

THE INVESTMENT PERFORMANCE OF THE PORTFOLIO AND BLACKROCK -- The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided

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94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that the Portfolio's gross performance (before fees and expenses), as agreed upon by the Board, was within tolerance of its benchmark during each of the one-, three- and five-year periods reported. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock's overall portfolio management structure designed to result in strengthened leadership teams.

CONSIDERATION OF THE ADVISORY/MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE PORTFOLIO -- The Board, including the Independent Board Members, reviewed the Portfolio's contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio's total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to

================================================================================

                                                       ADVISORY AGREEMENTS |  95

================================================================================

available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock's profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock's overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock's expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio's contractual management fee rate ranked in the first quartile relative to the Portfolio's Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio's total net operating expenses as a percentage of the Portfolio's average daily net assets.

ECONOMIES OF SCALE -- The Board, including the Independent Board Members, considered the extent to which economies of scale might be

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96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

OTHER FACTORS DEEMED RELEVANT BY THE BOARD MEMBERS -- The Board, including the Independent Board Members, also took into account other ancillary or "fall-out" benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock's funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

CONCLUSION -- The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement

================================================================================

                                                       ADVISORY AGREEMENTS |  97

================================================================================

between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2014, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

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98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            JP Morgan Chase Bank
                                     4 Chase Metrotech Center
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                     State Street Bank and Trust Company
                                     100 Summer Street
                                     Boston, Massachusetts 02110
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   37757-0813                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:    08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.